United States
                     Securities and Exchange Commission
                            Washington, DC 20549

                                  FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act file number: 811-04984

                             AMERICAN BEACON FUNDS
               (Exact name of registrant as specified in charter)

                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
              (Address of principal executive offices) (Zip code)

                         DOUGLAS G. HERRING, PRESIDENT
                      4151 Amon Carter Boulevard, MD 2450
                            Fort Worth, Texas 76155
                    (Name and address of agent for service)

      Registrant's telephone number, including area code: (817) 967-3509

                   Date of fiscal year end: December 31, 2007

                   Date of reporting period: September 30, 2007

ITEM 1. SCHEDULES OF INVESTMENTS.


The American Beacon International Equity Index Fund invests all of its investable assets in the Master International Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master International Index Series for the fiscal quarter ended September 30, 2007 is provided below.

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Australia - 6.4%   Air Freight & Logistics - 0.1%         56,109  Toll Holdings Ltd.                                 $      652,725
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                        49,357  Qantas Airways Ltd.                                       244,387
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                       43,836  Coca-Cola Amatil Ltd.                                     350,081
                                                         197,296  Foster's Group Ltd.                                     1,143,212
                                                           6,284  Lion Nathan Ltd.                                           51,468
                                                                                                                     --------------
                                                                                                                          1,544,761
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.1%                   15,178  CSL Ltd.                                                1,445,139
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                 19,536  Macquarie Bank Ltd.                                     1,463,098
                                                           1,184  Perpetual Trustees Australia Ltd.                          76,769
                                                                                                                     --------------
                                                                                                                          1,539,867
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                       31,019  Orica Ltd.                                                828,495
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.5%               149,045  Australia & New Zealand Banking Group Ltd.              3,927,979
                                                         104,833  Commonwealth Bank of Australia Ltd.                     5,245,603
                                                         132,448  National Australia Bank Ltd.                            4,667,031
                                                         161,553  Westpac Banking Corp.                                   4,085,594
                                                                                                                     --------------
                                                                                                                         17,926,207
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                 122,140  Brambles Ltd.                                           1,599,704
                   Supplies - 0.1%                         7,609  Downer EDI Ltd.                                            42,267
                                                                                                                     --------------
                                                                                                                          1,641,971
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%       9,604  Leighton Holdings Ltd.                                    438,889
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%          32,839  Boral Ltd.                                                209,515
                                                          33,896  James Hardie Industries NV                                214,454
                                                                                                                     --------------
                                                                                                                            423,969
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%          55,191  Amcor Ltd.                                                361,426
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                    86,290  Pacific Brands Ltd.                                       237,365
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer                   51,212  ABC Learning Centres Ltd.                                 298,561
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                  12,193  Australian Stock Exchange Ltd.                            581,546
                   Services - 0.2%                        21,814  Babcock & Brown Ltd.                                      531,728
                                                          49,792  Challenger Financial Services Group Ltd.                  273,934
                                                                                                                     --------------
                                                                                                                          1,387,208
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         253,956  Telstra Corp. Ltd.                                        982,518
                   Services - 0.1%                       117,168  Telstra Corp. Ltd. Installment Receipts                   297,352
                                                                                                                     --------------
                                                                                                                          1,279,870
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment &                      9,755  WorleyParsons Ltd.                                        367,106
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%       106,056  Coles Myer Ltd.                                    $    1,449,277
                                                         100,333  Woolworths Ltd.                                         2,645,098
                                                                                                                     --------------
                                                                                                                          4,094,375
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                   61,294  Futuris Corp. Ltd.                                        115,849
                                                          75,440  Goodman Fielder Ltd.                                      172,710
                                                                                                                     --------------
                                                                                                                            288,559
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 6,833  Ansell Ltd.                                                75,791
                   Supplies - 0.0%                         2,469  Cochlear Ltd.                                             170,800
                                                                                                                     --------------
                                                                                                                            246,591
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                91,085  Mayne Group Ltd.                                          337,038
                   Services - 0.1%                        35,439  Sonic Healthcare Ltd.                                     490,570
                                                                                                                     --------------
                                                                                                                            827,608
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  23,055  Aristocrat Leisure Ltd.                                   284,364
                   Leisure - 0.1%                         52,742  Tabcorp Holdings Ltd.                                     709,030
                                                          64,333  Tattersall's Ltd.                                         226,631
                                                                                                                     --------------
                                                                                                                          1,220,025
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                     34,681  Computershare Ltd.                                        285,892
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%       121,032  CSR Ltd.                                                  334,007
                                                          29,516  Wesfarmers Ltd.                                         1,100,024
                                                                                                                     --------------
                                                                                                                          1,434,031
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                      154,726  AMP Ltd.                                                1,447,102
                                                          53,968  AXA Asia Pacific Holdings Ltd.                            373,531
                                                         161,803  Insurance Australia Group Ltd.                            753,774
                                                          75,477  QBE Insurance Group Ltd.                                2,263,741
                                                          84,436  Suncorp-Metway Ltd.                                     1,520,964
                                                                                                                     --------------
                                                                                                                          6,359,112
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                            4,076  APN News & Media Ltd.                                      18,880
                                                         136,433  Fairfax Media Ltd.                                        571,422
                                                          60,440  Macquarie Communications Infrastructure Group             326,616
                                                          38,422  Publishing and Broadcasting Ltd.                          671,648
                                                                                                                     --------------
                                                                                                                          1,588,566
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.4%                106,550  Alumina Ltd.                                              675,067
                                                         271,236  BHP Billiton Ltd.                                      10,722,360
                                                          58,610  BlueScope Steel Ltd.                                      559,082
                                                          13,327  Fortescue Metals Group Ltd. (b)                           563,969
                                                          28,055  Iluka Resources Ltd.                                      137,418
                                                          37,488  Newcrest Mining Ltd.                                      931,420

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          27,510  OneSteel Ltd.                                      $      168,436
                                                          22,272  Rio Tinto Ltd.                                          2,138,760
                                                          47,049  Zinifex Ltd.                                              739,792
                                                                                                                     --------------
                                                                                                                         16,636,304
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                 28,965  AGL Energy Ltd.                                           407,893
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                12,485  Harvey Norman Holdings Ltd.                                66,028
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  10,809  Caltex Australia Ltd.                                     225,781
                   Fuels - 0.4%                           58,406  Origin Energy Ltd.                                        533,814
                                                          36,005  Paladin Resources Ltd. (b)                                247,286
                                                          62,702  Santos Ltd.                                               837,362
                                                          43,003  Woodside Petroleum Ltd.                                 1,915,569
                                                                                                                     --------------
                                                                                                                          3,759,812
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%          5,919  PaperlinX Ltd.                                             15,967
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts         114,334  CFS Retail Property Trust                                 242,476
                   (REITs) - 0.6%                         90,918  Centro Properties Group                                   594,583
                                                         166,094  Commonwealth Property Office Fund                         245,394
                                                         163,730  DB RREEF Trust                                            292,025
                                                          99,888  Goodman Group                                             612,473
                                                          83,673  ING Industrial Fund                                       210,120
                                                          69,934  Macquarie Office Trust                                     97,118
                                                          70,450  Mirvac Group                                              340,701
                                                          75,995  Multiplex Group                                           337,845
                                                         131,926  Stockland                                               1,053,582
                                                         143,877  Westfield Group                                         2,770,425
                                                                                                                     --------------
                                                                                                                          6,796,742
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &              194,005  General Property Trust                                    877,968
                   Development - 0.1%                     22,466  Lend Lease Corp., Ltd.                                    376,776
                                                                                                                     --------------
                                                                                                                          1,254,744
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                     57,500  Asciano Group (b)                                         457,673
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel &                     4,526  Billabong International Ltd.                               60,162
                   Luxury Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          30,724  Macquarie Airports Group                                  118,594
                   - 0.1%                                184,082  Macquarie Infrastructure Group                            509,637
                                                          98,073  Transurban Group                                          635,284
                                                                                                                     --------------
                                                                                                                          1,263,515
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Australia                       77,681,545
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.6%     Building Products - 0.1%                7,215  Wienerberger AG                                           451,240
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                15,184  Erste Bank der Oesterreichischen Sparkassen AG     $    1,157,274
                                                           2,739  Raiffeisen International Bank Holding AG                  400,330
                                                                                                                     --------------
                                                                                                                          1,557,604
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%           2,326  RHI AG (b)                                                107,065
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%           1,018  Mayr-Melnhof Karton AG                                    112,500
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          33,399  Telekom Austria AG                                        873,920
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%               4,033  Verbund - Oesterreichische
                                                                  Elektrizitaetswirtschafts AG                              232,449
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                   3,077  BetandWin.com Interactive Entertainment AG (b)             73,273
                   Leisure - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                          796  Wiener Staedtische Allgemeine Versicherung AG              55,617
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                        4,212  Andritz AG                                                290,994
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                  9,587  Voestalpine AG                                            828,434
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  15,310  OMV AG                                                  1,022,355
                   Fuels - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management                 37,119  IMMOFINANZ Immobilien Anlagen AG                          463,134
                   & Development - 0.1%                   30,380  Immoeast Immobilien Anlagen AG (b)                        330,966
                                                          30,732  Meinl European Land Ltd. (b)                              438,221
                                                                                                                     --------------
                                                                                                                          1,232,321
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure           1,050  Flughafen Wien AG                                         108,460
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Austria                          6,946,232
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 1.1%     Beverages - 0.1%                       14,701  InBev NV                                                1,332,395
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.1%                        4,760  Solvay SA                                                 690,763
                                                           2,785  Umicore SA                                                665,582
                                                                                                                     --------------
                                                                                                                          1,356,345
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                39,870  Dexia NV                                                1,207,544
                                                          15,092  KBC Bancassurance Holding                               2,076,283
                                                                                                                     --------------
                                                                                                                          3,283,827
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                       204  D'ieteren SA                                               91,046
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                 106,989  Fortis                                                  3,150,370
                   Services - 0.3%                         6,092  Groupe Bruxelles Lambert SA                               738,903
                                                                                                                     --------------
                                                                                                                          3,889,273
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          17,227  Belgacom SA                                               799,336
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%               927  Bekaert SA                                                124,267
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                  1,006  Barco NV                                                   86,658
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%           921  Colruyt SA                                                194,565
                                                           7,134  Delhaize Group                                            683,604
                                                             518  Delhaize Group (a)                                         49,759
                                                                                                                     --------------
                                                                                                                            927,928
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 1,461  Omega Pharma SA                                    $      128,123
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Technology - 0.0%          14,189  AGFA-Gevaert NV                                           273,142
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                           1,787  Compagnie Maritime Belge SA (CMB)                         132,504
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                   1,612  Euronav SA                                                 50,685
                   Fuels - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                 11,546  UCB SA                                                    681,278
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             199  Cofinimmo SA                                               35,204
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication              1,464  Mobistar SA                                               128,073
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Belgium                         13,320,084
-----------------------------------------------------------------------------------------------------------------------------------
Bermuda - 0.0%     Energy Equipment &                     16,882  SeaDrill Ltd. (b)                                         379,679
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel &                    19,785  Yue Yuen Industrial Holdings Ltd.                          59,173
                   Luxury Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Bermuda                            438,852
-----------------------------------------------------------------------------------------------------------------------------------
Cayman Islands     Communications Equipment - 0.1%       150,416  Foxconn International Holdings Ltd. (b)                   412,133
- 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%               210,518  Belle International Holdings Ltd.                         276,760
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Cayman Islands                 688,893
-----------------------------------------------------------------------------------------------------------------------------------
Denmark - 0.9%     Beverages - 0.0%                        2,762  Carlsberg A/S                                             377,220
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.0%                        3,817  Novozymes A/S Class B                                     479,690
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                42,451  Danske Bank A/S                                         1,723,488
                                                           3,350  Jyske Bank (b)                                            260,482
                                                           4,339  Sydbank A/S                                               188,818
                                                                                                                     --------------
                                                                                                                          2,172,788
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%       3,467  FLS Industries A/S Class B                                368,724
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%            15,414  Vestas Wind Systems A/S (b)                             1,217,694
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.1%                    5,963  Danisco A/S                                               463,658
                                                           4,085  East Asiatic Co., Ltd. A/S                                305,131
                                                                                                                     --------------
                                                                                                                            768,789
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                   671  Coloplast A/S Class B                                      63,790
                   Supplies - 0.1%                        26,200  GN Store Nord A/S (b)                                     265,613
                                                           1,430  William Demant Holding (b)                                126,372
                                                                                                                     --------------
                                                                                                                            455,775
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%                 796  Bang & Olufsen A/S Class B                                 89,833
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                        1,651  Topdanmark A/S (b)                                        271,593
                                                           1,391  TrygVesta A/S                                             111,484
                                                                                                                     --------------
                                                                                                                            383,077
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                        1,620  NKT Holding A/S                                           181,587
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.1%                              88  AP Moller - Maersk A/S                                  1,208,592
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                   1,800  D/S Torm A/S                                       $       73,337
                   Fuels - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.2%                  9,119  H Lundbeck A/S                                            247,690
                                                          20,326  Novo-Nordisk A/S B                                      2,453,319
                                                                                                                     --------------
                                                                                                                          2,701,009
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                     24,110  Dsv A/S                                                   568,404
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Denmark                         11,046,519
-----------------------------------------------------------------------------------------------------------------------------------
Finland - 1.9%     Auto Components - 0.0%                  9,415  Nokian Renkaat Oyj                                        368,658
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                3,128  Asko Oyj                                                   97,102
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 1.0%       317,764  Nokia Oyj                                              12,080,007
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%      13,931  YIT Oyj                                                   413,983
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                     840  OKO Bank                                                   17,368
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          17,441  Elisa Corp.                                               542,163
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%              37,845  Fortum Oyj                                              1,389,055
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%         7,835  Kesko Oyj Class B                                         520,516
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                      9,375  TietoEnator Oyj                                           210,416
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                       41,601  Sampo Oyj                                               1,270,056
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment &                    12,154  Amer Sports Corp.                                         281,627
                   Products - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.2%                        2,051  Cargotec Corp. Class B                                    100,782
                                                           7,973  KCI Konecranes Oyj                                        320,721
                                                           4,302  Kone Oyj Class B                                          313,775
                                                          12,456  Metso Oyj                                                 857,883
                                                           5,530  Wartsila Oyj                                              378,897
                                                                                                                     --------------
                                                                                                                          1,972,058
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            2,600  SanomaWSOY Oyj (Class B)                                   80,860
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                 12,568  Outokumpu Oyj                                             451,437
                                                           6,996  Rautaruukki Oyj                                           423,876
                                                                                                                     --------------
                                                                                                                            875,313
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  12,309  Neste Oil Oyj                                             450,558
                   Fuels - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.2%         57,145  Stora Enso Oyj Class R                                  1,113,093
                                                          38,954  UPM-Kymmene Oyj                                           942,064
                                                                                                                     --------------
                                                                                                                          2,055,157
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.0%                  3,062  Orion Oyj                                                  77,806
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Finland                         22,702,703
-----------------------------------------------------------------------------------------------------------------------------------
France - 9.1%      Aerospace & Defense - 0.2%             30,498  European Aeronautic Defense and Space Co.                 937,611
                                                           9,174  Safran SA                                                 221,472

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9,925  Thales SA                                          $      581,809
                                                           2,001  Zodiac SA                                                 143,350
                                                                                                                     --------------
                                                                                                                          1,884,242
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                        10,976  Air France-KLM                                            403,330
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.2%                 11,908  Compagnie Generale des Etablissements Michelin          1,600,887
                                                           8,467  Valeo SA                                                  471,107
                                                                                                                     --------------
                                                                                                                          2,071,994
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.3%                     14,830  Peugeot SA                                              1,223,974
                                                          13,358  Renault SA                                              1,935,633
                                                                                                                     --------------
                                                                                                                          3,159,607
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                        7,837  Pernod-Ricard SA                                        1,710,129
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%               26,363  Cie de Saint-Gobain SA                                  2,751,370
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                       18,696  Air Liquide                                             2,502,255
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.2%                67,696  BNP Paribas SA                                          7,407,764
                                                          56,271  Credit Agricole SA                                      2,170,472
                                                          27,232  Societe Generale SA                                     4,569,667
                                                                                                                     --------------
                                                                                                                         14,147,903
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                   1,788  Societe BIC SA                                            153,281
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.2%       181,784  Alcatel SA                                              1,866,339
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%      33,145  Vinci SA                                                2,589,534
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%           1,346  Imerys SA                                                 122,856
                                                          12,642  Lafarge SA                                              1,958,610
                                                                                                                     --------------
                                                                                                                          2,081,466
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         139,360  France Telecom SA                                       4,667,921
                   Services - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%             9,116  Alstom                                                  1,853,253
                                                          17,602  Schneider Electric SA                                   2,223,812
                                                                                                                     --------------
                                                                                                                          4,077,065
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment &                      8,454  Technip SA                                                755,844
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.3%        44,017  Carrefour SA                                            3,083,682
                                                           5,058  Casino Guichard Perrachon SA                              530,402
                                                                                                                     --------------
                                                                                                                          3,614,084
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                   31,406  Groupe Danone                                           2,472,032
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                   14,651  Gaz de France SA                                          761,286
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                19,312  Cie Generale d'Optique Essilor International SA         1,211,664
                   Supplies - 0.1%
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  17,044  Accor SA                                           $    1,513,154
                   Leisure - 0.2%                          6,609  Sodexho Alliance SA                                       457,067
                                                                                                                     --------------
                                                                                                                          1,970,221
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%              27,303  Thomson                                                   415,800
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                      6,356  Atos Origin SA (b)                                        369,783
                                                           8,546  Cap Gemini SA                                             526,684
                                                                                                                     --------------
                                                                                                                            896,467
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.5%                      125,947  AXA SA                                                  5,635,638
                                                           2,829  CNP Assurances                                            361,890
                                                           8,310  Scor SE                                                   222,654
                                                                                                                     --------------
                                                                                                                          6,220,182
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                        3,737  Vallourec SA                                            1,076,408
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.5%                           12,062  Lagardere S.C.A.                                        1,026,652
                                                           1,796  M6-Metropole Television SA                                 52,116
                                                           7,450  PagesJaunes Groupe SA                                     153,081
                                                          15,209  Publicis Groupe                                           625,458
                                                          14,311  Societe Television Francaise 1                            384,666
                                                          90,252  Vivendi SA                                              3,809,350
                                                                                                                     --------------
                                                                                                                          6,051,323
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.6%                 84,609  Suez SA                                                 4,982,748
                                                          27,743  Veolia Environnement SA                                 2,389,026
                                                                                                                     --------------
                                                                                                                          7,371,774
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                 6,763  Pinault-Printemps-Redoute                               1,272,384
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%               1,892  Neopost SA                                                266,875
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                 170,687  Total SA                                               13,878,100
                   Fuels - 1.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.2%               19,194  L'Oreal SA                                              2,518,000
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.6%                 78,780  Sanofi-Aventis                                          6,670,502
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts             492  Gecina SA                                                  83,486
                   (REITs) - 0.2%                          4,302  Klepierre                                                 246,787
                                                           6,928  Unibail - Rodamco                                       1,783,049
                                                                                                                     --------------
                                                                                                                          2,113,322
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                1,974  Icade                                                     143,837
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor         64,896  STMicroelectronics NV                                   1,091,023
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Software - 0.0%                        10,753  Business Objects SA (b)                            $      479,928
                                                           3,307  Dassault Systemes SA                                      217,012
                                                                                                                     --------------
                                                                                                                            696,940
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel &                     5,108  Hermes International                                      574,831
                   Luxury Goods - 0.2%                    20,109  LVMH Moet Hennessy Louis Vuitton SA                     2,410,648
                                                                                                                     --------------
                                                                                                                          2,985,479
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure           2,184  Aeroports de Paris                                        251,632
                   - 0.0%                                    538  Societe Des Autoroutes Paris-Rhin-Rhone                    56,539
                                                                                                                     --------------
                                                                                                                            308,171
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication             20,328  Bouygues                                                1,753,398
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in France                         110,581,552
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 7.8%     Air Freight & Logistics - 0.2%         70,788  Deutsche Post AG                                        2,059,170
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.1%                        19,116  Deutsche Lufthansa AG                                     549,801
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.1%                  8,758  Continental AG                                          1,211,126
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.0%                     70,172  DaimlerChrysler AG                                      7,068,331
                                                             774  Porsche AG (Preference Shares)                          1,644,186
                                                          14,286  Volkswagen AG                                           3,228,808
                                                                                                                     --------------
                                                                                                                         11,941,325
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                 41,574  Deutsche Bank AG Registered Shares                      5,357,923
                                                           3,332  MLP AG                                                     44,472
                                                                                                                     --------------
                                                                                                                          5,402,395
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.9%                       10,874  Altana AG                                                 262,047
                                                          37,931  BASF AG                                                 5,246,484
                                                          57,251  Bayer AG                                                4,556,960
                                                          11,282  Linde AG                                                1,401,060
                                                                                                                     --------------
                                                                                                                         11,466,551
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.2%                50,462  Commerzbank AG                                          2,042,830
                                                           7,451  Deutsche Postbank AG                                      547,066
                                                                                                                     --------------
                                                                                                                          2,589,896
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%          1,694  Wincor Nixdorf AG                                         140,102
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%       2,333  Bilfinger Berger AG                                       182,338
                                                           4,632  Hochtief AG                                               561,885
                                                                                                                     --------------
                                                                                                                            744,223
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                  15,239  Deutsche Boerse AG                                      2,075,211
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         223,717  Deutsche Telekom AG                                     4,395,928
                   Services - 0.4%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.8%              49,751  E.ON AG                                                 9,198,355
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%             8,066  Solarworld AG                                      $      464,322
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%        14,002  Metro AG                                                1,264,650
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                      131  Suedzucker AG                                               2,632
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                 5,439  Celesio AG                                                343,268
                   Services - 0.1%                        17,863  Fresenius Medical Care AG                                 949,328
                                                                                                                     --------------
                                                                                                                          1,292,596
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  22,535  TUI AG                                                    605,398
                   Leisure - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.0%               2,800  Henkel KGaA                                               132,596
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.8%         4,392  Rheinmetall AG                                            348,897
                                                          66,704  Siemens AG                                              9,171,098
                                                                                                                     --------------
                                                                                                                          9,519,995
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.0%                       36,449  Allianz AG Registered Shares                            8,515,976
                                                          16,477  Muenchener Rueckversicherungs AG Registered Shares      3,166,458
                                                                                                                     --------------
                                                                                                                         11,682,434
                   ----------------------------------------------------------------------------------------------------------------
                   Life Sciences Tools &                   7,219  Qiagen NV (b)                                             139,379
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                        2,865  Heidelberger Druckmaschn AG                               125,338
                                                          10,521  MAN AG                                                  1,530,990
                                                                                                                     --------------
                                                                                                                          1,656,328
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                           11,240  Premiere AG (b)                                           242,658
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.2%                  3,101  Salzgitter AG                                             609,066
                                                          32,087  ThyssenKrupp AG                                         2,043,385
                                                                                                                     --------------
                                                                                                                          2,652,451
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.4%                 35,460  RWE AG                                                  4,459,741
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.0%                 2,978  KarstadtQuelle AG (b)                                      99,707
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.0%                5,837  Beiersdorf AG                                             437,136
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                  6,344  Merck KGaA                                                765,307
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                9,043  IVG Immobilien AG                                         337,070
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor         63,886  Infineon Technologies AG (b)                            1,101,373
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.3%                        68,160  SAP AG                                                  3,989,745
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.0%                 3,720  Douglas Holding AG                                        232,391
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury             12,559  Adidas-Salomon AG                                         823,788
                   Goods - 0.1%                            1,304  Puma AG Rudolf Dassler Sport                              560,358
                                                                                                                     --------------
                                                                                                                          1,384,146
                   ----------------------------------------------------------------------------------------------------------------
                   Thrifts & Mortgage Finance - 0.0%       5,814  Hypo Real Estate Holding AG                               330,623
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Germany                         94,566,761
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
Greece - 0.8%      Beverages - 0.0%                        6,415  Coca-Cola Hellenic Bottling Co. SA                 $      370,471
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.5%                37,684  Alpha Bank AE                                           1,313,290
                                                          30,274  EFG Eurobank Ergasias SA                                1,064,548
                                                          35,786  National Bank of Greece SA                              2,280,988
                                                          28,902  Piraeus Bank SA                                         1,032,788
                                                                                                                     --------------
                                                                                                                          5,691,614
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.0%       3,355  Hellenic Technodomiki Tev SA                               44,874
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%           2,911  Titan Cement Co. SA                                       150,429
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                   9,044  Hellenic Exchanges SA                                     290,165
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          26,676  Hellenic Telecommunications Organization SA               989,000
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%               9,295  Public Power Corp.                                        368,465
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  17,514  OPAP SA                                                   679,292
                   Leisure - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.0%                  4,010  Viohalco, Hellenic Copper and Aluminum Industry SA         65,986
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                     854  Hellenic Petroleum SA                                      13,639
                   Fuels - 0.0%                            3,114  Motor Oil Hellas Corinth Refineries SA                     82,591
                                                                                                                     --------------
                                                                                                                             96,230
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel &                     4,272  Folli - Follie SA Registered Shares                       174,221
                   Luxury Goods - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication              9,444  Cosmote Mobile Telecommunications SA                      324,545
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Greece                           9,245,292
-----------------------------------------------------------------------------------------------------------------------------------
Hong Kong - 2.0%   Airlines - 0.0%                        61,263  Cathay Pacific Airways Ltd.                               167,464
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%               344,400  BOC Hong Kong Holdings Ltd.                               872,757
                                                         144,339  Bank of East Asia Ltd.                                    809,532
                                                          71,253  Hang Seng Bank Ltd.                                     1,265,787
                                                           3,500  Wing Hang Bank Ltd.                                        40,250
                                                                                                                     --------------
                                                                                                                          2,988,326
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.1%                   227,990  Li & Fung Ltd.                                            967,818
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                  89,348  Hong Kong Exchanges and Clearing Ltd.                   2,730,833
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         144,195  PCCW Ltd.                                                  95,340
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%             133,687  CLP Holdings Ltd.                                         925,199
                                                           1,500  Cheung Kong Infrastructure Holdings Ltd.                    5,634
                                                          93,500  HongKong Electric Holdings Ltd.                           485,911
                                                                                                                     --------------
                                                                                                                          1,416,744
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.0%            87,328  Johnson Electric Holdings Ltd.                             45,608
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                 30,147  Kingboard Chemical Holdings Ltd.                          191,961
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                   62,000  Tingyi (Cayman Islands) Holding Corp.                      96,822
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                  377,264  The Hong Kong & China Gas Ltd.                            878,391
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  64,990  Shangri-La Asia Ltd.                               $      219,034
                   Leisure - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%             170,060  Techtronic Industries Co.                                 193,820
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.2%       194,176  Hutchison Whampoa Ltd.                                  2,076,929
                                                          56,773  Melco International Development Ltd.                      106,041
                                                                                                                     --------------
                                                                                                                          2,182,970
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software &                    55,407  Tencent Holdings Ltd.                                     357,793
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                           9,557  Orient Overseas International Ltd.                         90,913
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            4,000  Television Broadcasts Ltd.                                 24,029
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts         222,414  The Link REIT                                             489,240
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &              138,835  Cheung Kong Holdings Ltd.                               2,289,554
                   Development - 0.8%                    217,000  Hang Lung Properties Ltd.                                 971,411
                                                          95,491  Henderson Land Development Co., Ltd.                      757,285
                                                           5,791  Hysan Development Co. Ltd.                                 16,053
                                                          29,000  Kerry Properties Ltd.                                     222,708
                                                         185,484  New World Development Ltd.                                512,990
                                                         279,663  Shui On Land Ltd.                                         340,322
                                                          20,000  Shun Tak Holdings Ltd.                                     32,211
                                                          52,421  Sino Land Co.                                             130,414
                                                         118,324  Sun Hung Kai Properties Ltd.                            1,993,921
                                                          72,577  Swire Pacific Ltd. Class A                                879,922
                                                          72,107  Wharf Holdings Ltd.                                       354,327
                                                                                                                     --------------
                                                                                                                          8,501,118
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.0%                     71,000  MTR Corp.                                                 211,433
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor          5,004  ASM Pacific Technology Ltd.                                44,254
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                94,000  Esprit Holdings Ltd.                                    1,493,340
                                                         392,394  Giordano International Ltd.                               192,819
                                                                                                                     --------------
                                                                                                                          1,686,159
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          23,349  Hopewell Holdings Ltd.                                    111,431
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication            176,647  Hutchison Telecommunications International Ltd.           245,411
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Hong Kong                       23,936,912
-----------------------------------------------------------------------------------------------------------------------------------
Ireland - 0.7%     Airlines - 0.0%                        48,373  Ryanair Holdings Plc (b)                                  344,886
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.0%                       33,042  C&C Group Plc                                             273,273
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                6,310  Kingspan Group Plc                                        138,025
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                76,698  Allied Irish Banks Plc                                  1,859,239
                                                          83,518  Bank of Ireland                                         1,550,000

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          25,893  Depfa Bank Plc                                     $      536,107
                                                                                                                     --------------
                                                                                                                          3,945,346
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%          49,288  CRH Plc                                                 1,957,351
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                   20,458  Greencore Group Plc                                       133,024
                                                           5,153  Iaws Group Plc                                            114,554
                                                           7,105  Kerry Group Plc                                           210,732
                                                                                                                     --------------
                                                                                                                            458,310
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                     663  Paddy Power Plc                                            23,257
                   Leisure - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%         2,954  DCC Plc                                                    87,193
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.1%                       24,915  Irish Life & Permanent Plc                                552,451
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                           70,727  Independent News & Media Plc                              263,226
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 0.1%                 37,376  Elan Corp. Plc (b)                                        783,452
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                    20,174  Grafton Group Plc                                         225,936
                   Distributors - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Ireland                          9,052,706
-----------------------------------------------------------------------------------------------------------------------------------
Italy - 3.6%       Aerospace & Defense - 0.1%             28,143  Finmeccanica SpA                                          819,863
                   ----------------------------------------------------------------------------------------------------------------
                   Automobiles - 0.1%                     53,438  Fiat SpA                                                1,612,383
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.1%                 48,305  Mediobanca SpA                                          1,056,622
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.3%               582,997  Banca Intesa SpA                                        4,500,771
                                                          64,173  Banca Intesa SpA (RNC)                                    469,889
                                                          77,015  Banca Monte dei Paschi di Siena SpA                       472,551
                                                          26,006  Banca Popolare di Milano Scrl                             384,181
                                                          52,201  Banco Popolare SPA (b)                                  1,166,928
                                                         155,222  Capitalia SpA                                           1,482,963
                                                         645,046  UniCredito Italiano SpA                                 5,518,795
                                                          57,597  Unione Di Banche Italiane SPCA                          1,548,152
                                                                                                                     --------------
                                                                                                                         15,544,230
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%           6,019  Italcementi SpA                                           133,376
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         752,374  Telecom Italia SpA                                      2,286,228
                   Services - 0.3%                       478,015  Telecom Italia SpA (RNC)                                1,152,624
                                                                                                                     --------------
                                                                                                                          3,438,852
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.4%             318,120  Enel SpA                                                3,601,752
                                                         140,101  Terna SpA                                                 518,019
                                                                                                                     --------------
                                                                                                                          4,119,771
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                  122,230  Parmalat SpA                                              433,990
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                   84,550  Snam Rete Gas SpA                                         526,019
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                   4,375  Autogrill SpA                                      $       84,239
                   Leisure - 0.0%                          8,091  Lottomatica SpA                                           292,471
                                                                                                                     --------------
                                                                                                                            376,710
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%       353,916  Pirelli & C SpA                                           426,441
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                       47,354  Alleanza Assicurazioni SpA                                629,663
                                                          76,428  Assicurazioni Generali SpA                              3,357,736
                                                           9,252  Fondiaria-Sai SpA                                         434,440
                                                          38,288  Mediolanum SpA                                            270,744
                                                          39,092  Unipol SpA (Preference Shares)                            122,635
                                                                                                                     --------------
                                                                                                                          4,815,218
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                           10,724  Arnoldo Mondadori Editore SpA                             103,755
                                                          79,739  Mediaset SpA                                              823,212
                                                         158,897  Seat Pagine Gialle SpA                                     88,592
                                                                                                                     --------------
                                                                                                                          1,015,559
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                 207,577  Eni SpA                                                 7,692,861
                   Fuels - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury              9,077  Bulgari SpA                                               142,894
                   Goods - 0.0%                            8,388  Luxottica Group SpA                                       285,505
                                                                                                                     --------------
                                                                                                                            428,399
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          21,098  Autostrade SpA                                            712,703
                   - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Italy                           43,152,997
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 19.7%      Air Freight & Logistics - 0.1%         43,000  Yamato Transport Co., Ltd.                                645,009
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                        15,000  All Nippon Airways Co., Ltd.                               58,503
                                                         114,000  Japan Airlines Corp.                                      247,125
                                                                                                                     --------------
                                                                                                                            305,628
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.5%                 20,000  Aisin Seiki Co., Ltd.                                     799,199
                                                          58,000  Bridgestone Corp.                                       1,282,549
                                                          40,800  Denso Corp.                                             1,538,014
                                                          22,000  NGK Spark Plug Co., Ltd.                                  341,880
                                                           1,000  NHK Spring Co., Ltd.                                        7,626
                                                          13,900  NOK Corp.                                                 297,689
                                                          11,900  Stanley Electric Co., Ltd.                                286,972
                                                          24,100  Sumitomo Rubber Industries, Ltd.                          302,968
                                                           1,800  Toyoda Gosei Co., Ltd.                                     65,190
                                                           1,500  Toyota Boshoku Corp.                                       50,668
                                                          13,700  Toyota Industries Corp.                                   590,389
                                                                                                                     --------------
                                                                                                                          5,563,144
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Automobiles - 1.7%                    133,200  Honda Motor Co., Ltd.                              $    4,476,142
                                                         193,200  Nissan Motor Co., Ltd.                                  1,935,953
                                                         224,600  Toyota Motor Corp.                                     13,257,198
                                                          16,200  Yamaha Motor Co., Ltd.                                    413,233
                                                                                                                     --------------
                                                                                                                         20,082,526
                   ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.2%                       32,700  Asahi Breweries Ltd.                                      498,194
                                                             200  Coca-Cola West Holdings Co., Ltd.                           4,701
                                                           6,200  ITO EN, Ltd.                                              151,134
                                                          66,000  Kirin Holdings Co., Ltd.                                  873,373
                                                          25,000  Sapporo Holdings Ltd.                                     165,194
                                                          35,000  Takara Holdings, Inc.                                     205,676
                                                                                                                     --------------
                                                                                                                          1,898,272
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.2%               73,100  Asahi Glass Co., Ltd.                                     983,237
                                                           2,000  Central Glass Co., Ltd.                                    10,081
                                                          18,600  Daikin Industries Ltd.                                    895,469
                                                          16,300  JS Group Corp.                                            283,528
                                                          75,000  Nippon Sheet Glass Co., Ltd.                              458,364
                                                          27,000  Sanwa Holdings Corp.                                      151,378
                                                          21,000  Toto Ltd.                                                 152,292
                                                                                                                     --------------
                                                                                                                          2,934,349
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.4%                126,000  Daiwa Securities Group, Inc.                            1,200,052
                                                           1,000  Jafco Co., Ltd.                                            37,087
                                                          10,300  Matsui Securities Co., Ltd.                                78,910
                                                          10,000  Mitsubishi UFJ Securities Co.                              87,581
                                                          33,000  Nikko Cordial Corp.                                       414,565
                                                         128,700  Nomura Holdings, Inc.                                   2,157,979
                                                             212  SBI E*trade Securities Co. Ltd.                           201,175
                                                           1,081  SBI Holdings, Inc.                                        283,743
                                                          43,300  Shinko Securities Co., Ltd.                               200,545
                                                                                                                     --------------
                                                                                                                          4,661,637
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.9%                       84,000  Asahi Kasei Corp.                                         678,640
                                                           3,000  Daicel Chemical Industries Ltd.                            23,741
                                                          28,000  Dainippon Ink and Chemicals, Inc.                         124,076
                                                           9,000  Denki Kagaku Kogyo Kabushiki Kaisha                        50,538
                                                           2,800  Hitachi Chemical Co., Ltd.                                 57,894
                                                          20,400  JSR Corp.                                                 499,943
                                                          13,000  Kaneka Corp.                                              109,328

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           2,000  Kansai Paint Co., Ltd.                             $       15,340
                                                          40,000  Kuraray Co., Ltd.                                         506,682
                                                          86,500  Mitsubishi Chemical Holdings Corp.                        753,058
                                                          20,000  Mitsubishi Gas Chemical Co., Inc.                         185,435
                                                          66,000  Mitsubishi Rayon Co., Ltd.                                467,714
                                                          37,000  Mitsui Chemicals, Inc.                                    367,536
                                                          16,000  Nippon Kayaku Co., Ltd.                                   133,165
                                                           6,000  Nippon Sanso Corp.                                         53,907
                                                          24,000  Nissan Chemical Industries Ltd.                           296,278
                                                          11,210  Nitto Denko Corp.                                         521,146
                                                          36,500  Shin-Etsu Chemical Co., Ltd.                            2,523,049
                                                         136,000  Showa Denko KK                                            515,039
                                                          13,000  Sumitomo Bakelite Co., Ltd.                                74,810
                                                         135,000  Sumitomo Chemical Co., Ltd.                             1,157,663
                                                          96,000  Teijin Ltd.                                               468,863
                                                          26,000  Tokuyama Corp.                                            394,533
                                                          75,700  Toray Industries, Inc.                                    601,039
                                                          40,000  Tosoh Corp.                                               259,435
                                                          99,000  Ube Industries Ltd.                                       350,786
                                                          15,000  Zeon Corp.                                                147,826
                                                                                                                     --------------
                                                                                                                         11,337,464
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.7%                11,000  The 77 Bank Ltd.                                           74,026
                                                          11,000  The Bank of Kyoto Ltd.                                    133,400
                                                         119,000  The Bank of Yokohama Ltd.                                 821,547
                                                          52,000  The Chiba Bank Ltd.                                       402,002
                                                          48,000  Chuo Mitsui Trust Holdings, Inc.                          374,422
                                                          62,000  Fukuoka Financial Group, Inc.                             363,261
                                                          13,000  The Gunma Bank Ltd.                                        86,693
                                                          15,000  The Hachijuni Bank Ltd.                                   107,996
                                                          18,000  The Hiroshima Bank Ltd.                                    98,254
                                                          78,100  Hokuhoku Financial Group, Inc.                            220,977
                                                          34,000  The Joyo Bank Ltd.                                        189,736
                                                             659  Mitsubishi UFJ Financial Group, Inc.                    5,794,541
                                                             777  Mizuho Financial Group, Inc.                            4,430,723
                                                          34,000  The Nishi-Nippon City Bank Ltd.                            95,608
                                                             519  Resona Holdings, Inc.                                     890,114
                                                              12  Sapporo Hokuyo Holdings, Inc.                             119,096

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                         154,000  Shinsei Bank Ltd.                                  $      485,335
                                                          63,000  The Shizuoka Bank Ltd.                                    612,092
                                                             559  Sumitomo Mitsui Financial Group, Inc.                   4,355,591
                                                          95,000  The Sumitomo Trust & Banking Co., Ltd.                    718,713
                                                           8,000  Suruga Bank Ltd.                                           97,715
                                                                                                                     --------------
                                                                                                                         20,471,842
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                  62,000  Dai Nippon Printing Co., Ltd.                             886,293
                   Supplies - 0.3%                           353  The Goodwill Group, Inc.                                   66,196
                                                           4,500  Kokuyo Co., Ltd.                                           46,777
                                                           7,900  Meitec Corp.                                              231,776
                                                          10,200  Park24 Co. Ltd.                                            91,730
                                                          20,500  Secom Co., Ltd.                                           986,941
                                                          48,000  Toppan Printing Co., Ltd.                                 494,354
                                                                                                                     --------------
                                                                                                                          2,804,067
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.4%        137,000  Fujitsu Ltd.                                              968,476
                                                           9,300  Mitsumi Electric Co., Ltd.                                379,724
                                                         196,000  NEC Corp.                                                 952,144
                                                           8,000  Seiko Epson Corp.                                         198,146
                                                         220,000  Toshiba Corp.                                           2,055,108
                                                                                                                     --------------
                                                                                                                          4,553,598
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering              8,457  COMSYS Holdings Corp.                                      92,768
                   - 0.2%                                 17,000  Chiyoda Corp.                                             306,360
                                                          23,000  JGC Corp.                                                 443,521
                                                         102,800  Kajima Corp.                                              353,511
                                                           8,000  Kinden Corp.                                               73,129
                                                          38,000  Nishimatsu Construction Co., Ltd.                         114,796
                                                          68,000  Obayashi Corp.                                            314,944
                                                          13,000  Okumura Corp.                                              66,208
                                                          34,000  Shimizu Corp.                                             185,000
                                                         119,000  Taisei Corp.                                              344,988
                                                           3,000  Toda Corp.                                                 15,827
                                                                                                                     --------------
                                                                                                                          2,311,052
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%          83,000  Sumitomo Osaka Cement Co., Ltd.                           204,492
                                                          78,000  Taiheiyo Cement Corp.                                     296,748
                                                                                                                     --------------
                                                                                                                            501,240
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.2%                 3,550  Acom Co., Ltd.                                             79,119
                                                          13,800  Aeon Credit Service Co., Ltd.                             148,374

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           9,850  Aiful Corp.                                        $      154,355
                                                          19,000  Credit Saison Co., Ltd.                                   489,618
                                                             200  Hitachi Capital Corp.                                       2,516
                                                           7,430  ORIX Corp.                                              1,694,737
                                                           3,750  Promise Co., Ltd.                                          91,412
                                                          12,120  Takefuji Corp.                                            240,575
                                                                                                                     --------------
                                                                                                                          2,900,706
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%           6,700  Toyo Seikan Kaisha Ltd.                                   126,283
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                     1,000  Canon Marketing Japan Inc.                                 20,024
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer                    2,300  Benesse Corp.                                              88,103
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                   1,100  Diamond Lease Co., Ltd.                                    36,486
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication             462  Nippon Telegraph & Telephone Corp.                      2,159,875
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%              61,200  Chubu Electric Power Co., Inc.                          1,585,078
                                                           9,900  Hokkaido Electric Power Co., Inc.                         214,178
                                                          67,900  The Kansai Electric Power Co., Inc.                     1,551,713
                                                          27,300  Kyushu Electric Power Co., Inc.                           722,518
                                                          37,100  Tohoku Electric Power Co., Inc.                           792,935
                                                          89,000  The Tokyo Electric Power Co., Inc.                      2,246,986
                                                                                                                     --------------
                                                                                                                          7,113,408
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.3%            18,800  Fuji Electric Holdings Co., Ltd.                           83,799
                                                          40,000  Fujikura Ltd.                                             253,167
                                                          41,000  Furukawa Electric Co., Ltd.                               200,601
                                                          21,873  Matsushita Electric Works Ltd.                            263,737
                                                         146,000  Mitsubishi Electric Corp.                               1,830,323
                                                          53,800  Sumitomo Electric Industries Ltd.                         857,128
                                                           2,900  Ushio, Inc.                                                52,766
                                                                                                                     --------------
                                                                                                                          3,541,521
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                 26,100  Alps Electric Co., Ltd.                                   314,023
                   Instruments - 1.1%                     43,200  Citizens Holding Co. Ltd.                                 434,764
                                                          30,000  Dainippon Screen Manufacturing Co., Ltd.                  180,734
                                                          41,600  Fuji Photo Film Co., Ltd.                               1,923,092
                                                           1,600  Hirose Electric Co., Ltd.                                 194,594
                                                         303,000  Hitachi Ltd.                                            2,017,978
                                                          39,000  Hoya Corp.                                              1,330,954
                                                          12,300  Ibiden Co., Ltd.                                        1,035,485
                                                           2,600  Keyence Corp.                                             577,199
                                                          12,900  Kyocera Corp.                                           1,209,533

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           1,100  Mabuchi Motor Co., Ltd.                            $       71,728
                                                          16,800  Murata Manufacturing Co., Ltd.                          1,211,022
                                                           7,200  Nidec Corp.                                               503,339
                                                          34,500  Nippon Electric Glass Co.                                 555,652
                                                          96,000  Oki Electric Industry Co., Ltd.                           165,481
                                                          13,700  Omron Corp.                                               362,582
                                                          10,500  TDK Corp.                                                 921,430
                                                          14,000  Taiyo Yuden Co., Ltd.                                     277,282
                                                          10,000  Yaskawa Electric Corp.                                    124,581
                                                           9,500  Yokogawa Electric Corp.                                   115,623
                                                                                                                     --------------
                                                                                                                         13,527,076
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing               61,200  Aeon Co., Ltd.                                            864,733
                   - 0.2%                                    200  Circle K Sunkus Co., Ltd.                                   3,108
                                                           3,600  FamilyMart Co., Ltd.                                       93,867
                                                           7,900  Lawson, Inc.                                              249,658
                                                           3,000  Matsumotokiyoshi Co., Ltd.                                 55,500
                                                          66,400  Seven & I Holdings Co. Ltd.                             1,708,197
                                                           4,000  UNY Co., Ltd.                                              34,858
                                                                                                                     --------------
                                                                                                                          3,009,921
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.2%                   65,000  Ajinomoto Co., Inc.                                       814,870
                                                             100  House Foods Corp.                                           1,746
                                                          22,000  Kikkoman Corp.                                            332,112
                                                          44,000  Meiji Dairies Corp.                                       248,605
                                                          26,000  Nichirei Corp.                                            119,288
                                                           6,000  Nippon Meat Packers, Inc.                                  66,652
                                                          11,000  Nisshin Seifun Group, Inc.                                103,522
                                                           8,000  Nissin Food Products Co., Ltd.                            285,553
                                                          12,500  QP Corp.                                                  114,373
                                                          10,000  Toyo Suisan Kaisha, Ltd.                                  188,047
                                                           4,300  Yakult Honsha Co., Ltd.                                    97,893
                                                           6,000  Yamazaki Baking Co., Ltd.                                  45,027
                                                                                                                     --------------
                                                                                                                          2,417,688
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                  163,000  Osaka Gas Co., Ltd.                                       571,880
                                                         219,000  Tokyo Gas Co., Ltd.                                     1,020,024
                                                                                                                     --------------
                                                                                                                          1,591,904
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                16,000  Olympus Corp.                                      $      657,467
                   Supplies - 0.1%                        17,900  Terumo Corp.                                              903,844
                                                                                                                     --------------
                                                                                                                          1,561,311
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                   900  Alfresa Holdings Corp.                                     57,433
                   Services - 0.0%                         8,600  Mediceo Paltac Holdings Co. Ltd.                          131,473
                                                           2,600  Suzuken Co., Ltd.                                          87,598
                                                                                                                     --------------
                                                                                                                            276,504
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                   1,800  Oriental Land Co., Ltd.                                   104,366
                   Leisure - 0.0%                             39  ROUND ONE Corp.                                            86,240
                                                                                                                     --------------
                                                                                                                            190,606
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 1.0%              27,200  Casio Computer Co., Ltd.                                  389,772
                                                           4,300  Daito Trust Construction Co., Ltd.                        207,391
                                                          38,000  Daiwa House Industry Co., Ltd.                            495,904
                                                          58,000  HASEKO Corp. (b)                                          138,859
                                                          12,600  Makita Corp.                                              552,858
                                                         166,000  Matsushita Electric Industrial Co., Ltd.                3,114,352
                                                          23,100  Pioneer Corp.                                             283,358
                                                         198,000  Sanyo Electric Co., Ltd. (b)                              325,791
                                                          21,000  Sekisui Chemical Co., Ltd.                                154,120
                                                          52,000  Sekisui House Ltd.                                        654,612
                                                          91,000  Sharp Corp.                                             1,651,809
                                                          76,400  Sony Corp.                                              3,704,766
                                                                                                                     --------------
                                                                                                                         11,673,592
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%              49,000  Kao Corp.                                               1,463,196
                                                           2,200  Uni-Charm Corp.                                           135,028
                                                                                                                     --------------
                                                                                                                          1,598,224
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.1%                      8,200  CSK Holdings Corp.                                        320,533
                                                             700  Itochu Techno-Science Corp.                                24,681
                                                              80  NTT Data Corp.                                            356,593
                                                          12,500  Nomura Research Institute Ltd.                            425,500
                                                             100  Obic Co., Ltd.                                             19,397
                                                             400  Otsuka Shokai Co., Ltd.                                    39,246
                                                           7,100  TIS, Inc.                                                 138,458
                                                                                                                     --------------
                                                                                                                          1,324,408
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers            11,400  Electric Power Development Co.                            443,634
                   & Energy Traders - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%        79,000  Hankyu Hanshin Holdings, Inc.                             403,717
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Insurance - 0.4%                       63,400  Millea Holdings, Inc.                              $    2,550,020
                                                         104,000  Mitsui Sumitomo Insurance Co., Ltd.                     1,221,399
                                                          43,800  Sompo Japan Insurance, Inc.                               502,576
                                                          18,450  T&D Holdings, Inc.                                      1,135,607
                                                                                                                     --------------
                                                                                                                          5,409,602
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%           55  Rakuten, Inc.                                              21,547
                   ----------------------------------------------------------------------------------------------------------------
                   Internet Software &                        51  Access Co. Ltd. (b)                                       168,720
                   Services - 0.1%                           267  eAccess Ltd.                                              148,301
                                                           1,045  Yahoo! Japan Corp.                                        395,747
                                                                                                                     --------------
                                                                                                                            712,768
                   ----------------------------------------------------------------------------------------------------------------
                   Leisure Equipment &                    11,100  Namco Bandai Holdings, Inc.                               161,381
                   Products - 0.2%                        30,000  Nikon Corp.                                             1,031,646
                                                           6,700  Sankyo Co., Ltd. (Gunma)                                  271,231
                                                          20,832  Sega Sammy Holdings, Inc.                                 277,482
                                                           3,200  Shimano, Inc.                                             111,992
                                                           9,300  Yamaha Corp. (b)                                          208,484
                                                                                                                     --------------
                                                                                                                          2,062,216
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 1.1%                       21,000  Amada Co., Ltd.                                           234,745
                                                           9,500  Daifuku Co., Ltd.                                         108,510
                                                          59,000  Ebara Corp.                                               272,746
                                                          17,100  Fanuc Ltd.                                              1,743,273
                                                           5,000  Hino Motors Ltd.                                           38,219
                                                          10,900  Hitachi Construction Machinery Co., Ltd.                  435,563
                                                          80,000  IHI Corp.                                                 251,426
                                                           8,700  JTEKT Corp.                                               153,376
                                                          23,000  The Japan Steel Works, Ltd.                               381,848
                                                         148,000  Kawasaki Heavy Industries Ltd.                            579,811
                                                          80,000  Komatsu Ltd.                                            2,688,373
                                                         111,000  Kubota Corp.                                              914,169
                                                          11,600  Kurita Water Industries Ltd.                              393,854
                                                          31,000  Minebea Co., Ltd.                                         212,127
                                                         217,200  Mitsubishi Heavy Industries Ltd.                        1,420,077
                                                          82,000  Mitsui Engineering & Shipbuilding Co., Ltd.               464,737
                                                          28,000  NGK Insulators Ltd.                                       901,928
                                                          24,000  NSK Ltd.                                                  210,612
                                                          19,000  NTN Corp.                                                 169,547
                                                          19,000  OKUMA Corp.                                               277,230

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                             900  OSG Corp.                                          $        9,371
                                                           3,900  SMC Corp.                                                 534,079
                                                          41,000  Sumitomo Heavy Industries Ltd.                            527,915
                                                           6,000  THK Co., Ltd.                                             126,670
                                                                                                                     --------------
                                                                                                                         13,050,206
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.2%                          54,000  Kawasaki Kisen Kaisha Ltd.                                793,088
                                                          72,000  Mitsui OSK Lines Ltd.                                   1,166,517
                                                         109,000  Nippon Yusen Kabushiki Kaisha                           1,064,711
                                                                                                                     --------------
                                                                                                                          3,024,316
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.1%                              600  Asatsu-DK, Inc.                                            19,327
                                                             117  Dentsu, Inc.                                              332,059
                                                              58  Fuji Television Network, Inc.                             116,641
                                                             600  Hakuhodo DY Holdings, Inc.                                 42,102
                                                              29  Jupiter Telecommunications Co., Ltd. (b)                   22,520
                                                           4,700  Toho Co., Ltd.                                             92,883
                                                           3,700  Tokyo Broadcasting System, Inc.                           103,722
                                                                                                                     --------------
                                                                                                                            729,254
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 1.0%                 26,000  DAIDO STEEL CO., LTD.                                     221,599
                                                          17,000  Dowa Mining Co., Ltd.                                     215,340
                                                          47,700  JFE Holdings, Inc.                                      3,380,299
                                                         255,000  Kobe Steel Ltd.                                           952,379
                                                         120,000  Mitsubishi Materials Corp.                                745,919
                                                          68,000  Mitsui Mining & Smelting Co., Ltd.                        293,040
                                                          83,800  Nippon Light Metal Co., Ltd.                              184,577
                                                         443,000  Nippon Steel Corp.                                      3,189,492
                                                          47,000  Nisshin Steel Co., Ltd.                                   211,953
                                                           1,600  Osaka Titanium Technologies Co.                           139,433
                                                         324,000  Sumitomo Metal Industries Ltd.                          1,889,871
                                                          41,000  Sumitomo Metal Mining Co., Ltd.                           995,865
                                                             800  Toho Titanium Co. Ltd.                                     29,391
                                                           7,500  Tokyo Steel Manufacturing Co., Ltd.                       116,485
                                                                                                                     --------------
                                                                                                                         12,565,643
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.1%                 6,000  H20 Retailing Corp.                                        49,571
                                                          21,400  Isetan Co., Ltd.                                          288,587
                                                          12,600  J Front Retailing Co. Ltd. (b)                            123,954
                                                          36,300  Marui Group Co. Ltd.                                      400,717
                                                          58,000  Mitsukoshi Ltd.                                           263,074

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           3,800  Ryohin Keikaku Co., Ltd.                           $      218,674
                                                          36,000  Takashimaya Co., Ltd.                                     399,600
                                                                                                                     --------------
                                                                                                                          1,744,177
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.5%              82,000  Canon, Inc.                                             4,476,037
                                                          49,500  Konica Minolta Holdings, Inc.                             839,041
                                                          63,000  Ricoh Co., Ltd.                                         1,332,782
                                                                                                                     --------------
                                                                                                                          6,647,860
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                     800  Idemitsu Kosan Co. Ltd.                                    90,053
                   Fuels - 0.3%                               58  Inpex Holdings, Inc.                                      595,830
                                                           4,200  Japan Petrolleum Explora                                  312,262
                                                          77,500  Nippon Mining Holdings, Inc.                              778,610
                                                         120,000  Nippon Oil Corp.                                        1,114,700
                                                          25,100  Showa Shell Sekiyu KK                                     322,750
                                                          11,000  TonenGeneral Sekiyu KK                                    110,608
                                                                                                                     --------------
                                                                                                                          3,324,813
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%             97  Nippon Paper Group, Inc.                                  299,787
                                                          49,000  OJI Paper Co., Ltd.                                       237,183
                                                                                                                     --------------
                                                                                                                            536,970
                   ----------------------------------------------------------------------------------------------------------------
                   Personal Products - 0.1%                8,700  Aderans Co., Ltd.                                         182,157
                                                          25,000  Shiseido Co., Ltd.                                        554,999
                                                                                                                     --------------
                                                                                                                            737,156
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.0%                 44,900  Astellas Pharma, Inc.                                   2,153,824
                                                          29,700  Chugai Pharmaceutical Co., Ltd.                           490,497
                                                          63,500  Daiichi Sankyo Co. Ltd.                                 1,907,239
                                                          24,400  Eisai Co., Ltd.                                         1,153,458
                                                          43,000  Kyowa Hakko Kogyo Co., Ltd.                               442,859
                                                          13,000  Mitsubishi Tanabe Pharma Corp.                            164,106
                                                           5,000  Santen Pharmaceutical Co., Ltd.                           125,147
                                                          31,000  Shionogi & Co., Ltd.                                      477,961
                                                           6,000  Taisho Pharmaceutical Co., Ltd.                           118,052
                                                          65,200  Takeda Pharmaceutical Co., Ltd.                         4,586,393
                                                                                                                     --------------
                                                                                                                         11,619,536
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts              70  Japan Prime Realty Investment Corp.                       291,908
                   (REITs) - 0.2%                             46  Japan Real Estate Investment Corp.                        552,649
                                                              45  Japan Retail Fund Investment Corp.                        391,764

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                              49  Nippon Building Fund, Inc.                         $      712,402
                                                              21  Nomura Real Estate Office Fund, Inc.                      219,388
                                                                                                                     --------------
                                                                                                                          2,168,111
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                1,700  Aeon Mall Co. Ltd.                                         51,948
                   Development - 0.6%                        188  KK DaVinci Advisors (b)                                   141,248
                                                           8,100  Leopalace21 Corp.                                         265,851
                                                          93,000  Mitsubishi Estate Co., Ltd.                             2,663,736
                                                          72,000  Mitsui Fudosan Co., Ltd.                                1,999,565
                                                              40  NTT Urban Development Co.                                  82,880
                                                             600  Nomura Real Estate Holdings, Inc.                          17,551
                                                          24,000  Sumitomo Realty & Development Co., Ltd.                   844,121
                                                          30,000  Tokyo Tatemono Co., Ltd.                                  382,623
                                                          28,000  Tokyu Land Corp.                                          281,060
                                                                                                                     --------------
                                                                                                                          6,730,583
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.6%                        145  Central Japan Railway Co.                               1,540,069
                                                             295  East Japan Railway Co.                                  2,326,818
                                                          17,000  Keihin Electric Express Railway Co., Ltd.                 110,260
                                                          28,000  Keio Electric Railway Co., Ltd.                           174,535
                                                          33,000  Keisei Electric Railway Co., Ltd.                         183,006
                                                          91,000  Kintetsu Corp.                                            282,828
                                                          72,000  Nippon Express Co., Ltd.                                  357,916
                                                          32,000  Odakyu Electric Railway Co., Ltd.                         206,434
                                                          13,000  Seino Holdings Corp.                                      120,080
                                                          38,000  Tobu Railway Co., Ltd.                                    178,645
                                                         111,000  Tokyu Corp.                                               724,764
                                                             157  West Japan Railway Co.                                    749,018
                                                                                                                     --------------
                                                                                                                          6,954,373
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor         10,900  Advantest Corp.                                           339,721
                   Equipment - 0.2%                        6,000  Elpida Memory, Inc. (b)                                   220,433
                                                           1,300  NEC Electronics Corp. (b)                                  37,348
                                                           7,600  Rohm Co., Ltd.                                            671,571
                                                          20,000  Sanken Electric Co., Ltd.                                  98,028
                                                           1,600  Shinko Electric Industries                                 35,520
                                                          10,800  Sumco Corp.                                               440,030
                                                          12,800  Tokyo Electron Ltd.                                       811,248
                                                           6,300  Tokyo Seimitsu Co. Ltd.                                   131,084
                                                                                                                     --------------
                                                                                                                          2,784,983
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Software - 0.4%                         6,700  Fuji Soft, Inc.                                    $      137,074
                                                           4,100  Konami Corp.                                              111,722
                                                           7,800  Nintendo Co., Ltd.                                      4,060,767
                                                             900  Oracle Corp. Japan                                         41,135
                                                          11,500  Trend Micro, Inc.                                         497,584
                                                                                                                     --------------
                                                                                                                          4,848,282
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                 2,600  Aoyama Trading Co., Ltd. (b)                               66,095
                                                           3,900  Autobacs Seven Co., Ltd.                                  101,349
                                                             200  EDION Corp.                                                 2,227
                                                           3,300  Fast Retailing Co., Ltd.                                  190,476
                                                             950  Nitori Co., Ltd.                                           44,909
                                                           5,800  Shimachu Co., Ltd.                                        153,502
                                                             600  Shimamura Co., Ltd.                                        56,153
                                                             680  USS Co., Ltd.                                              44,696
                                                           8,400  Yamada Denki Co., Ltd.                                    831,480
                                                                                                                     --------------
                                                                                                                          1,490,887
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury             13,000  Asics Corp.                                               201,228
                   Goods - 0.1%                           22,000  Gunze Ltd.                                                108,406
                                                          23,000  Nisshinbo Industries, Inc.                                319,775
                                                           7,000  Onward Holdings Co. Ltd.                                   70,814
                                                          12,000  Toyobo Co., Ltd.                                           28,103
                                                          11,000  Wacoal  Holdings Corp.                                    135,124
                                                                                                                     --------------
                                                                                                                            863,450
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.2%                            370  Japan Tobacco, Inc.                                     2,032,560
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                     1,400  Hitachi High-Technologies Corp.                            32,055
                   Distributors - 1.0%                   139,000  Itochu Corp.                                            1,688,112
                                                         116,000  Marubeni Corp.                                          1,064,415
                                                         107,500  Mitsubishi Corp.                                        3,406,608
                                                         137,000  Mitsui & Co., Ltd.                                      3,327,646
                                                          92,600  Sojitz Corp.                                              403,082
                                                          86,000  Sumitomo Corp.                                          1,662,125
                                                          13,000  Toyota Tsusho Corp.                                       345,188
                                                                                                                     --------------
                                                                                                                         11,929,231
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure           6,000  Kamigumi Co., Ltd.                                         50,407
                   - 0.0%                                  7,000  Mitsubishi Logistics Corp.                                 98,603
                                                                                                                     --------------
                                                                                                                            149,010
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication                165  KDDI Corp.                                         $    1,223,872
                   Services - 0.4%                         1,459  NTT DoCoMo, Inc.                                        2,083,106
                                                          51,000  Softbank Corp.                                            941,279
                                                                                                                     --------------
                                                                                                                          4,248,257
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Japan                          238,460,610
-----------------------------------------------------------------------------------------------------------------------------------
Luxembourg         Personal Products - 0.0%                1,633  Oriflame Cosmetics SA                                      99,083
- 0.0%             ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Luxembourg                          99,083
-----------------------------------------------------------------------------------------------------------------------------------
Netherlands        Air Freight & Logistics - 0.1%         33,163  TNT NV                                                  1,390,284
- 3.9%             ----------------------------------------------------------------------------------------------------------------
                   Beverages - 0.1%                       19,518  Heineken NV                                             1,280,809
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                       20,496  Akzo Nobel NV                                           1,689,271
                                                          15,458  Koninklijke DSM NV                                        834,299
                                                                                                                     --------------
                                                                                                                          2,523,570
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.6%               144,694  ABN AMRO Holding NV                                     7,623,727
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                  14,967  Corporate Express NV                                      163,054
                   Supplies - 0.1%                         3,129  Randstad Holdings NV                                      169,146
                                                          17,976  Vedior NV                                                 395,514
                                                                                                                     --------------
                                                                                                                            727,714
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                 149,009  ING Groep NV CVA                                        6,614,454
                   Services - 0.6%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         164,758  Koninklijke KPN NV                                      2,859,166
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment &                      3,102  Fugro NV                                                  251,817
                   Services - 0.1%                        15,668  SBM Offshore NV                                           615,960
                                                                                                                     --------------
                                                                                                                            867,777
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.1%       103,208  Koninklijke Ahold NV                                    1,559,989
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.5%                   14,706  Royal Numico NV                                         1,140,764
                                                         136,616  Unilever NV                                             4,217,565
                                                                                                                     --------------
                                                                                                                          5,358,329
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.3%              82,985  Koninklijke Philips Electronics NV                      3,745,206
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.2%                      103,320  Aegon NV                                                1,978,622
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.2%                           68,532  Reed Elsevier NV                                        1,301,667
                                                          23,059  Wolters Kluwer NV                                         684,579
                                                                                                                     --------------
                                                                                                                          1,986,246
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.5%                 79,635  ArcelorMittal                                           6,285,270
                   ----------------------------------------------------------------------------------------------------------------
                   Office Electronics - 0.0%                 283  OCE NV                                                      5,948
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts           1,928  Corio NV                                                  164,678
                   (REITs) - 0.0%                          2,821  Wereldhave NV                                             339,707
                                                                                                                     --------------
                                                                                                                            504,385
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor         43,245  ASML Holding NV                                    $    1,433,710
                   Equipment - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                    62,946  Hagemeyer NV                                              290,814
                   Distributors - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the Netherlands                 47,036,020
-----------------------------------------------------------------------------------------------------------------------------------
New Zealand        Construction Materials - 0.0%          32,024  Fletcher Building Ltd.                                    307,958
- 0.1%             ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         199,409  Telecom Corp. of New Zealand Ltd.                         675,471
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.0%              20,226  Contact Energy Ltd.                                       140,857
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                41,926  Fisher & Paykel Healthcare Corp.                          104,846
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  29,731  Sky City Ltd.                                             117,606
                   Leisure - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.0%              27,665  Fisher & Paykel Appliances Holdings Ltd.                   74,634
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                              241  Sky Network Television Ltd.                                 1,052
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts          12,534  Kiwi Income Property Trust                                 13,772
                   (REITs) - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          58,991  Auckland International Airport Ltd.                       139,922
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in New Zealand                      1,576,118
-----------------------------------------------------------------------------------------------------------------------------------
Norway - 1.1%      Chemicals - 0.1%                       18,250  Yara International ASA                                    577,162
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.1%                66,499  DnB NOR ASA                                             1,020,073
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                  19,529  Tomra Systems ASA                                         141,272
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.0%        12,041  Tandberg ASA                                              289,788
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          42,395  Telenor ASA                                               849,276
                   Services - 0.1%                         8,600  Telenor ASA (a)                                           513,883
                                                                                                                     --------------
                                                                                                                          1,363,159
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%            13,969  Renewable Energy Corp. AS (b)                             643,876
                   ----------------------------------------------------------------------------------------------------------------
                   Energy Equipment &                     13,190  Acergy SA                                                 392,061
                   Services - 0.2%                        19,834  Aker Kvaerner ASA                                         631,855
                                                          16,804  Ocean RIG ASA (b)                                         124,053
                                                          10,931  Petroleum Geo-Services ASA                                315,283
                                                          24,532  ProSafe ASA                                               437,742
                                                           8,780  TGS Nopec Geophysical Co. ASA (b)                         179,956
                                                                                                                     --------------
                                                                                                                          2,080,950
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                  312,427  Marine Harvest (b)                                        397,542
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%        71,212  Orkla ASA                                               1,272,008
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                       25,238  Storebrand ASA                                            392,292
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                             400  Stolt-Nielsen SA                                           11,871
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            3,218  Schibsted ASA                                             169,518
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                 110,423  DET Norske Oljeselskap (b)                                229,397
                   Fuels - 0.4%                            6,594  Frontline Ltd.                                            324,120

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          56,828  Norsk Hydro ASA                                    $    2,471,814
                                                          48,557  Statoilhydro ASA                                        1,654,968
                                                                                                                     --------------
                                                                                                                          4,680,299
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%         15,197  Norske Skogindustrier ASA                                 162,646
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Norway                          13,202,456
-----------------------------------------------------------------------------------------------------------------------------------
Portugal - 0.3%    Commercial Banks - 0.1%                23,822  Banco BPI SA                                              200,416
                                                         211,117  Banco Comercial Portugues SA Registered Shares            876,029
                                                          13,508  Banco Espirito Santo SA Registered Shares                 306,260
                                                                                                                     --------------
                                                                                                                          1,382,705
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.0%          13,841  Cimpor Cimentos de Portugal SA                            114,669
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          60,384  Portugal Telecom SGPS SA Registered Shares                846,404
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.1%             183,690  Energias de Portugal SA                                 1,073,919
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%        18,295  Jeronimo Martins SGPS SA                                  112,438
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.0%       117,790  Sonae SGPS SA                                             305,691
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            3,893  PT Multimedia Servicos de Telecomunicacoes e
                                                                  Multimedia SGPS SA                                         57,954
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%          9,059  Sonae Industria SGPS SA (b)                               101,791
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          15,709  Brisa-Auto Estradas de Portugal SA Private Shares         206,081
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Portugal                         4,201,652
-----------------------------------------------------------------------------------------------------------------------------------
Singapore - 1.1%   Aerospace & Defense - 0.0%             58,213  Singapore Technologies Engineering Ltd.                   152,831
                   ----------------------------------------------------------------------------------------------------------------
                   Air Freight & Logistics - 0.0%        127,954  Singapore Post Ltd.                                       105,085
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                        36,009  Singapore Airlines Ltd.                                   450,870
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.3%                94,605  DBS Group Holdings Ltd.                                 1,375,610
                                                         237,914  Oversea-Chinese Banking Corp.                           1,425,402
                                                          91,572  United Overseas Bank Ltd.                               1,362,330
                                                                                                                     --------------
                                                                                                                          4,163,342
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                     3,529  Jardine Cycle & Carriage Ltd.                              43,949
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                  91,000  Singapore Exchange Ltd.                                   790,239
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         651,132  Singapore Telecommunications Ltd.                       1,762,067
                   Services - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                  7,000  Venture Corp. Ltd.                                         77,752
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%        16,000  Olam International Ltd.                                    33,820
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Providers &                79,800  Parkway Holdings Ltd.                                     227,770
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%        36,096  Fraser and Neave Ltd.                                     138,504
                                                           1,766  Haw Par Corp. Ltd.                                          9,629
                                                         112,616  Keppel Corp. Ltd.                                       1,091,666
                                                          43,590  SembCorp Industries Ltd.                                  189,267
                                                                                                                     --------------
                                                                                                                          1,429,066
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                      132,197  SembCorp Marine Ltd.                               $      409,361
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                         118,002  Cosco Corp. (Singapore) Ltd.                              472,643
                                                           5,200  Neptune Orient Lines Ltd.                                  18,553
                                                                                                                     --------------
                                                                                                                            491,196
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                          133,316  Singapore Press Holdings Ltd.                             387,698
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  16,194  Singapore Petroleum Co. Ltd.                               74,129
                   Fuels - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts         125,152  Ascendas Real Estate Investment Trust                     230,000
                   (REITs) - 0.1%                         12,000  Capita Commercial Trust                                    22,942
                                                          37,000  CapitaMall Trust                                           97,139
                                                         196,000  Suntec Real Estate Investment Trust                       257,287
                                                                                                                     --------------
                                                                                                                            607,368
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &              169,000  Allgreen Properties Ltd.                                  218,432
                   Development - 0.2%                    135,833  CapitaLand Ltd.                                           745,230
                                                          55,535  City Developments Ltd.                                    605,632
                                                          51,182  Keppel Land Ltd.                                          285,971
                                                           7,457  UOL Group Ltd.                                             26,103
                                                          80,100  Wing Tai Holdings Ltd.                                    208,136
                                                                                                                     --------------
                                                                                                                          2,089,504
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                     95,816  ComfortDelgro Corp. Ltd.                                  125,132
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor        160,122  Chartered Semiconductor Manufacturing Ltd. (b)            124,968
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                     1,100  Noble Group Ltd.                                            1,607
                   Distributors - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Singapore                       13,547,754
-----------------------------------------------------------------------------------------------------------------------------------
South Africa       Paper & Forest Products - 0.0%              1  Mondi Ltd. (b)                                                  8
- 0.0%             ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in South Africa                             8
-----------------------------------------------------------------------------------------------------------------------------------
Spain - 3.9%       Airlines - 0.0%                        67,653  Iberia Lineas Aereas de Espana                            329,925
                   ----------------------------------------------------------------------------------------------------------------
                   Biotechnology - 0.0%                   25,286  Zeltia SA                                                 275,110
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 1.5%               287,005  Banco Bilbao Vizcaya Argentaria SA                      6,728,118
                                                          80,540  Banco Popular Espanol SA                                1,383,888
                                                         481,756  Banco Santander SA                                      9,363,222
                                                                                                                     --------------
                                                                                                                         17,475,228
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.2%      17,691  ACS Actividades de Construccion y Servicios, SA           976,260
                                                           2,030  Acciona SA                                                552,013
                                                           5,520  Fomento de Construcciones y Contratas SA                  446,691

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                           4,574  Grupo Ferrovial SA                                 $      387,096
                                                           6,344  Sacyr Vallehermoso SA                                     221,993
                                                                                                                     --------------
                                                                                                                          2,584,053
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         355,266  Telefonica SA                                           9,944,348
                   Services - 0.8%
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.6%              51,357  Endesa SA                                               2,935,878
                                                          50,414  Iberdrola SA                                            2,961,766
                                                             518  Iberdrola SA (a)                                           30,351
                                                          18,461  Iberdrola SA (b)                                        1,077,420
                                                          11,591  Union Fenosa SA                                           685,751
                                                                                                                     --------------
                                                                                                                          7,691,166
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.1%            17,768  Gamesa Corp. Tecnologica SA                               725,881
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.0%                    1,411  Azucarera Ebro Agricolas, SA                               28,933
                   ----------------------------------------------------------------------------------------------------------------
                   Gas Utilities - 0.1%                   14,428  Gas Natural SDG SA                                        814,711
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                     15,675  Indra Sistemas SA                                         424,011
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.0%                       42,475  Corp. Mapfre SA                                           191,997
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.0%                        6,638  Zardoya Otis SA                                           206,062
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            8,518  Antena 3 de Television SA                                 157,172
                                                          11,454  Gestevision Telecinco SA                                  300,686
                                                             673  Promotora de Informaciones SA                              13,291
                                                           1,844  Sogecable SA (b)                                           66,893
                                                                                                                     --------------
                                                                                                                            538,042
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                 19,361  Acerinox SA                                               582,522
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  58,508  Repsol YPF SA                                           2,089,899
                   Fuels - 0.2%
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.1%                17,098  Inditex SA                                              1,152,236
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                         24,084  Altadis SA                                              1,694,455
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          16,630  Abertis Infraestructuras SA                               520,036
                   - 0.1%                                 26,839  Cintra Concesiones de Infraestructuras
                                                                  de Transporte SA                                          408,733
                                                                                                                     --------------
                                                                                                                            928,769
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.0%                  3,245  Sociedad General de Aguas de Barcelona SA Class A         123,315
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Spain                           47,800,663
-----------------------------------------------------------------------------------------------------------------------------------
Sweden - 2.5%      Airlines - 0.0%                         4,009  SAS AB (b)                                                 71,855
                   ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.1%               31,777  Assa Abloy AB Series B                                    659,545
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.0%                  6,838  D Carnegie AB                                             143,783
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 0.4%               166,951  Nordea Bank AB                                     $    2,909,421
                                                          27,553  Skandinaviska Enskilda Banken AB Class A                  895,758
                                                          47,612  Svenska Handelsbanken Class A                           1,477,693
                                                                                                                     --------------
                                                                                                                          5,282,872
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                  31,048  Securitas AB                                              409,534
                   Supplies - 0.0%                        23,048  Securitas Systems AB                                       85,123
                                                                                                                     --------------
                                                                                                                            494,657
                   ----------------------------------------------------------------------------------------------------------------
                   Communications Equipment - 0.4%     1,163,446  Telefonaktiebolaget LM Ericsson                         4,658,045
                   ----------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%      37,605  Skanska AB Class B                                        745,494
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Consumer                   23,048  Securitas Direct AB (b)                                    67,598
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                   6,210  OMHEX AB                                                  269,346
                   Services - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication          32,366  Tele2 AB                                                  699,394
                   Services - 0.2%                       182,201  TeliaSonera AB                                          1,646,965
                                                                                                                     --------------
                                                                                                                          2,346,359
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.0%            20  Axfood AB                                                     675
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 7,749  Elekta AB                                                 126,262
                   Supplies - 0.0%                         9,320  Getinge AB Class B                                        225,620
                                                                                                                     --------------
                                                                                                                            351,882
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.1%              27,371  Electrolux AB                                             579,777
                                                          20,861  Husqvarna AB                                              269,499
                                                                                                                     --------------
                                                                                                                            849,276
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.7%                        7,167  Alfa Laval AB                                             460,999
                                                          26,954  Atlas Copco AB                                            430,822
                                                          56,468  Atlat Copco AB                                            977,046
                                                          30,436  SKB AB                                                    641,158
                                                          86,307  Sandvik AB                                              1,851,607
                                                          30,020  Scania AB                                                 731,388
                                                           6,544  Trelleborg AB Class B                                     154,356
                                                          35,571  Volvo AB A Shares                                         618,232
                                                          90,132  Volvo AB B Shares                                       1,570,012
                                                                                                                     --------------
                                                                                                                          7,435,620
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                           23,501  Eniro AB                                                  286,282
                                                           2,986  Modern Times Group AB                                     192,762
                                                                                                                     --------------
                                                                                                                            479,044
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 0.1%                 26,184  Boliden AB                                                557,681
                                                           2,520  Hoganas AB                                                 66,870

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          20,117  SSAB Svenskt Stal AB Series A                      $      744,542
                                                           2,290  SSAB Svenskt Stal AB Series B                              78,180
                                                                                                                     --------------
                                                                                                                          1,447,273
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                  11,502  Lundin Petroleum AB (b)                                   132,528
                   Fuels - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.1%          6,721  Billerud AB                                                90,217
                                                           1,345  Holmen AB Class B                                          51,553
                                                          54,990  Svenska Cellulosa AB                                    1,026,140
                                                                                                                     --------------
                                                                                                                          1,167,910
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                3,889  Castellum AB                                               48,431
                   Development - 0.0%                      3,636  Fabege AB                                                  43,305
                                                           4,960  Kungsleden AB                                              63,885
                                                           6,033  Wihlborgs Fastigheter AB                                  111,876
                                                                                                                     --------------
                                                                                                                            267,497
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                41,830  Hennes & Mauritz AB B Shares                            2,651,659
                                                           4,266  Nobia AB                                                   41,044
                                                                                                                     --------------
                                                                                                                          2,692,703
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.1%                         24,550  Swedish Match AB                                          510,498
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Sweden                          30,074,460
-----------------------------------------------------------------------------------------------------------------------------------
Switzerland        Auto Components - 0.0%                    125  Rieter Holding AG                                          67,640
- 6.4%             ----------------------------------------------------------------------------------------------------------------
                   Building Products - 0.0%                3,300  Geberit AG                                                431,686
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 1.2%                 95,385  Credit Suisse Group                                     6,333,056
                                                         162,533  UBS AG                                                  8,739,159
                                                                                                                     --------------
                                                                                                                         15,072,215
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.3%                        6,646  Ciba Specialty Chemicals AG Registered Shares             338,793
                                                          16,739  Clariant AG                                               205,742
                                                             621  Givaudan SA                                               573,928
                                                           4,087  Lonza Group AG Registered Shares                          445,823
                                                           8,174  Syngenta AG                                             1,762,228
                                                                                                                     --------------
                                                                                                                          3,326,514
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                  12,688  Adecco SA Registered Shares                               750,328
                   Supplies - 0.1%                           301  SGS SA                                                    343,852
                                                                                                                     --------------
                                                                                                                          1,094,180
                   ----------------------------------------------------------------------------------------------------------------
                   Computers & Peripherals - 0.0%         14,198  Logitech International SA (b)                             422,678
                   ----------------------------------------------------------------------------------------------------------------
                   Construction Materials - 0.2%          18,473  Holcim Ltd.                                             2,040,479
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication           2,363  Swisscom AG                                               898,620
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Electrical Equipment - 0.4%           174,087  ABB Ltd.                                                4,584,503
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                  4,444  Kudelski SA                                        $      125,657
                   Instruments - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 1.2%                   33,411  Nestle SA Registered Shares                            15,008,764
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 2,202  Nobel Biocare Holding AG                                  596,247
                   Supplies - 0.1%                         2,994  Sonova Holding AG                                         300,364
                                                             864  Straumann Holding AG Registered Shares                    242,670
                                                           4,117  Synthes, Inc.                                             460,764
                                                                                                                     --------------
                                                                                                                          1,600,045
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                      83  Kuoni Reisen Holding AG Registered Shares                  39,210
                   Leisure - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 0.6%                        2,667  Swiss Life Holding                                        691,805
                                                          31,992  Swiss Reinsurance Registered Shares                     2,849,534
                                                          11,634  Zurich Financial Services AG                            3,489,950
                                                                                                                     --------------
                                                                                                                          7,031,289
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                        2,369  Schindler Holding AG                                      149,557
                                                             335  Sulzer AG                                                 480,524
                                                                                                                     --------------
                                                                                                                            630,081
                   ----------------------------------------------------------------------------------------------------------------
                   Marine - 0.0%                           3,237  Kuehne & Nagel International AG                           318,626
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.8%                188,998  Novartis AG Registered Shares                          10,429,995
                                                          58,609  Roche Holding AG                                       10,626,893
                                                                                                                     --------------
                                                                                                                         21,056,888
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Management &                1,750  PSP Swiss Property AG                                      92,892
                   Development - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor            726  OC Oerlikon Corp. AG (b)                                  266,423
                   Equipment - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury             41,455  Compagnie Financiere Richemont AG                       2,747,050
                   Goods - 0.3%                            3,274  The Swatch Group Ltd. Bearer Shares                     1,074,226
                                                           2,155  The Swatch Group Ltd. Registered Shares                   137,990
                                                                                                                     --------------
                                                                                                                          3,959,266
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in Switzerland                     78,067,656
-----------------------------------------------------------------------------------------------------------------------------------
United Kingdom     Aerospace & Defense - 0.4%            278,738  BAE Systems Plc                                         2,814,412
- 21.4%                                                   75,689  Cobham Plc                                                300,427
                                                          79,634  Meggitt Plc                                               516,898
                                                         150,100  Rolls-Royce Group Plc                                   1,604,617
                                                                                                                     --------------
                                                                                                                          5,236,354
                   ----------------------------------------------------------------------------------------------------------------
                   Airlines - 0.0%                        46,687  British Airways Plc (b)                                   366,085
                   ----------------------------------------------------------------------------------------------------------------
                   Auto Components - 0.0%                 61,413  GKN Plc                                                   444,803
                                                           1,025  TI Automotive Ltd. Series A (b)                                 0
                                                                                                                     --------------
                                                                                                                            444,803
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Beverages - 0.7%                      214,730  Diageo Plc                                         $    4,718,472
                                                          72,571  SABMiller Plc                                           2,066,839
                                                          66,369  Scottish & Newcastle Plc                                  830,359
                                                                                                                     --------------
                                                                                                                          7,615,670
                   ----------------------------------------------------------------------------------------------------------------
                   Capital Markets - 0.3%                 15,814  3i Group Plc                                              322,583
                                                          65,734  Amvescap Plc                                              889,660
                                                           4,359  Close Brothers Group Plc                                   72,507
                                                          56,059  ICAP Plc                                                  604,450
                                                          21,059  Investec Plc                                              220,603
                                                         148,690  Man Group Plc                                           1,683,851
                                                           5,199  Schroders Plc                                             147,537
                                                           7,338  Tullett Prebon Plc                                         64,783
                                                                                                                     --------------
                                                                                                                          4,005,974
                   ----------------------------------------------------------------------------------------------------------------
                   Chemicals - 0.2%                       92,487  Imperial Chemical Industries Plc                        1,233,766
                                                          17,107  Johnson Matthey Plc                                       583,464
                                                                                                                     --------------
                                                                                                                          1,817,230
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Banks - 3.6%               529,321  Barclays Plc                                            6,449,191
                                                         302,810  HBOS Plc                                                5,665,761
                                                         948,907  HSBC Holdings Plc                                      17,560,487
                                                         456,113  Lloyds TSB Group Plc                                    5,062,634
                                                         787,385  Royal Bank of Scotland Group Plc                        8,457,671
                                                                                                                     --------------
                                                                                                                         43,195,744
                   ----------------------------------------------------------------------------------------------------------------
                   Commercial Services &                   9,668  Aggreko Plc                                               114,332
                   Supplies - 0.3%                        32,898  Biffa Plc                                                 149,090
                                                          42,255  Capita Group  Plc                                         625,930
                                                           3,467  Davis Service Group Plc                                    37,985
                                                           4,316  De La Rue Plc                                              64,463
                                                          85,107  Experian Group Ltd.                                       900,244
                                                         125,658  Group 4 Securicor Plc                                     519,333
                                                          86,430  Hays Plc                                                  235,191
                                                           6,271  Intertek Group Plc                                        121,504
                                                          16,375  Michael Page International Plc                            138,201
                                                         200,321  Rentokil Initial Plc                                      684,049
                                                          50,608  Serco Group Plc                                           429,706
                                                                                                                     --------------
                                                                                                                          4,020,028
                   ----------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                   Construction & Engineering - 0.1%      41,164  Amec Plc                                           $      624,080
                                                          22,845  Balfour Beatty Plc                                        221,785
                                                                                                                     --------------
                                                                                                                            845,865
                   ----------------------------------------------------------------------------------------------------------------
                   Consumer Finance - 0.0%                14,252  Cattles Plc                                               101,767
                   ----------------------------------------------------------------------------------------------------------------
                   Containers & Packaging - 0.0%          50,852  Rexam Plc                                                 573,797
                   ----------------------------------------------------------------------------------------------------------------
                   Distributors - 0.0%                    26,225  Inchcape Plc                                              225,892
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Financial                  18,881  London Stock Exchange Group Plc                           634,698
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Diversified Telecommunication         660,649  BT Group Plc                                            4,149,669
                   Services - 0.4%                       198,534  Cable & Wireless Plc                                      747,407
                                                                                                                     --------------
                                                                                                                          4,897,076
                   ----------------------------------------------------------------------------------------------------------------
                   Electric Utilities - 0.3%              85,474  British Energy Group Plc                                  934,730
                                                          71,774  Scottish & Southern Energy Plc                          2,218,891
                                                                                                                     --------------
                                                                                                                          3,153,621
                   ----------------------------------------------------------------------------------------------------------------
                   Electronic Equipment &                 17,536  Electrocomponents Plc                                      91,401
                   Instruments - 0.0%                      4,873  Premier Farnell Plc                                        15,778
                                                                                                                     --------------
                                                                                                                            107,179
                   ----------------------------------------------------------------------------------------------------------------
                   Food & Staples Retailing - 0.6%       128,957  J Sainsbury Plc                                         1,523,706
                                                         640,951  Tesco Plc                                               5,760,245
                                                                                                                     --------------
                                                                                                                          7,283,951
                   ----------------------------------------------------------------------------------------------------------------
                   Food Products - 0.5%                  174,575  Cadbury Schweppes Plc                                   2,025,207
                                                          40,774  Tate & Lyle Plc                                           335,779
                                                         105,953  Unilever Plc                                            3,349,239
                                                                                                                     --------------
                                                                                                                          5,710,225
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 3,701  SSL International Plc                                      32,182
                   Supplies - 0.1%                        80,405  Smith & Nephew Plc                                        982,936
                                                                                                                     --------------
                                                                                                                          1,015,118
                   ----------------------------------------------------------------------------------------------------------------
                   Hotels, Restaurants &                  14,147  Carnival Plc                                              675,569
                   Leisure - 0.5%                        168,368  Compass Group Plc                                       1,040,329
                                                          41,756  Enterprise Inns Plc                                       505,760
                                                          19,694  Intercontinental Hotels Group Plc                         391,051
                                                          53,718  Ladbrokes Plc                                             474,522
                                                          33,600  Mitchells & Butlers Plc                                   420,034
                                                         132,999  PartyGaming Plc                                            74,832
                                                          22,079  Punch Taverns Plc                                         445,411
                                                          70,061  Rank Group Plc                                            231,859
                                                          61,268  TUI Travel Plc (b)                                        315,892

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          28,262  Thomas Cook Group Plc (b)                          $      161,039
                                                          15,241  Whitbread Plc                                             505,788
                                                          26,415  William Hill Plc                                          347,779
                                                                                                                     --------------
                                                                                                                          5,589,865
                   ----------------------------------------------------------------------------------------------------------------
                   Household Durables - 0.2%              31,589  Barratt Developments  Plc                                 483,439
                                                           5,238  Bellway Plc                                               110,491
                                                           4,004  Berkeley Group Holdings Plc                               117,476
                                                           9,500  Bovis Homes Group Plc                                     127,118
                                                          19,510  Persimmon Plc                                             384,803
                                                         109,711  Taylor Wimpey Plc                                         618,971
                                                                                                                     --------------
                                                                                                                          1,842,298
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.2%              49,041  Reckitt Benckiser Plc                                   2,881,696
                   ----------------------------------------------------------------------------------------------------------------
                   IT Services - 0.0%                    143,406  LogicaCMG Plc                                             443,779
                   ----------------------------------------------------------------------------------------------------------------
                   Independent Power Producers &         124,268  International Power Plc                                 1,147,310
                   Energy Traders - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Industrial Conglomerates - 0.1%        17,160  Cookson Group Plc                                         267,884
                                                          25,628  Smiths Group Plc                                          560,527
                                                          92,890  Tomkins Plc                                               431,894
                                                                                                                     --------------
                                                                                                                          1,260,305
                   ----------------------------------------------------------------------------------------------------------------
                   Insurance - 1.1%                      213,639  Aviva Plc                                               3,217,086
                                                         140,742  Friends Provident Plc                                     495,287
                                                         543,977  Legal & General Group Plc                               1,486,933
                                                         451,466  Old Mutual Plc                                          1,480,686
                                                         203,485  Prudential Plc                                          3,128,713
                                                          57,036  Resolution Plc                                            796,445
                                                         227,193  Royal & Sun Alliance Insurance Group                      718,171
                                                         162,594  Standard Life Plc                                         959,742
                                                                                                                     --------------
                                                                                                                         12,283,063
                   ----------------------------------------------------------------------------------------------------------------
                   Internet & Catalog Retail - 0.0%       69,942  Home Retail Group                                         533,409
                   ----------------------------------------------------------------------------------------------------------------
                   Machinery - 0.1%                        7,565  Charter Plc (b)                                           183,104
                                                          10,160  FKI Plc                                                    18,916
                                                          40,881  IMI Plc                                                   447,068
                                                          84,098  Invensys Plc                                              533,829
                                                                                                                     --------------
                                                                                                                          1,182,917
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.7%                           74,833  Aegis Group Plc                                           191,385
                                                          94,479  British Sky Broadcasting Plc                            1,343,459
                                                          17,377  Daily Mail & General Trust                                223,985

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          26,839  Emap Plc                                           $      482,680
                                                         282,651  ITV Plc                                                   593,338
                                                          69,692  Pearson Plc                                             1,080,115
                                                         105,895  Reed Elsevier Plc                                       1,338,962
                                                         106,325  Reuters Group Plc                                       1,398,784
                                                          25,643  Trinity Mirror Plc                                        216,158
                                                          16,440  United Business Media Plc                                 232,930
                                                          97,924  WPP Group Plc                                           1,326,330
                                                          64,965  Yell Group Plc                                            570,218
                                                                                                                     --------------
                                                                                                                          8,998,344
                   ----------------------------------------------------------------------------------------------------------------
                   Metals & Mining - 2.0%                103,676  Anglo American Plc                                      6,976,642
                                                         185,816  BHP Billiton Plc                                        6,653,122
                                                          80,820  Rio Tinto Plc Registered Shares                         6,991,304
                                                          51,012  Xstrata Plc                                             3,385,771
                                                                                                                     --------------
                                                                                                                         24,006,839
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.6%                304,986  Centrica Plc                                            2,374,318
                                                         218,009  National Grid Plc                                       3,496,993
                                                          73,071  United Utilities Plc                                    1,046,520
                                                                                                                     --------------
                                                                                                                          6,917,831
                   ----------------------------------------------------------------------------------------------------------------
                   Multiline Retail - 0.2%               137,958  Marks & Spencer Group Plc                               1,737,318
                                                          18,904  Next Plc                                                  759,626
                                                                                                                     --------------
                                                                                                                          2,496,944
                   ----------------------------------------------------------------------------------------------------------------
                   Oil, Gas & Consumable                 274,314  BG Group Plc                                            4,748,131
                   Fuels - 3.7%                        1,544,139  BP Plc                                                 17,929,022
                                                         306,520  Royal Dutch Shell Plc                                  12,649,375
                                                         223,132  Royal Dutch Shell Plc Class B                           9,185,318
                                                                                                                     --------------
                                                                                                                         44,511,846
                   ----------------------------------------------------------------------------------------------------------------
                   Paper & Forest Products - 0.0%         31,709  Mondi Plc                                                 301,675
                   ----------------------------------------------------------------------------------------------------------------
                   Pharmaceuticals - 1.5%                120,535  AstraZeneca Plc                                         6,039,574
                                                         462,004  GlaxoSmithKline Plc                                    12,259,988
                                                                                                                     --------------
                                                                                                                         18,299,562
                   ----------------------------------------------------------------------------------------------------------------
                   Real Estate Investment Trusts          43,403  British Land Co. Plc                                    1,040,763
                   (REITs) - 0.3%                          8,381  Brixton Plc                                                62,117
                                                           4,736  Great Portland Estates Plc                                 57,897
                                                          23,734  Hammerson Plc                                             569,119
                                                          39,159  Land Securities Group Plc                               1,347,603

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Common Stocks                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                                                          21,506  Liberty International Plc                          $      502,053
                                                          47,000  Segro Plc                                                 480,328
                                                                                                                     --------------
                                                                                                                          4,059,880
                   ----------------------------------------------------------------------------------------------------------------
                   Road & Rail - 0.1%                     12,232  Arriva Plc                                                193,330
                                                          48,130  Firstgroup Plc                                            677,991
                                                          17,716  National Express Group Plc                                448,373
                                                          43,699  Stagecoach Group Plc                                      203,179
                                                                                                                     --------------
                                                                                                                          1,522,873
                   ----------------------------------------------------------------------------------------------------------------
                   Semiconductors & Semiconductor        115,101  ARM Holdings Plc                                          362,664
                   Equipment - 0.0%                       20,231  CSR Plc (b)                                               266,361
                                                                                                                     --------------
                                                                                                                            629,025
                   ----------------------------------------------------------------------------------------------------------------
                   Software - 0.1%                        70,946  Misys Plc                                                 320,793
                                                         139,722  Sage Group Plc                                            712,532
                                                                                                                     --------------
                                                                                                                          1,033,325
                   ----------------------------------------------------------------------------------------------------------------
                   Specialty Retail - 0.2%                26,867  The Carphone Warehouse Plc                                191,569
                                                         193,068  DSG International Plc                                     533,271
                                                          24,803  Galiform Plc (b)                                           55,821
                                                          50,995  Kesa Electricals Plc                                      287,183
                                                         194,652  Kingfisher Plc                                            712,083
                                                          90,190  Signet Group Plc                                          154,542
                                                                                                                     --------------
                                                                                                                          1,934,469
                   ----------------------------------------------------------------------------------------------------------------
                   Textiles, Apparel & Luxury             34,804  Burberry Group Plc                                        467,842
                   Goods - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Tobacco - 0.6%                        123,995  British American Tobacco Plc                            4,444,702
                                                          54,787  Imperial Tobacco Group Plc                              2,512,024
                                                                                                                     --------------
                                                                                                                          6,956,726
                   ----------------------------------------------------------------------------------------------------------------
                   Trading Companies &                    38,803  Bunzl Plc                                                 556,132
                   Distributors - 0.1%                     6,634  Travis Perkins Plc                                        209,569
                                                          57,342  Wolseley Plc                                              969,661
                                                                                                                     --------------
                                                                                                                          1,735,362
                   ----------------------------------------------------------------------------------------------------------------
                   Transportation Infrastructure          42,037  BBA Aviation Plc                                          196,527
                   - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                   Water Utilities - 0.1%                 15,316  Kelda Group Plc                                           270,120
                                                          18,144  Severn Trent Plc                                          523,427
                                                                                                                     --------------
                                                                                                                            793,547
                   ----------------------------------------------------------------------------------------------------------------
                   Wireless Telecommunication          4,276,455  Vodafone Group Plc                                     15,443,046
                   Services - 1.3%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks in the United Kingdom             258,721,382
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Common Stocks
                                                                  (Cost - $833,625,386) - 95.4%                       1,156,148,910
-----------------------------------------------------------------------------------------------------------------------------------

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

                                                          Shares
Country            Industry                                 Held  Exchange-Traded Funds                                   Value
-----------------------------------------------------------------------------------------------------------------------------------
United States                                            284,277  iShares MSCI EAFE Index Fund (i)                   $   23,489,809
- 1.9%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Exchange-Traded Funds                            23,489,809
                                                                  (Cost - $17,644,632) - 1.9%
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Germany - 0.2%     Automobiles - 0.1%                      8,484  Volkswagen AG, 4.35%                                    1,167,429
                   ----------------------------------------------------------------------------------------------------------------
                   Household Products - 0.1%              18,018  Henkel KGaA, 1.75%                                        927,248
                   ----------------------------------------------------------------------------------------------------------------
                   Media - 0.0%                            5,011  ProSieben SAT.1 Media AG, 2.24%                           157,485
                   ----------------------------------------------------------------------------------------------------------------
                   Multi-Utilities - 0.0%                  2,010  RWE AG, 3.50%                                             226,283
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Preferred Stocks
                                                                  (Cost - $1,313,232) - 0.2%                              2,478,445
-----------------------------------------------------------------------------------------------------------------------------------

                                                                  Rights
-----------------------------------------------------------------------------------------------------------------------------------
Austria - 0.0%     Building Products - 0.0%                7,215  Wienerberger AG (e)                                             0
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Rights in Austria                                         0
-----------------------------------------------------------------------------------------------------------------------------------
Belgium - 0.1%     Diversified Financial                 106,989  Fortis (f)                                                567,524
                   Services - 0.1%
                   ----------------------------------------------------------------------------------------------------------------
                   Health Care Equipment &                 1,461  Omega Pharma SA (g)                                             0
                   Supplies - 0.0%
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Rights in Belgium                                   567,524
-----------------------------------------------------------------------------------------------------------------------------------
Japan - 0.0%       Metals & Mining - 0.0%                  7,000  Dowa Mining Co., Ltd. (h)                                       0
                   ----------------------------------------------------------------------------------------------------------------
                                                                  Total Rights in Japan                                           0
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Rights  (Cost - $532,425) - 0.1%                    567,524
-----------------------------------------------------------------------------------------------------------------------------------

                                                      Beneficial
                                                        Interest  Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                                 USD   6,307,523  BlackRock Liquidity Series, LLC
                                                                  Cash Sweep Series, 5.22% (c)(d)                         6,307,523
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Short-Term Securities
                                                                  (Cost - $6,307,523) - 0.5%                              6,307,523
-----------------------------------------------------------------------------------------------------------------------------------
                                                                  Total Investments
                                                                  (Cost - $859,423,198*)  - 98.1%                     1,188,992,211

                                                                  Other Assets Less Liabilities - 1.9%                   22,414,582
                                                                                                                     --------------
                                                                  Net Assets - 100.0%                                $1,211,406,793
                                                                                                                     ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 868,517,019
                                                                  =============
      Gross unrealized appreciation                               $ 336,632,465
      Gross unrealized depreciation                                 (16,157,273)
                                                                  -------------
      Net unrealized appreciation                                 $ 320,475,192
                                                                  =============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

(a)   Depositary receipts.
(b)   Non-income producing security.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                                        Interest
      Affiliate                                 Net Activity             Income
      --------------------------------------------------------------------------
      BlackRock Liquidity Series,
      LLC Cash Sweep Series                    $ (19,443,774)          $ 817,299
      --------------------------------------------------------------------------

(d)   Represents the current yield as of September 30, 2007.
(e)   The rights may be exercised until October 5, 2007.
(f)   The rights may be exercised until October 9, 2007.
(g)   The rights may be exercised until October 3, 2007.
(h)   The rights may be exercised until January 29, 2010.
(i) All or portion of security held as collateral in connection with financial futures contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------------------------------------------------
      Number of                                                      Expiration                                Unrealized
      Contracts    Issue                          Exchange              Date              Face Value          Appreciation
      --------------------------------------------------------------------------------------------------------------------
          1        Hang Seng Index Future         Hong Kong         October 2007         $    170,303                4,527
         41        OMX Stock Index Future         Stockholm         October 2007         $    770,882                5,173
        205        DJ Euro Stoxx 50               Eurex             December 2007        $ 12,584,226              309,940
         51        FTSE 100 Index Future          LIFFE             December 2007        $  6,643,220              159,597
          9        SPI 200 Index Future           Sydney            December 2007        $  1,263,540               55,374
         41        TOPIX Index Future             Tokyo             December 2007        $  5,491,114              305,604
      --------------------------------------------------------------------------------------------------------------------
      Total Unrealized Appreciation                                                                            $   840,215
                                                                                                               ===========

o Forward foreign exchange contracts purchased as of September 30, 2007 were as follows:

      --------------------------------------------------------------------------
      Foreign Currency                                               Unrealized
      Purchased                      Settlement Date                Appreciation
      --------------------------------------------------------------------------
      AUD        827,200             November 2007                  $     37,252
      CHF      1,550,000             November 2007                        35,204
      EUR      6,307,000             November 2007                       290,633
      GBP      2,266,000             November 2007                        64,285
      JPY    635,715,000             November 2007                       131,601
      SEK      2,496,000             November 2007                        19,456
      --------------------------------------------------------------------------
      Total Unrealized Appreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $21,075,367)       $    578,431
                                                                    ============

Master International Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)   (in U.S. dollars)

o Forward foreign exchange contracts sold as of September 30, 2007 were as follows:

      -------------------------------------------------------------------------
                                                                   Unrealized
      Foreign Currency                                            Appreciation
      Sold                           Settlement Date             (Depreciation)
      -------------------------------------------------------------------------
      AUD        729,200              November 2007              $      (48,730)
      CHF        888,000              November 2007                     (25,687)
      EUR      4,057,000              November 2007                    (271,276)
      GBP      1,782,000              November 2007                     (73,848)
      JPY    522,054,000              November 2007                       3,767
      SEK      1,195,000              November 2007                     (12,252)
      -------------------------------------------------------------------------
      Total Unrealized Depreciation on Forward Foreign
      Exchange Contracts - Net (USD Commitment - $15,170,783)    $     (428,026)
                                                                 ==============

o     Currency Abbreviations:

      AUD        Australian Dollar
      CHF        Swiss Franc
      EUR        Euro
      GBP        British Pound
      JPY        Japanese Yen
      SEK        Swedish Krona
      USD        U.S. Dollar

The American Beacon Money Market Fund invests all of its investable assets in the American Beacon Master Money Market Portfolio. The Schedule of Investments for the American Beacon Master Money Market Portfolio for the fiscal quarter ended September 30, 2007 is provided below.

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
FUNDING AGREEMENTS - 1.06%
   Metropolitan Life Insurance Co., 5.63%,
      Due 11/21/2007 ++ ...........................   $    150,000   $   150,000
                                                                     -----------
MEDIUM-TERM NOTES - 30.51%
   ABN Amro Bank NV, 5.41%, Due 4/18/2008 ++ # ....        132,050       132,107
   American Honda Finance Corp.,
      5.47%, Due 10/22/2007 ++ # ..................         10,000        10,001
      5.588%, Due 11/15/2007 ++ # .................         42,000        42,003
      5.38%, Due 1/23/2008 ++ # ...................         40,000        40,006
      5.55%, Due 2/22/2008 ++ # ...................         33,200        33,212
      5.33%, Due 5/9/2008 ++ # ....................         15,000        15,000
   ASIF Global Financing XXI, 6.053%,
      Due 3/14/2008 ++ # ..........................         32,650        32,705
   ASIF Global Financing XXXII, 5.555%,
      Due 2/25/2008 ++ # ..........................        206,600       206,669
   Bank of America Corp., 5.79%, Due 5/5/2008 ++ ..         32,000        32,088
   Bank of New York Mellon Corp., 5.669%,
      Due 6/16/2008 ++ ............................         17,645        17,645
   Berkshire Hathaway Finance Corp.,
      5.41%, Due 1/11/2008 ++ # ...................        131,885       131,918
      5.59%, Due 5/16/2008 ++ # ...................         23,750        23,766
   Citigroup, Inc.,
      5.416%, Due 11/1/2007 ++ ....................        121,115       121,126
      5.409%, Due 5/2/2008 ++ .....................        199,700       199,797
   Commonwealth Bank of Australia, 5.358%,
      Due 1/31/2008 ++ # ..........................        175,000       175,020
   Credit Suisse USA, Inc., 5.731%,
      Due 6/2/2008 ++ .............................         27,303        27,328
   General Electric Capital Corp.,
      5.878%, Due 10/17/2007 ++ ...................        180,000       180,000
      5.42%, Due 1/3/2008 ++ ......................        211,500       211,555
      5.41%, Due 1/15/2008 ++ .....................        324,455       324,535
      5.661%, Due 3/4/2008 ++ .....................         40,886        40,899
      5.42%, Due 4/15/2008 ++ .....................         65,000        65,034
      5.56%, Due 5/19/2008 ++ .....................         20,000        20,011
   Goldman Sachs Group, Inc., 5.485%,
      Due 10/5/2007 ++ ............................         12,700        12,700
   HBOS Treasury Services plc, 5.36%,
      Due 7/17/2008 ++ # ..........................        125,800       125,827
   HSBC Finance Corp.,
      5.40%, Due 10/4/2007 ++ .....................        115,000       115,001
      5.50%, Due 5/21/2008 ++ .....................        162,770       162,794
   JPMorgan Chase & Co., 5.43%, Due 1/25/2008 ++ ..        295,000       295,079
   Merrill Lynch & Co., Inc.,
      5.485%, Due 10/19/2007 ++ ...................         83,000        83,006
      5.605%, Due 2/14/2008 ++ ....................         61,300        61,315
      5.794%, Due 6/16/2008 ++ ....................         93,350        93,433
   Morgan Stanley, 5.485%, Due 1/18/2008 ++ .......         68,900        68,931
   Royal Bank of Scotland plc,
      5.238%, Due 12/21/2007 ++ # .................        230,000       230,020
      5.37%, Due 4/11/2008 ++ # ...................        435,500       435,593
      5.37%, Due 4/21/2008 ++ # ...................         50,000        50,011

                             SEE ACCOMPANYING NOTES


                                        1
<PG$PCN,022000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
      5.159%, Due 8/20/2008 ++ # ..................   $    150,000   $   150,000
   Toyota Motor Credit Corp.,
      5.528%, Due 10/12/2007 ++ ...................          4,800         4,800
      5.35%, Due 4/15/2008 ++ .....................        100,000       100,015
      5.664%, Due 6/17/2008 ++ ....................         24,000        24,003
      5.33%, Due 7/7/2008 ++ ......................         60,500        60,505
   Wells Fargo & Co., 5.833%,
      Due 8/20/2008 ++ # ..........................        150,000       150,000
                                                                     -----------
   TOTAL MEDIUM-TERM NOTES ........................                    4,305,458
                                                                     -----------
PROMISSORY NOTES - 3.19%
   Goldman Sachs Group, Inc., 5.51%,
      Due 5/9/2008 ++ .............................        450,000       450,000
                                                                     -----------
CERTIFICATES OF DEPOSIT AND BANK NOTES - 20.39%
   Bank of America, NA, 5.36%, Due 7/25/2008 ++ ...         18,300        18,304
   Bank of New York,
      5.505%, Due 11/16/2007 ++ ...................         77,500        77,502
      5.455%, Due 11/19/2007 ++ ...................          5,000         5,000
   Bank of Nova Scotia N.Y., 5.338%,
      Due 10/31/2007 ++ ...........................         64,860        64,861
   Barclays Bank N.Y., 5.35%, Due 10/2/2007 .......        250,000       250,000
   BNP Paribas N.Y., 5.30%, Due 10/3/2007 ++ ......        100,000       100,000
   Branch Banking & Trust, 5.621%,
      Due 11/16/2007 ++ ...........................        100,000       100,006
   Caylon N.Y., 5.30%, Due 10/3/2007 ++ ...........         67,500        67,500
   Credit Suisse N.Y.,
      5.52%, Due 11/16/2007 ++ ....................        200,000       200,001
      5.475%, Due 2/26/2008 ++ ....................        250,000       250,000
   Deutsche Bank N.Y., 5.598%, Due 6/19/2008 ++ ...        280,000       280,062
   HSBC Bank USA, 5.41%, Due 7/28/2008 ++ .........         71,000        71,047
   M&I Marshall & Ilsley Bank, 5.528%,
      Due 2/15/2008 ++ ............................        196,500       196,502
   National City Bank,
      5.31%, Due 10/4/2007 ++ .....................        135,000       135,000
      5.41%, Due 1/10/2008 ++ .....................          6,925         6,927
   Nordea Bank Finland N.Y., 5.443%,
      Due 5/28/2008 ++ ............................         21,600        21,594
   Royal Bank of Canada, 5.558%,
      Due 3/20/2008 ++ ............................         10,000        10,000
   Suntrust Bank, 5.44%, Due 4/2/2008 ++ ..........         53,020        53,049
   US Bank, NA,
      5.39%, Due 10/1/2007 ++ .....................        135,450       135,450
      5.33%, Due 1/3/2008 ++ ......................        221,500       221,502
   Westpac Bank N.Y., 5.32%, Due 1/15/2008 ++ .....         46,000        45,999
   World Savings Bank FSB,
      5.36%, Due 10/19/2007 ++ ....................        400,000       400,008
      5.78%, Due 12/7/2007 ++ .....................        117,400       117,419
      5.638%, Due 6/20/2008 ++ ....................         50,000        50,030
                                                                     -----------
   TOTAL CERTIFICATES OF DEPOSIT AND BANK NOTES ...                    2,877,763
                                                                     -----------

                             SEE ACCOMPANYING NOTES


                                        2

<PG$PCN,023000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
COMMERCIAL PAPER - 22.83%
   Atlantic Asset Securitization LLC, 5.32%,
      Due 10/9/2007 ...............................   $    200,000   $   199,678
   Atlantis One Funding Corp., 5.20%,
      Due 10/12/2007 ..............................        122,435       122,240
   Barton Capital LLC, 5.28%, Due 10/11/2007 # ....        342,854       342,606
   Beta Finance Corp., 5.26%, Due 10/29/2007 # ....         45,000        44,816
   Citigroup Funding, Inc.,
      5.26%, Due 10/5/2007 ........................         50,000        49,971
      5.00%, Due 12/14/2007 .......................        100,000        98,972
   Falcon Asset Securitization LLC, 5.50%,
      Due 10/24/2007 ..............................        236,875       236,144
   FCAR Owner Trust, Series I, 5.29%,
      Due 11/15/2007 ..............................         50,000        49,669
   Fountain Square Commercial Funding Corp.,
      5.27%, Due 10/1/2007 # ......................          7,497         7,497
      5.255%, Due 10/3/2007 # .....................         21,362        21,356
      5.23%, Due 10/17/2007 # .....................         35,000        34,919
   General Electric Capital Corp., 5.04%,
      Due 11/9/2007 ...............................         40,000        39,782
   GOVCO, Inc., 5.12%, Due 10/25/2007 .............         60,000        59,795
   Jupiter Securitization LLC,
      5.30%, Due 10/2/2007 ........................         77,451        77,440
      5.30%, Due 10/9/2007 ........................        103,205       103,161
   Lexington Parker Capital Co. LLC, 5.26%,
      Due 10/18/2007 ..............................         25,000        24,938
   Long Lane Master Trust IV, 5.85%,
      Due 10/25/2007 # ............................        378,554       377,285
   Park Avenue Receivables Co. LLC, 5.35%,
      Due 10/4/2007 ...............................         75,067        75,034
   Scaldis Capital LLC, 5.26%,
      Due 10/22/2007 # ............................         10,000         9,969
   Sheffield Receivables Corp.,
      5.25%, Due 10/9/2007 # ......................         45,000        44,947
      5.35%, Due 10/9/2007 # ......................        163,078       162,901
   Sigma Finance, Inc., 5.26%, Due 11/1/2007 # ....        300,000       298,641
   Three Rivers Funding Corp., 5.265%,
      Due 10/12/2007 ..............................        105,000       104,831
   Variable Funding Capital Company LLC, 5.15%,
      Due 10/26/2007 ..............................        366,699       365,599
   Yorktown Capital LLC, 5.27%,
      Due 10/24/2007 ..............................        269,820       268,869
                                                                     -----------
   TOTAL COMMERCIAL PAPER .........................                    3,221,060
                                                                     -----------

                                                         SHARES
                                                      ------------
SHORT TERM INVESTMENTS - 9.75%
   BlackRock Temp Fund ............................    700,000,000       700,000
   Goldman Sachs Fin Sq Prime Oblig Fund ..........    675,000,000       675,000
                                                                     -----------
   TOTAL SHORT TERM INVESTMENTS ...................                    1,375,000
                                                                     -----------

                                                           PAR
                                                         AMOUNT
                                                      ------------
TIME DEPOSITS - 6.02%
   Citibank, 4.00%, Due 10/1/2007 .................   $     25,000        25,000
   Dexia Credit Local S.A., 5.25%, Due 10/1/2007 ..        400,000       400,000
   Lloyds TSB Bank Plc, 5.25%, Due 10/1/2007 ......        250,000       250,000

                             SEE ACCOMPANYING NOTES


                                        3

<PG$PCN,024000000>

AMERICAN BEACON MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                           PAR
                                                         AMOUNT         VALUE
                                                      ------------   -----------
                                                        (DOLLARS IN THOUSANDS)
   Regions Bank, 3.50%, Due 10/1/2007 .............   $    175,000   $   175,000
                                                                     -----------
   TOTAL TIME DEPOSITS ............................                      850,000
                                                                     -----------
REPURCHASE AGREEMENTS - 6.26%
   Bank of America, NA, 5.43%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by
      Whole Loan Mortgages valued at $679,800,
      0.00%, 2/23/2036) ...........................        660,000       660,000
   Citigroup, Inc., 5.43%, Due 10/1/2007
      (Held at JPMorgan Chase, NYC, Collateralized
      by Whole Loan Mortgages valued at $223,312,
      0.00%, 7/3/2036 - 9/5/2037) .................        200,000       200,000
   Goldman Sachs, 5.10%, Due 10/1/2007 (Held at
      Bank of New York, Collateralized by U.S.
      Government Obligations valued at $23,580,
      3.802% - 6.01%, 12/1/2007 - 4/1/2037) .......         23,118        23,118
                                                                     -----------
   TOTAL REPURCHASE AGREEMENTS ....................                      883,118
                                                                     -----------
TOTAL INVESTMENTS - 100.01% (COST $14,112,399) ....                  $14,112,399
LIABILITIES, NET OF OTHER ASSETS - (0.01%) ........                         (736)
                                                                     -----------
TOTAL NET ASSETS - 100.00% ........................                  $14,111,663
                                                                     ===========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

# Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $3,328,795 or 23.59% of net assets. The Fund has no right to demand registration of these securities.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

The American Beacon S&P 500 Index Fund invests all of its investable assets in the State Street Equity 500 Index Portfolio of the State Street Master Funds. The Schedule of Investments for the State Street Equity 500 Index Portfolio for the fiscal quarter ended September 30, 2007 is provided below.


STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
COMMON STOCKS -- 97.8%
CONSUMER DISCRETIONARY -- 9.4%
Abercrombie & Fitch Co.                                      17,968   $    1,450
Amazon.Com, Inc. (a)                                         60,412        5,627
Apollo Group, Inc. Class A (a)                               27,168        1,634
AutoNation, Inc. (a)                                         30,992          549
AutoZone, Inc. (a)                                            9,180        1,066
Bed Bath & Beyond, Inc. (a)                                  51,967        1,773
Best Buy Co., Inc.                                           78,976        3,635
Big Lots, Inc. (a)                                           22,762          679
Black & Decker Corp.                                         13,556        1,129
Brunswick Corp.                                              19,033          435
Carnival Corp.                                               87,754        4,250
CBS Corp. Class B                                           135,079        4,255
Centex Corp.                                                 24,662          655
Circuit City Stores, Inc.                                    29,424          233
Clear Channel Communications, Inc.                           96,209        3,602
Coach, Inc. (a)                                              73,865        3,492
Comcast Corp. Class A (a)                                   609,838       14,746
D.R. Horton, Inc.                                            54,763          702
Darden Restaurants, Inc.                                     26,306        1,101
Dillard's, Inc. Class A                                      12,590          275
DIRECTV Group, Inc. (a)                                     149,082        3,620
Dow Jones & Co., Inc.                                        13,543          809
Eastman Kodak Co.                                            55,794        1,493
eBay, Inc. (a)                                              222,599        8,686
EW Scripps Co. Class A                                       17,240          724
Family Dollar Stores, Inc.                                   27,812          739
Ford Motor Co. (a)                                          410,839        3,488
Fortune Brands, Inc.                                         29,847        2,432
Gannett Co., Inc.                                            46,671        2,040
Gap, Inc.                                                   101,586        1,873
General Motors Corp.                                        111,466        4,091
Genuine Parts Co.                                            32,165        1,608
Goodyear Tire & Rubber Co. (a)                               38,274        1,164
H&R Block, Inc.                                              65,556        1,389
Harley-Davidson, Inc.                                        50,693        2,343
Harman International Industries, Inc.                        12,618        1,092
Harrah's Entertainment, Inc.                                 37,162        3,231
Hasbro, Inc.                                                 33,001          920
Hilton Hotels Corp.                                          76,361        3,550
Home Depot, Inc.                                            332,424       10,784
Host Hotels & Resorts, Inc.                                 101,040        2,267
International Game Technology                                66,380        2,861
Interpublic Group of Cos., Inc. (a)                          96,155          998
JC Penney & Co., Inc.                                        43,841        2,778
Johnson Controls, Inc.                                       38,671        4,567
Jones Apparel Group, Inc.                                    21,438          453
KB HOME                                                      15,150          380
Kohl's Corp. (a)                                             63,936        3,665
Leggett & Platt, Inc.                                        35,226          675
Lennar Corp. Class A                                         28,603          648
Limited Brands                                               65,405        1,497
Liz Claiborne, Inc.                                          21,298          731
Lowe's Cos., Inc.                                           289,160        8,102
Macy's Inc.                                                  85,534        2,764

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Marriot International, Inc. Class A                          64,846   $    2,819
Mattel, Inc.                                                 75,655        1,775
McDonald's Corp.                                            235,439       12,824
McGraw-Hill, Inc.                                            68,066        3,465
Meredith Corp.                                                8,079          463
New York Times Co. Class A                                   29,823          589
Newell Rubbermaid, Inc.                                      52,835        1,523
News Corp. Class A                                          459,000       10,093
NIKE, Inc. Class B                                           76,244        4,472
Nordstrom, Inc.                                              39,051        1,831
Office Depot, Inc. (a)                                       52,490        1,082
OfficeMax, Inc.                                              15,495          531
Omnicom Group, Inc.                                          64,456        3,100
Polo Ralph Lauren Corp.                                      12,304          957
Pulte Homes, Inc.                                            43,857          597
Radioshack Corp.                                             28,165          582
Sears Holdings Corp. (a)                                     14,515        1,846
Sherwin-Williams Co.                                         21,092        1,386
Snap-On, Inc.                                                12,096          599
Stanley Works                                                16,880          947
Staples, Inc.                                               139,513        2,998
Starbucks Corp. (a)                                         146,505        3,838
Starwood Hotels & Resorts Worldwide, Inc.                    42,240        2,566
Target Corp.                                                167,907       10,674
Tiffany & Co.                                                25,684        1,345
Time Warner, Inc.                                           731,127       13,424
TJX Cos., Inc.                                               88,281        2,566
Tribune Co.                                                  17,026          465
V.F. Corp.                                                   17,300        1,397
Viacom, Inc. Class B (a)                                    134,061        5,224
Walt Disney Co.                                             380,517       13,086
Wendy's International, Inc.                                  17,426          608
Whirlpool Corp.                                              15,833        1,411
Wyndham Worldwide Corp.                                      35,125        1,151
Yum! Brands, Inc.                                           101,170        3,423
                                                                      ----------
                                                                         255,407
                                                                      ----------
CONSUMER STAPLES -- 9.3%
Altria Group, Inc.                                          415,167       28,866
Anheuser-Busch Cos., Inc.                                   148,384        7,418
Archer-Daniels-Midland Co.                                  127,829        4,229
Avon Products, Inc.                                          86,596        3,250
Brown-Forman Corp. Class B                                   15,641        1,172
Campbell Soup Co.                                            42,156        1,560
Clorox Co.                                                   26,363        1,608
Coca-Cola Co.                                               390,702       22,454
Coca-Cola Enterprises, Inc.                                  55,199        1,337
Colgate-Palmolive Co.                                        99,823        7,119
ConAgra Foods, Inc.                                          99,003        2,587
Constellation Brands, Inc. Class A (a)                       38,122          923
Costco Wholesale Corp.                                       86,879        5,332
CVS Corp.                                                   292,120       11,577
Dean Foods Co. (a)                                           25,866          662
Estee Lauder Cos, Inc. Class A                               23,812        1,011
General Mills, Inc.                                          64,037        3,715

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
CONSUMER STAPLES -- (CONTINUED)
H.J. Heinz Co.                                               63,154   $    2,918
Hershey Foods Corp.                                          33,366        1,548
Kellogg Co.                                                  52,366        2,932
Kimberly-Clark Corp.                                         84,486        5,936
Kraft Foods, Inc.                                           308,801       10,657
Kroger Co.                                                  136,894        3,904
McCormick & Co., Inc.                                        25,963          934
Molson Coors Brewing Co., Class B                            13,447        1,340
Pepsi Bottling Group, Inc.                                   27,090        1,007
PepsiCo, Inc.                                               317,327       23,247
Procter & Gamble Co.                                        615,473       43,292
Reynolds American, Inc.                                      32,655        2,076
Safeway, Inc.                                                86,702        2,871
Sara Lee Corp.                                              140,845        2,351
SuperValu, Inc.                                              41,934        1,636
Sysco Corp.                                                 119,621        4,257
Tyson Foods, Inc., Class A                                   54,209          968
UST Corp.                                                    30,760        1,526
Wal-Mart Stores, Inc.                                       471,234       20,569
Walgreen Co.                                                195,684        9,244
Whole Foods Market, Inc.                                     28,605        1,400
Wrigley Wm., Jr. Co.                                         42,241        2,713
                                                                      ----------
                                                                         252,146
                                                                      ----------
ENERGY -- 11.1%
Anadarko Petroleum Corp.                                     90,862        4,884
Apache Corp.                                                 64,938        5,848
Baker Hughes, Inc.                                           62,753        5,671
BJ Services Co.                                              55,861        1,483
Chesapeake Energy Corp.                                      79,552        2,805
ChevronTexaco Corp.                                         419,062       39,216
ConocoPhillips                                              321,180       28,190
Devon Energy Corp.                                           86,690        7,213
El Paso Corp.                                               133,838        2,271
ENSCO International, Inc.                                    29,060        1,630
EOG Resources, Inc.                                          47,739        3,453
ExxonMobil Corp.                                          1,091,065      100,989
Halliburton Co.                                             173,820        6,675
Hess Corp.                                                   53,187        3,539
Marathon Oil Corp.                                          133,939        7,637
Murphy Oil Corp.                                             36,397        2,544
Nabors Industries, Ltd. (a)                                  53,666        1,651
National Oilwell Varco, Inc. (a)                             34,461        4,980
Noble Corp.                                                  52,758        2,588
Occidental Petroleum Corp.                                  164,301       10,528
Rowan Cos., Inc.                                             22,960          840
Schlumberger, Ltd.                                          235,134       24,689
Smith International, Inc.                                    38,847        2,774
Sunoco, Inc.                                                 23,742        1,680
Tesoro Corp.                                                 27,000        1,243
Transocean, Inc. (a)                                         56,606        6,399
Valero Energy Corp.                                         108,046        7,258
Weatherford International Ltd. (a)                           66,724        4,482
Williams Cos., Inc.                                         117,019        3,986

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
XTO Energy, Inc.                                             75,963   $    4,698
                                                                      ----------
                                                                         301,844
                                                                      ----------
FINANCIALS -- 19.5%
ACE, Ltd.                                                    64,499        3,907
AFLAC, Inc.                                                  97,052        5,536
Allstate Corp.                                              114,163        6,529
Ambac Financial Group, Inc.                                  20,719        1,303
American Capital Strategies Ltd.                             35,200        1,504
American Express Co.                                        232,751       13,818
American International Group, Inc.                          505,793       34,217
Ameriprise Financial, Inc.                                   46,398        2,928
AON Corp.                                                    58,523        2,622
Apartment Investment & Management Co. Class A                19,984          902
Archstone-Smith Trust                                        43,300        2,604
Assurant, Inc.                                               19,694        1,054
AvalonBay Communities, Inc.                                  15,108        1,784
Banco Bilbao Vizcaya Argentaria SA                                1           --
Bank of America Corp.                                       875,198       43,996
Bank of New York Mellon Corp.                               224,378        9,904
BB&T Corp.                                                  107,292        4,334
Bear Stearns Cos., Inc.                                      22,804        2,801
Boston Properties, Inc.                                      23,315        2,422
Capital One Financial Corp.                                  82,400        5,474
CB Richard Ellis Group, Inc. Class A (a)                     38,377        1,068
Charles Schwab Corp.                                        186,887        4,037
Chubb Corp.                                                  79,482        4,263
Cincinnati Financial Corp.                                   32,273        1,398
CIT Group, Inc.                                              35,988        1,447
Citigroup, Inc.                                             981,155       45,790
CME Group, Inc.                                              10,488        6,160
Comerica, Inc.                                               30,870        1,583
Commerce Bancorp, Inc.                                       38,888        1,508
Countrywide Financial Corp.                                 113,822        2,164
Developers Diversified Realty Corp.                          23,578        1,317
Discover Financial Services (a)                              94,118        1,958
E*Trade Financial Corp. (a)                                  83,273        1,088
Equity Residential                                           53,310        2,258
Fannie Mae                                                  190,626       11,592
Federal Home Loan Mortgage Corp.                            129,278        7,629
Federated Investors, Inc. Class B                            18,710          743
Fidelity National Information Services, Inc.                 30,890        1,371
Fifth Third Bancorp                                         106,520        3,609
First Horizon National Corp.                                 25,778          687
Franklin Resources, Inc.                                     32,238        4,110
General Growth Properties, Inc.                              47,100        2,525
Genworth Financial, Inc. Class A                             87,713        2,695
Goldman Sachs Group, Inc.                                    79,979       17,335
Hartford Financial Services Group, Inc.                      62,158        5,753
Hudson City Bancorp, Inc.                                   104,857        1,613
Huntington Bancshares, Inc.                                  73,381        1,246
IntercontinentalExchange, Inc. (a)                           13,600        2,066

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
FINANCIALS -- (CONTINUED)
J.P. Morgan Chase & Co.                                     664,868   $   30,464
Janus Capital Group, Inc.                                    35,315          999
KeyCorp                                                      77,804        2,515
Kimco Realty Corp.                                           49,738        2,249
Legg Mason, Inc.                                             25,543        2,153
Lehman Brothers Holdings, Inc.                              104,674        6,462
Leucadia National Corp.                                      32,500        1,567
Lincoln National Corp.                                       53,551        3,533
Loews Corp.                                                  88,470        4,278
M & T Bank Corp.                                             14,477        1,498
Marsh & McLennan Cos., Inc.                                 108,197        2,759
Marshall & Ilsley Corp.                                      50,056        2,191
MBIA, Inc.                                                   25,381        1,549
Merrill Lynch & Co., Inc.                                   170,466       12,151
MetLife, Inc.                                               144,901       10,104
MGIC Investment Corp.                                        17,204          556
Moody's Corp.                                                46,079        2,322
Morgan Stanley                                              207,937       13,100
National City Corp.                                         124,890        3,133
Northern Trust Corp.                                         36,975        2,450
Plum Creek Timber Co., Inc.                                  34,215        1,531
PNC Financial Services Group, Inc.                           67,027        4,565
Principal Financial Group, Inc.                              53,345        3,366
Progressive Corp.                                           145,829        2,831
ProLogis                                                     50,990        3,383
Prudential Financial, Inc.                                   89,749        8,758
Public Storage, Inc.                                         23,279        1,831
Regions Financial Corp.                                     137,829        4,063
SAFECO Corp.                                                 19,816        1,213
Simon Property Group, Inc.                                   44,342        4,434
SLM Corp.                                                    79,635        3,955
Sovereign Bancorp, Inc.                                      67,562        1,151
State Street Corp. (b)                                       77,855        5,307
SunTrust Banks, Inc.                                         68,017        5,147
Synovus Financial Corp.                                      63,785        1,789
T. Rowe Price Group, Inc.                                    52,100        2,901
Torchmark Corp.                                              18,352        1,144
Travelers Cos, Inc.                                         129,550        6,522
U.S. Bancorp                                                342,694       11,148
Unum Group                                                   69,872        1,710
Vornado Realty Trust                                         25,663        2,806
Wachovia Corp.                                              375,551       18,834
Washington Mutual, Inc.                                     173,213        6,116
Wells Fargo Co.                                             656,068       23,369
Western Union Co.                                           154,006        3,229
XL Capital, Ltd. Class A                                     35,785        2,834
Zions Bancorp                                                21,048        1,445
                                                                      ----------
                                                                         528,067
                                                                      ----------
HEALTH CARE -- 11.3%
Abbott Laboratories                                         304,773       16,342
Aetna, Inc.                                                 101,278        5,496
Allergan, Inc.                                               60,720        3,915
AmerisourceBergen Corp.                                      35,733        1,620
Amgen, Inc. (a)                                             212,546       12,024

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Applera Corp. - Applied Biosystems Group                     34,074   $    1,180
Barr Pharmaceuticals, Inc. (a)                               22,041        1,254
Bausch & Lomb, Inc.                                          11,192          716
Baxter International, Inc.                                  127,048        7,150
Becton, Dickinson & Co.                                      48,231        3,957
Biogen Idec, Inc. (a)                                        56,458        3,745
Boston Scientific Corp. (a)                                 263,120        3,671
Bristol-Myers Squibb Co.                                    388,141       11,186
C.R. Bard, Inc.                                              19,557        1,725
Cardinal Health, Inc.                                        70,924        4,435
Celgene Corp. (a)                                            74,366        5,303
CIGNA Corp.                                                  55,603        2,963
Coventry Health Care, Inc. (a)                               30,418        1,892
Covidien Ltd.                                                98,623        4,093
Eli Lilly & Co.                                             194,516       11,074
Express Scripts, Inc. (a)                                    51,100        2,852
Forest Laboratories, Inc. (a)                                63,392        2,364
Genzyme Corp. (a)                                            51,196        3,172
Gilead Sciences, Inc. (a)                                   184,760        7,551
Hospira, Inc. (a)                                            28,961        1,201
Humana, Inc. (a)                                             32,511        2,272
IMS Health, Inc.                                             39,562        1,212
Johnson & Johnson                                           569,529       37,418
King Pharmaceuticals, Inc. (a)                               50,479          592
Laboratory Corp. of America Holdings (a)                     23,679        1,852
Manor Care, Inc.                                             14,550          937
McKesson Corp.                                               58,326        3,429
Medco Health Solutions, Inc. (a)                             54,380        4,915
Medtronic, Inc.                                             222,338       12,542
Merck & Co., Inc.                                           429,229       22,187
Millipore Corp. (a)                                          11,096          841
Mylan Laboratories Inc.                                      50,291          803
Patterson Cos., Inc. (a)                                     25,698          992
Pfizer, Inc.                                              1,366,288       33,378
Quest Diagnostics, Inc.                                      30,722        1,775
Schering-Plough Corp.                                       319,393       10,102
St. Jude Medical, Inc. (a)                                   65,300        2,878
Stryker Corp.                                                46,789        3,217
Tenet Healthcare Corp. (a)                                   97,769          329
Thermo Fisher Scientific, Inc. (a)                           83,180        4,801
UnitedHealth Group, Inc.                                    262,658       12,721
Varian Medical Systems, Inc. (a)                             26,073        1,092
Watson Pharmaceuticals, Inc. (a)                             21,553          698
Wellpoint, Inc. (a)                                         120,052        9,475
Wyeth                                                       265,457       11,826
Zimmer Holdings, Inc. (a)                                    46,854        3,795
                                                                      ----------
                                                                         306,960
                                                                      ----------
INDUSTRIALS -- 11.4%
3M Co.                                                      142,062       13,294
Allied Waste Industries, Inc. (a)                            52,668          672
American Standard Cos., Inc.                                 35,873        1,278
Avery Dennison Corp.                                         20,981        1,196
Boeing Co.                                                  154,281       16,198

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INDUSTRIALS -- (CONTINUED)
Burlington Northern Santa Fe Corp.                           59,276   $    4,811
Caterpillar, Inc.                                           126,207        9,898
CH Robinson Worldwide, Inc.                                  33,345        1,810
Cintas Corp.                                                 25,692          953
Cooper Industries, Ltd.                                      35,263        1,802
CSX Corp.                                                    86,266        3,686
Cummins, Inc.                                                20,204        2,584
Danaher Corp.                                                48,629        4,022
Deere & Co.                                                  43,811        6,502
Domtar Corp. (a) (c)                                             11            0
Dover Corp.                                                  40,036        2,040
Eaton Corp.                                                  28,464        2,819
Emerson Electric Co.                                        155,291        8,265
Equifax, Inc.                                                27,428        1,046
FedEx Corp.                                                  59,980        6,283
Fluor Corp.                                                  17,030        2,452
General Dynamics Corp.                                       79,517        6,717
General Electric Co.                                      2,015,475       83,441
Goodrich Co.                                                 24,214        1,652
Honeywell International, Inc.                               147,653        8,781
Illinois Tool Works, Inc.                                    82,716        4,933
Ingersoll-Rand Co. Class A                                   55,424        3,019
ITT Industries, Inc.                                         36,449        2,476
L-3 Communications Holdings, Inc.                            24,171        2,469
Lockheed Martin Corp.                                        69,211        7,509
Masco Corp.                                                  75,908        1,759
Monster Worldwide, Inc. (a)                                  26,635          907
Norfolk Southern Corp.                                       76,145        3,953
Northrop Grumman Corp.                                       67,703        5,281
PACCAR, Inc.                                                 49,138        4,189
Pall Corp.                                                   22,744          885
Parker-Hannifin Corp.                                        23,146        2,588
Pitney Bowes, Inc.                                           41,810        1,899
Precision Castparts Corp.                                    26,633        3,941
R.R. Donnelley & Sons Co.                                    44,044        1,610
Raytheon Co.                                                 86,285        5,507
Robert Half International, Inc.                              31,890          952
Rockwell Automation, Inc.                                    30,318        2,107
Rockwell Collins, Inc.                                       32,802        2,396
Ryder Systems, Inc.                                          12,618          618
Southwest Airlines Co.                                      152,983        2,264
Terex Corp. (a)                                              19,493        1,735
Textron, Inc.                                                48,888        3,041
Tyco Electronics Ltd.                                        98,623        3,494
Tyco International Ltd.                                      96,223        4,267
Union Pacific Corp.                                          52,723        5,961
United Parcel Service, Inc. Class B                         207,795       15,605
United Technologies Corp.                                   194,804       15,678
W.W. Grainger, Inc.                                          14,510        1,323
Waste Management, Inc.                                      100,174        3,781
                                                                      ----------
                                                                         308,349
                                                                      ----------
INFORMATION TECHNOLOGY -- 15.3%
Adobe Systems, Inc. (a)                                     115,164        5,028
Advanced Micro Devices, Inc. (a)                            111,815        1,476

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
Affiliated Computer Services, Inc. Class A (a)               19,803   $      995
Agilent Technologies, Inc. (a)                               78,002        2,877
Akamai Technologies, Inc. (a)                                33,000          948
Altera Corp.                                                 68,156        1,641
Analog Devices, Inc.                                         62,949        2,276
Apple Computer, Inc. (a)                                    171,550       26,340
Applied Materials, Inc.                                     271,182        5,613
Autodesk, Inc. (a)                                           45,240        2,261
Automatic Data Processing, Inc.                             104,780        4,813
Avaya, Inc. (a)                                              87,050        1,476
BMC Software, Inc. (a)                                       40,985        1,280
Broadcom Corp. Class A (a)                                   92,125        3,357
CA, Inc.                                                     80,471        2,070
CIENA Corp. (a)                                              17,644          672
Cisco Systems, Inc. (a)                                   1,201,336       39,776
Citrix Systems, Inc. (a)                                     34,273        1,382
Cognizant Technology Solutions Corp. Class A (a)             27,795        2,217
Computer Sciences Corp. (a)                                  33,840        1,892
Compuware Corp. (a)                                          55,966          449
Convergys Corp. (a)                                          28,608          497
Corning, Inc.                                               309,521        7,630
Dell, Inc. (a)                                              448,098       12,368
Electronic Arts, Inc. (a)                                    61,035        3,417
Electronic Data Systems Corp.                               101,195        2,210
EMC Corp. (a)                                               410,083        8,530
Fiserv, Inc. (a)                                             32,824        1,669
Google, Inc. Class A (a)                                     45,542       25,835
Hewlett-Packard Co.                                         508,447       25,316
IAC (a)                                                      35,729        1,060
Intel Corp.                                               1,151,815       29,786
International Business Machines Corp.                       268,511       31,631
Intuit, Inc. (a)                                             67,039        2,031
Jabil Circuit, Inc.                                          40,913          934
Juniper Networks, Inc. (a)                                  101,786        3,726
KLA-Tencor Corp.                                             38,510        2,148
Lexmark International Group, Inc. Class A (a)                19,500          810
Linear Technology Corp.                                      41,847        1,464
LSI Logic Corp. (a)                                         141,796        1,052
MEMC Electronic Materials, Inc. (a)                          43,501        2,560
Microchip Technology, Inc.                                   43,000        1,562
Micron Technology, Inc. (a)                                 145,789        1,618
Microsoft Corp.                                           1,590,290       46,850
Molex, Inc.                                                  29,396          792
Motorola, Inc.                                              455,473        8,440
National Semiconductor Corp.                                 47,615        1,291
NCR Corp. (a)                                                34,327        1,709
Network Appliance, Inc. (a)                                  72,665        1,955
Novell, Inc. (a)                                             70,374          538
Novellus Systems, Inc. (a)                                   25,633          699
NVIDIA Corp. (a)                                            107,790        3,906
Oracle Corp. (a)                                            776,528       16,812
Paychex, Inc.                                                66,092        2,710

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
INFORMATION TECHNOLOGY -- (CONTINUED)
PerkinElmer, Inc.                                            21,626   $      632
QLogic Corp. (a)                                             24,908          335
QUALCOMM, Inc.                                              328,865       13,898
SanDisk Corp. (a)                                            44,206        2,436
Solectron Corp. (a)                                         189,755          740
Sun Microsystems, Inc. (a)                                  691,214        3,878
Symantec Corp. (a)                                          178,049        3,451
Tektronix, Inc.                                              15,074          418
Tellabs, Inc. (a)                                            87,077          829
Teradyne, Inc. (a)                                           39,375          543
Texas Instruments, Inc.                                     282,600       10,340
Unisys Corp. (a)                                             71,488          473
VeriSign, Inc. (a)                                           47,539        1,604
Waters Corp. (a)                                             19,319        1,293
Xerox Corp. (a)                                             182,935        3,172
Xilinx, Inc.                                                 59,910        1,566
Yahoo!, Inc. (a)                                            265,665        7,130
                                                                      ----------
                                                                         415,133
                                                                      ----------
MATERIALS -- 3.3%
Air Products & Chemicals, Inc.                               41,996        4,106
Alcoa, Inc.                                                 174,361        6,821
Allegheny Technologies, Inc.                                 19,793        2,176
Ashland, Inc.                                                10,958          660
Ball Corp.                                                   20,545        1,104
Bemis Co., Inc.                                              21,774          634
Consol Energy, Inc.                                          36,737        1,712
Dow Chemical Co.                                            187,641        8,080
E.I. Du Pont de Nemours & Co.                               180,620        8,951
Eastman Chemical Co.                                         17,106        1,141
Ecolab, Inc.                                                 33,965        1,603
Freeport-McMoRan Copper & Gold, Inc. Class B                 75,293        7,897
Hercules, Inc.                                               23,605          496
International Flavors & Fragrances, Inc.                     16,168          855
International Paper Co.                                      83,985        3,013
MeadWestvaco Corp.                                           37,604        1,110
Monsanto Co.                                                107,554        9,222
Newmont Mining Corp.                                         88,998        3,981
Nucor Corp.                                                  55,765        3,316
Pactiv Corp. (a)                                             24,491          702
Peabody Energy Corp.                                         52,048        2,492
PPG Industries, Inc.                                         32,126        2,427
Praxair, Inc.                                                61,909        5,185
Rohm & Haas Co.                                              27,582        1,535
Sealed Air Corp.                                             33,377          853
Sigma-Aldrich Corp.                                          24,817        1,210
Temple-Inland, Inc.                                          21,386        1,126
United States Steel Corp.                                    23,224        2,460
Vulcan Materials Co.                                         18,291        1,631
Weyerhaeuser Co.                                             42,127        3,046
                                                                      ----------
                                                                          89,545
                                                                      ----------
TELECOMMUNICATION SERVICES -- 3.7%
ALLTEL Corp.                                                 67,603        4,711

                                                                        MARKET
                                                                         VALUE
                                                            SHARES       (000)
                                                          ---------   ----------
AT&T, Inc.                                                1,202,906   $   50,895
CenturyTel, Inc.                                             20,933          968
Citizens Communications Co.                                  69,518          995
Embarq Corp.                                                 30,412        1,691
JDS Uniphase Corp. (a)                                       43,752          655
Qwest Communications International, Inc. (a)                308,851        2,829
Sprint Nextel Corp.                                         557,448       10,591
Verizon Communications, Inc.                                570,337       25,254
Windstream Corp.                                             92,078        1,300
                                                                      ----------
                                                                          99,889
                                                                      ----------
UTILITIES -- 3.5%
AES Corp. (a)                                               133,637        2,678
Allegheny Energy, Inc. (a)                                   31,397        1,641
Ameren Corp.                                                 40,308        2,116
American Electric Power Co., Inc.                            77,781        3,584
CenterPoint Energy, Inc.                                     64,938        1,041
CMS Energy Corp.                                             46,141          776
Consolidated Edison, Inc.                                    51,871        2,402
Constellation Energy Group, Inc.                             35,243        3,023
Dominion Resources, Inc.                                     56,797        4,788
DTE Energy Co.                                               34,188        1,656
Duke Energy Corp.                                           244,570        4,571
Dynegy, Inc. (a)                                             97,789          903
Edison International                                         64,331        3,567
Entergy Corp.                                                39,118        4,236
Exelon Corp.                                                131,610        9,918
FirstEnergy Corp.                                            58,994        3,737
FPL Group, Inc.                                              80,411        4,895
Integrys Energy Group, Inc.                                  15,378          788
Nicor, Inc.                                                   9,319          400
NiSource, Inc.                                               51,185          980
PG&E Corp.                                                   69,971        3,345
Pinnacle West Capital Corp.                                  20,748          820
PPL Corp.                                                    75,961        3,517
Progress Energy, Inc.                                        50,365        2,360
Public Service Enterprise Group, Inc.                        49,987        4,398
Questar Corp.                                                33,250        1,747
Sempra Energy                                                50,780        2,951
Southern Co.                                                148,478        5,387
Spectra Energy Corp.                                        121,658        2,978
TECO Energy, Inc.                                            43,371          713
TXU Corp.                                                    89,407        6,122
Xcel Energy, Inc.                                            77,353        1,666
                                                                      ----------
                                                                          93,704
                                                                      ----------
TOTAL COMMON STOCKS
(Cost $1,551,874,333)                                                  2,651,044
                                                                      ----------

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

                                                             PAR
                                                            AMOUNT
                                                            (000)
                                                          ---------
U.S. GOVERNMENT SECURITIES -- 0.2%
United States Treasury Bill 4.2% due
12/06/07 (d) (e)                                          $   4,299        4,266
                                                                      ----------
TOTAL U.S. GOVERNMENT SECURITIES
(Cost $4,266,292)                                                          4,266
                                                                      ----------

                                                            SHARES
                                                            (000)
                                                          ---------
MONEY MARKET FUNDS -- 1.7%
AIM Short Term Investment Prime Portfolio                    45,501       45,501
Federated Money Market Obligations Trust                        547          547
                                                                      ----------
TOTAL MONEY MARKET FUNDS
(Cost $46,047,466)                                                        46,048
                                                                      ----------
TOTAL INVESTMENTS -- 99.7%
(identified cost $1,602,188,091)                                       2,701,358
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.3%                              9,245
                                                                      ----------
NET ASSETS -- 100.0%                                                  $2,710,603
                                                                      ==========

(a)  Non-income producing security.

(b)  Affiliated issuer. See table that follows for more information.

(c)  Amount is less than $1,000.

(d)  Rate represents annualized yield at date of purchase.

(e) Security held as collateral in relation to initial margin requirements on futures contracts.

(f) Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2007 was $1,146,501,359 and $47,331,656,
     respectively, resulting in net unrealized appreciation of investments of $1,099,169,703.

(g) Security valuation: The Portfolio's investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees.

In September 2006, Statement of Accounting Standards No. 157, Fair Value Measurements (SFAS 157), was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Management is currently evaluating the impact the adoption of SFAS 157 will have, if any, on the Fund's financial statement disclosures.

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS - (CONTINUED)
SEPTEMBER 30, 2007 (UNAUDITED)

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500(R) Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market.

                                  Number      Unrealized
                                    of      Appreciation
                                Contracts       (000)
                                ---------   ------------
Schedule of Futures Contracts
S&P 500 Financial Futures
Contracts (long) Expiration
Date 12/2007                       770         $1,852
                                            ------------
Total unrealized appreciation
on open futures contracts
purchased                                      $1,852
                                            ============

STATE STREET EQUITY 500 INDEX PORTFOLIO
PORTFOLIO OF INVESTMENTS
SEPTEMBER 30, 2007 (UNAUDITED)

AFFILIATE TABLE

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500(R) Index. The market value of this investment at September 30, 2007 is listed in the Portfolio of Investments.

                                         Shares
                                        purchased     Shares sold                 Income Earned     Realized
                        Number of       for the 9      for the 9     Number of      for the 9       Gain on
    Security         shares held at   Months ended   Months ended   shares held    Months ended   shares sold
   Description         12/31/2006        9/30/07        9/30/07      at 9/30/07   9/30/07 (000)      (000)
------------------   --------------   ------------   ------------   -----------   -------------   -----------
State Street Corp.       69,744          17,100          8,989         77,855          $46            $204

The American Beacon Small Cap Index Fund invests all of its investable assets in the Master Small Cap Index Series of the Quantitative Master Series Trust. The Schedule of Investments for the Master Small Cap Index Series for the fiscal quarter ended September 30, 2007 is provided below.


Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Advertising Agencies - 0.5%                             17,900  Catalina Marketing Corp. (a)                        $      579,781
                                                         8,000  DG FastChannel, Inc. (a)                                   188,640
                                                        13,100  Greenfield Online, Inc. (a)                                199,775
                                                        14,500  inVentiv Health, Inc. (a)                                  635,390
                                                        12,200  Marchex, Inc. Class B (d)                                  116,022
                                                        18,270  National CineMedia, Inc.                                   409,248
                                                        20,800  Valassis Communications, Inc. (a)                          185,536
                                                        43,380  ValueClick, Inc. (a)                                       974,315
                                                                                                                    --------------
                                                                                                                         3,288,707
----------------------------------------------------------------------------------------------------------------------------------
Aerospace - 0.7%                                         3,000  AeroVironment, Inc. (a)                                     69,030
                                                         6,000  Argon ST, Inc. (a)                                         118,800
                                                        18,268  Curtiss-Wright Corp.                                       867,730
                                                        11,126  Heico Corp. (d)                                            549,179
                                                         7,700  Ladish Co., Inc. (a)                                       427,196
                                                         3,500  MTC Technologies, Inc. (a)                                  67,585
                                                        16,513  Moog, Inc. Class A (a)                                     725,581
                                                        25,835  Orbital Sciences Corp. (a)                                 574,570
                                                        16,634  Teledyne Technologies, Inc. (a)                            888,089
                                                         3,600  TransDigm Group, Inc. (a)                                  164,556
                                                         4,600  United Industrial Corp.                                    346,196
                                                                                                                    --------------
                                                                                                                         4,798,512
----------------------------------------------------------------------------------------------------------------------------------
Agriculture, Fishing & Ranching - 0.1%                   1,200  Alico, Inc.                                                 52,008
                                                         7,500  The Andersons, Inc.                                        360,150
                                                         2,900  Cadiz, Inc. (a)                                             54,810
                                                                                                                    --------------
                                                                                                                           466,968
----------------------------------------------------------------------------------------------------------------------------------
Air Transport - 0.7%                                    17,968  AAR Corp. (a)                                              545,149
                                                        23,100  ABX Air, Inc. (a)                                          163,548
                                                        39,820  AirTran Holdings, Inc. (a)                                 391,829
                                                        17,098  Alaska Air Group, Inc. (a)                                 394,793
                                                         1,000  Allegiant Travel Co. (a)                                    30,320
                                                         6,900  Atlas Air Worldwide Holdings, Inc. (a)                     356,247
                                                        10,085  Bristow Group, Inc. (a)                                    440,815
                                                        15,600  ExpressJet Holdings, Inc. (a)                               48,204
                                                        77,700  JetBlue Airways Corp. (a)(d)                               716,394
                                                         7,900  Midwest Air Group, Inc. (a)                                129,955
                                                         8,200  PHI, Inc. (a)                                              247,148
                                                        11,200  Pinnacle Airlines Corp. (a)                                179,424
                                                        14,400  Republic Airways Holdings, Inc. (a)                        304,848
                                                        28,100  SkyWest, Inc.                                              707,277
                                                                                                                    --------------
                                                                                                                         4,655,951
----------------------------------------------------------------------------------------------------------------------------------
Aluminum - 0.2%                                         13,492  Century Aluminum Co. (a)                                   710,354
                                                         6,100  Kaiser Aluminum Corp.                                      430,477
                                                                                                                    --------------
                                                                                                                         1,140,831
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: After Market - 0.2%                          9,543  Aftermarket Technology Corp. (a)                           302,895
                                                         7,350  Commercial Vehicle Group, Inc. (a)                          94,300
                                                         7,100  Keystone Automotive Industries, Inc. (a)                   339,096
                                                         3,800  Standard Motor Products, Inc.                               35,720
                                                        12,999  Superior Industries International, Inc. (d)                281,948
                                                                                                                    --------------
                                                                                                                         1,053,959
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Auto Parts: Original Equipment - 0.5%                   19,400  American Axle & Manufacturing Holdings, Inc.        $      489,850
                                                        12,300  Amerigon Inc. (a)                                          212,421
                                                        31,000  ArvinMeritor, Inc.                                         521,420
                                                        44,200  Hayes Lemmerz International, Inc. (a)                      183,872
                                                        33,380  Lear Corp. (a)                                           1,071,498
                                                         7,300  Noble International Ltd.                                   155,417
                                                         2,873  Sauer-Danfoss, Inc.                                         76,652
                                                         2,500  Stoneridge, Inc. (a)                                        25,500
                                                        20,100  Tenneco, Inc. (a)                                          623,301
                                                        56,400  Visteon Corp. (a)                                          290,460
                                                                                                                    --------------
                                                                                                                         3,650,391
----------------------------------------------------------------------------------------------------------------------------------
Auto, Trucks & Parts - 0.2%                              7,700  Accuride Corp. (a)                                          93,247
                                                        28,500  Force Protection, Inc. (a)(d)                              617,025
                                                         4,000  Miller Industries, Inc. (a)                                 68,480
                                                        13,394  Modine Manufacturing Co.                                   356,548
                                                        12,300  Spartan Motors, Inc.                                       207,009
                                                        13,245  Wabash National Corp.                                      149,536
                                                                                                                    --------------
                                                                                                                         1,491,845
----------------------------------------------------------------------------------------------------------------------------------
Banks: New York City - 0.1%                             12,900  Signature Bank (a)                                         454,467
----------------------------------------------------------------------------------------------------------------------------------
Banks: Outside New York City - 5.2%                      3,784  1st Source Corp.                                            86,654
                                                           480  Abington Bancorp, Inc.                                       4,680
                                                         7,021  Alabama National Bancorp.                                  547,076
                                                        11,718  Amcore Financial, Inc.                                     292,013
                                                         7,450  AmericanWest Bancorp                                       146,095
                                                         5,900  Ameris Bancorp                                             106,672
                                                         2,190  Bancfirst Corp.                                             98,265
                                                         8,800  Banco Latinoamericano de Exportaciones, SA 'E'             159,984
                                                         7,515  The Bancorp, Inc. (a)                                      138,727
                                                         5,200  Bank of the Ozarks, Inc.                                   158,756
                                                        10,100  BankFinancial Corp.                                        159,782
                                                         7,013  Banner Corp.                                               241,177
                                                        17,333  Boston Private Financial Holdings, Inc.                    482,551
                                                        26,365  CVB Financial Corp.                                        308,470
                                                         4,021  Capital City Bank Group, Inc. (d)                          125,455
                                                         4,100  Capital Corp. of the West                                   75,522
                                                         6,000  Capitol Bancorp Ltd.                                       148,980
                                                        11,925  Cascade Bancorp (d)                                        265,331
                                                        22,244  Cathay General Bancorp                                     716,479
                                                        24,000  Centennial Bank Holdings, Inc. (a)                         153,600
                                                         5,700  Center Financial Corp.                                      79,287
                                                        12,248  Central Pacific Financial Corp.                            357,642
                                                        10,748  Chemical Financial Corp.                                   260,639
                                                        19,982  Chittenden Corp.                                           702,567
                                                        36,387  Citizens Banking Corp.                                     586,195
                                                         9,193  City Holding Co.                                           334,717
                                                         5,898  CityBank                                                   168,919
                                                         1,700  Clifton Savings Bancorp, Inc.                               20,111
                                                         8,026  CoBiz, Inc.                                                137,405
                                                         7,141  Columbia Banking System, Inc.                              227,227
                                                         4,800  Community Bancorp (a)                                      120,672

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        11,800  Community Bank System, Inc.                         $      230,336
                                                         8,699  Community Banks, Inc.                                      259,143
                                                         6,723  Community Trust Bancorp, Inc.                              201,959
                                                        16,904  Corus Bankshares, Inc. (d)                                 220,090
                                                         2,000  Enterprise Financial Services Corp.                         48,680
                                                        35,300  First BanCorp                                              335,350
                                                         4,136  First Bancorp                                               84,292
                                                         4,514  First Busey Corp. (d)                                       98,902
                                                        13,123  First Charter Corp.                                        395,921
                                                        32,240  First Commonwealth Financial Corp. (d)                     356,574
                                                        11,311  First Community Bancorp, Inc.                              618,825
                                                         3,094  First Community Bancshares, Inc.                           112,096
                                                        14,387  First Financial Bancorp                                    183,866
                                                         7,953  First Financial Bankshares, Inc.                           319,552
                                                         5,744  First Financial Corp.                                      174,043
                                                         5,846  First Merchants Corp.                                      126,040
                                                        23,500  First Midwest Bancorp, Inc.                                802,760
                                                         3,600  First Regional Bancorp (a)                                  88,308
                                                         1,700  First South Bancorp, Inc. (d)                               44,472
                                                        11,500  First State Bancorp.                                       225,860
                                                        38,200  FirstMerit Corp.                                           754,832
                                                        14,300  Franklin Bank Corp. (a)                                    131,560
                                                        15,966  Frontier Financial Corp. (d)                               372,487
                                                        21,164  Glacier Bancorp, Inc.                                      476,613
                                                        24,700  Greater Bay Bancorp                                        681,720
                                                         2,800  Greene County Bancshares, Inc.                             102,060
                                                        11,654  Hancock Holding Co.                                        467,092
                                                        17,704  Hanmi Financial Corp.                                      274,235
                                                        12,636  Harleysville National Corp.                                200,786
                                                         4,300  Heartland Financial USA, Inc. (d)                           88,365
                                                         4,700  Heritage Commerce Corp.                                     99,499
                                                         2,300  Home Bancshares, Inc.                                       50,117
                                                         8,145  Independent Bank Corp./MA                                  241,906
                                                        13,645  Independent Bank Corp./MI                                  150,777
                                                        10,774  Integra Bank Corp.                                         195,333
                                                        21,210  International Bancshares Corp.                             460,257
                                                        20,000  Investors Bancorp, Inc. (a)                                283,200
                                                        10,148  Irwin Financial Corp.                                      111,831
                                                         4,196  Lakeland Bancorp, Inc.                                      56,982
                                                         4,000  Lakeland Financial Corp.                                    92,440
                                                        13,983  MB Financial, Inc.                                         483,113
                                                         6,727  Macatawa Bank Corp. (d)                                     91,016
                                                         5,419  MainSource Financial Group, Inc.                            95,537
                                                         8,480  Midwest Banc Holdings, Inc.                                125,250
                                                        12,913  NBT Bancorp, Inc.                                          280,729
                                                         9,700  Nara Bancorp, Inc.                                         151,516
                                                        19,148  National Penn Bancshares, Inc.                             313,256
                                                        32,795  Old National Bancorp                                       543,413
                                                         5,722  Old Second Bancorp, Inc.                                   163,077

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         3,541  Omega Financial Corp.                               $       93,518
                                                        14,818  Oriental Financial Group                                   170,407
                                                        21,062  Pacific Capital Bancorp                                    553,931
                                                         4,715  Park National Corp. (d)                                    411,148
                                                         4,110  Peoples Bancorp, Inc.                                      107,600
                                                         6,800  Pinnacle Financial Partners, Inc. (a)                      195,976
                                                         8,200  Piper Jaffray Cos. (a)                                     439,520
                                                         4,050  Preferred Bank                                             159,327
                                                         9,796  PrivateBancorp, Inc. (d)                                   341,293
                                                        15,400  Prosperity Bancshares, Inc.                                510,664
                                                        16,024  Provident Bankshares Corp.                                 502,032
                                                         4,898  Renasant Corp.                                             105,944
                                                         2,954  Republic Bancorp, Inc. Class A                              46,791
                                                         1,333  Royal Bancshares of Pennsylvania Class A                    29,219
                                                         9,963  S&T Bancorp, Inc.                                          319,713
                                                         2,463  SCBT Financial Corp.                                        85,072
                                                        16,200  SVB Financial Group (a)                                    767,232
                                                         3,030  SY Bancorp, Inc.                                            81,931
                                                         7,314  Sandy Spring Bancorp, Inc.                                 220,298
                                                         1,403  Santander BanCorp                                           18,015
                                                         8,958  Seacoast Banking Corp. of Florida (d)                      167,515
                                                         6,700  Security Bank Corp.                                         83,884
                                                           900  Sierra Bancorp                                              25,794
                                                         4,600  Simmons First National Corp. Class A                       121,164
                                                        30,100  The South Financial Group, Inc.                            684,474
                                                         4,680  Southside Bancshares, Inc.                                 103,381
                                                         8,900  Southwest Bancorp, Inc.                                    167,498
                                                        36,814  Sterling Bancshares, Inc.                                  420,048
                                                        16,002  Sterling Financial Corp.                                   274,434
                                                         4,400  Suffolk Bancorp                                            141,064
                                                         5,270  Sun Bancorp, Inc. (a)                                       92,225
                                                        15,100  Superior Bancorp (a)                                       133,333
                                                        23,916  Susquehanna Bancshares, Inc.                               480,712
                                                         2,500  Taylor Capital Group, Inc.                                  69,825
                                                        13,261  Texas Capital Bancshares, Inc. (a)                         288,294
                                                         2,840  Tompkins Trustco, Inc.                                     112,748
                                                         3,878  Trico Bancshares                                            86,363
                                                        39,361  TrustCo Bank Corp. NY (d)                                  430,216
                                                        23,927  Trustmark Corp.                                            670,913
                                                        47,100  UCBH Holdings, Inc.                                        823,308
                                                        14,052  UMB Financial Corp.                                        602,269
                                                         3,896  USB Holding Co., Inc.                                       90,504
                                                        27,880  Umpqua Holdings Corp.                                      557,879
                                                         4,500  Union Bankshares Corp.                                     102,195
                                                        17,700  United Bankshares, Inc.                                    538,788
                                                        16,000  United Community Banks, Inc.                               392,320
                                                         1,300  United Security Bancshares (d)                              24,440
                                                         2,750  Univest Corp. of Pennsylvania                               65,230
                                                         7,554  Virginia Commerce Bancorp (a)(d)                           108,324
                                                         5,000  Washington Trust Bancorp, Inc.                             134,850

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        10,863  WesBanco, Inc.                                      $      271,358
                                                         5,000  West Coast Bancorp                                         142,050
                                                        14,583  Westamerica Bancorp. (d)                                   726,379
                                                         5,000  Western Alliance Bancorp (a)(d)                            117,850
                                                         7,300  Wilshire Bancorp, Inc.                                      80,081
                                                        12,000  Wintrust Financial Corp.                                   512,280
                                                         3,500  Yardville National Bancorp                                 117,705
                                                                                                                    --------------
                                                                                                                        34,999,044
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Brewers (Wineries) - 0.1%                      5,600  Boston Beer Co., Inc. Class A (a)                          272,496
----------------------------------------------------------------------------------------------------------------------------------
Beverage: Soft Drinks - 0.1%                             1,287  Coca-Cola Bottling Co. Consolidated                         77,606
                                                         1,610  Farmer Bros. Co.                                            40,057
                                                         9,600  Green Mountain Coffee Roasters, Inc. (a)                   318,624
                                                        12,900  Jones Soda Co. (a)(d)                                      155,574
                                                         3,108  National Beverage Corp.                                     26,356
                                                         8,600  Peet's Coffee & Tea, Inc. (a)                              240,026
                                                                                                                    --------------
                                                                                                                           858,243
----------------------------------------------------------------------------------------------------------------------------------
Biotechnology Research &                                 7,560  AMAG Pharmaceuticals, Inc. (a)                             432,432
Production - 2.4%                                       16,500  Acadia Pharmaceuticals, Inc. (a)(d)                        248,325
                                                         7,000  Acorda Therapeutics, Inc. (a)                              128,450
                                                        11,287  Albany Molecular Research, Inc. (a)                        170,434
                                                        16,980  Alexion Pharmaceuticals, Inc. (a)                        1,106,247
                                                        26,900  Allos Therapeutics, Inc. (a)                               127,775
                                                        14,900  Alnylam Pharmaceuticals, Inc. (a)(d)                       488,273
                                                         5,600  Altus Pharmaceuticals, Inc. (a)                             58,744
                                                        17,300  American Oriental Bioengineering, Inc. (a)(d)              192,895
                                                        31,600  Applera Corp. - Celera Genomics Group (a)(h)               444,296
                                                        30,700  Arena Pharmaceuticals, Inc. (a)                            336,165
                                                        38,419  Ariad Pharmaceuticals, Inc. (a)                            177,880
                                                         8,600  Arqule, Inc. (a)                                            61,318
                                                        20,400  Array Biopharma, Inc. (a)                                  229,092
                                                        13,220  ArthroCare Corp. (a)                                       738,866
                                                         9,300  Bionovo, Inc. (a)                                           35,805
                                                        34,924  Cell Genesys, Inc. (a)                                     133,410
                                                        26,367  Cubist Pharmaceuticals, Inc. (a)                           557,135
                                                        17,200  Cypress Bioscience, Inc. (a)                               235,296
                                                        10,000  Cytokinetics, Inc. (a)                                      51,200
                                                        24,600  Discovery Laboratories, Inc. (a)                            66,174
                                                        38,096  Encysive Pharmaceuticals, Inc. (a)(d)                       57,525
                                                        26,300  Enzon Pharmaceuticals, Inc. (a)                            231,703
                                                        39,218  Exelixis, Inc. (a)(d)                                      415,319
                                                         3,900  Genomic Health, Inc. (a)(d)                                 74,841
                                                        45,900  GenVec, Inc. (a)                                           107,865
                                                        31,629  Geron Corp. (a)(d)                                         231,524
                                                        24,100  Halozyme Therapeutics, Inc. (a)                            209,429
                                                        63,700  Human Genome Sciences, Inc. (a)                            655,473
                                                         6,800  Idenix Pharmaceuticals, Inc. (a)                            19,652
                                                        16,200  Immunomedics, Inc. (a)                                      37,098
                                                        36,524  Incyte Corp. (a)                                           261,147
                                                         9,200  Integra LifeSciences Holdings Corp. (a)                    446,936

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        13,214  InterMune, Inc. (a)(d)                              $      252,784
                                                         6,600  Kendle International, Inc. (a)                             274,098
                                                         6,200  Kensey Nash Corp. (a)                                      161,882
                                                        16,800  Keryx Biopharmaceuticals, Inc. (a)                         166,992
                                                        11,600  Kosan Biosciences, Inc. (a)                                 58,116
                                                        14,850  MannKind Corp. (a)(d)                                      143,748
                                                        16,300  Martek Biosciences Corp. (a)(d)                            473,189
                                                         9,901  Maxygen, Inc. (a)                                           67,426
                                                        12,000  Medivation, Inc. (a)                                       240,600
                                                         4,200  Metabolix, Inc. (a)                                        101,892
                                                         9,800  Momenta Pharmaceuticals, Inc. (a)(d)                       111,622
                                                        18,700  Myriad Genetics, Inc. (a)                                  975,205
                                                        26,354  Nabi Biopharmaceuticals (a)                                106,997
                                                        11,100  Nastech Pharmaceutical Co., Inc. (a)(d)                    147,741
                                                        19,800  Neurocrine Biosciences, Inc. (a)(d)                        198,000
                                                         8,200  Neurogen Corp. (a)                                          36,408
                                                         7,200  Novacea, Inc. (a)                                           57,672
                                                        26,900  OSI Pharmaceuticals, Inc. (a)                              914,331
                                                         4,700  Omrix Biopharmaceuticals, Inc. (a)                         165,957
                                                           400  Orexigen Therapeutics, Inc. (a)                              5,284
                                                         3,400  Osiris Therapeutics, Inc. (a)(d)                            43,792
                                                         8,600  PRA International, Inc. (a)                                252,840
                                                         9,550  PharmaNet Development Group, Inc. (a)                      277,237
                                                        17,000  Poniard Pharmaceuticals, Inc. (a)                           96,050
                                                        11,300  Progenics Pharmaceuticals, Inc. (a)                        249,843
                                                         5,260  Protalix BioTherapeutics, Inc. (a)                         181,786
                                                        17,500  Regeneration Technologies, Inc. (a)                        187,600
                                                         8,370  Rigel Pharmaceuticals, Inc. (a)                             78,929
                                                        23,128  Savient Pharmaceuticals, Inc. (a)                          336,512
                                                        13,900  Seattle Genetics, Inc. (a)                                 156,236
                                                        23,032  Telik, Inc. (a)(d)                                          67,023
                                                         7,100  Tercica, Inc. (a)(d)                                        44,020
                                                        13,900  Vanda Pharmaceuticals, Inc. (a)                            193,349
                                                        15,078  Verenium Corp. (a)(d)                                       79,612
                                                        29,700  ViroPharma, Inc. (a)                                       264,330
                                                        45,000  XOMA Ltd. (a)                                              153,450
                                                        14,100  ZymoGenetics, Inc. (a)                                     184,005
                                                                                                                    --------------
                                                                                                                        16,275,282
----------------------------------------------------------------------------------------------------------------------------------
Building Materials - 0.5%                                4,800  Ameron International Corp.                                 507,696
                                                         3,200  BlueLinx Holdings, Inc.                                     22,528
                                                        12,800  Building Material Holding Corp. (d)                        135,424
                                                        12,012  LSI Industries, Inc.                                       246,486
                                                        10,068  NCI Building Systems, Inc. (a)                             435,038
                                                         1,300  PGT, Inc. (a)                                               10,309
                                                        14,932  Simpson Manufacturing Co., Inc. (d)                        475,584
                                                        11,805  Texas Industries, Inc.                                     926,693
                                                         5,209  Trex Co., Inc. (a)(d)                                       57,924
                                                         9,865  Watsco, Inc.                                               458,032
                                                         9,500  Zoltek Cos., Inc. (a)(d)                                   414,485
                                                                                                                    --------------
                                                                                                                         3,690,199
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Building: Cement - 0.0%                                 14,800  U.S. Concrete, Inc. (a)                             $       97,532
----------------------------------------------------------------------------------------------------------------------------------
Building: Heating & Plumbing - 0.0%                      3,150  Aaon, Inc.                                                  62,149
                                                        10,800  Interline Brands, Inc. (a)                                 248,292
                                                                                                                    --------------
                                                                                                                           310,441
----------------------------------------------------------------------------------------------------------------------------------
Building: Miscellaneous - 0.2%                           5,000  Builders FirstSource, Inc. (a)                              53,900
                                                        17,800  Comfort Systems USA, Inc.                                  252,760
                                                         6,700  Drew Industries, Inc. (a)                                  272,556
                                                        13,800  Goodman Global, Inc. (a)                                   329,544
                                                        15,847  Griffon Corp. (a)                                          239,290
                                                                                                                    --------------
                                                                                                                         1,148,050
----------------------------------------------------------------------------------------------------------------------------------
Building: Roofing & Wallboard - 0.0%                    22,250  Beacon Roofing Supply, Inc. (a)(d)                         227,395
----------------------------------------------------------------------------------------------------------------------------------
Cable Television Services - 0.1%                       177,900  Charter Communications, Inc. Class A (a)(d)                458,982
                                                         6,998  Crown Media Holdings, Inc. Class A (a)(d)                   50,316
                                                        44,094  TiVo, Inc. (a)(d)                                          279,997
                                                                                                                    --------------
                                                                                                                           789,295
----------------------------------------------------------------------------------------------------------------------------------
Casinos & Gambling - 0.6%                               11,000  Ameristar Casinos, Inc.                                    309,100
                                                        23,200  Bally Technologies, Inc. (a)                               821,976
                                                         2,832  Churchill Downs, Inc.                                      141,487
                                                         6,705  Dover Downs Gaming & Entertainment, Inc.                    69,665
                                                         6,875  Isle of Capri Casinos, Inc. (a)                            133,719
                                                        11,500  Lakes Entertainment, Inc. (a)                              109,595
                                                        11,300  MTR Gaming Group, Inc. (a)                                 107,689
                                                        17,474  Magna Entertainment Corp. Class A (a)                       39,666
                                                         5,200  Monarch Casino & Resort, Inc. (a)                          147,940
                                                        14,300  Multimedia Games, Inc. (a)(d)                              121,836
                                                        25,894  Pinnacle Entertainment, Inc. (a)                           705,094
                                                         3,500  Riviera Holdings Corp. (a)                                  98,175
                                                        17,800  Shuffle Master, Inc. (a)(d)                                266,110
                                                        16,500  Trump Entertainment Resorts, Inc. (a)(d)                   106,425
                                                        16,618  WMS Industries, Inc. (a)                                   550,056
                                                                                                                    --------------
                                                                                                                         3,728,533
----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 1.5%                                         5,433  American Vanguard Corp. (d)                                106,052
                                                         9,156  Arch Chemicals, Inc.                                       429,233
                                                         5,800  Balchem Corp.                                              118,378
                                                        24,100  CF Industries Holdings, Inc.                             1,829,431
                                                        10,500  Cabot Microelectronics Corp. (a)(d)                        448,875
                                                        21,301  Calgon Carbon Corp. (a)(d)                                 297,362
                                                        12,485  Cambrex Corp.                                              135,962
                                                        12,600  EnerSys (a)                                                223,902
                                                        17,264  Energy Conversion Devices, Inc. (a)(d)                     392,238
                                                        21,900  Exide Technologies (a)                                     142,350
                                                        17,537  Georgia Gulf Corp. (d)                                     243,764
                                                        53,600  Hercules, Inc.                                           1,126,672
                                                         5,500  Innophos Holdings, Inc.                                     83,820
                                                         9,800  Innospec, Inc.                                             223,244
                                                         7,700  LSB Industries, Inc. (a)                                   182,105
                                                         5,500  Landec Corp. (a)                                            85,030
                                                         9,341  Medis Technologies Ltd. (a)(d)                             121,433
                                                         3,134  NL Industries, Inc.                                         35,508

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         6,700  NewMarket Corp.                                     $      330,846
                                                         6,665  Nuco2, Inc. (a)                                            171,557
                                                        13,000  OM Group, Inc. (a)                                         686,530
                                                        38,967  PolyOne Corp. (a)                                          291,083
                                                        13,800  Rockwood Holdings, Inc. (a)                                494,454
                                                        13,606  Schulman A, Inc.                                           268,446
                                                        16,500  Senomyx, Inc. (a)                                          202,125
                                                         4,000  ShengdaTech, Inc. (a)                                       24,120
                                                         2,655  Stepan Co.                                                  82,066
                                                         9,400  Tronox, Inc. Class A (d)                                    87,420
                                                         6,300  Tronox, Inc. Class B                                        56,889
                                                        20,700  UAP Holding Corp.                                          649,152
                                                        30,500  W.R. Grace & Co. (a)                                       819,230
                                                                                                                    --------------
                                                                                                                        10,389,277
----------------------------------------------------------------------------------------------------------------------------------
Coal - 0.1%                                             25,900  Alpha Natural Resources, Inc. (a)                          601,657
                                                        48,200  International Coal Group, Inc. (a)(d)                      214,008
                                                         9,200  US BioEnergy Corp. (a)                                      70,932
                                                                                                                    --------------
                                                                                                                           886,597
----------------------------------------------------------------------------------------------------------------------------------
Commercial Information Services - 0.2%                  14,158  Arbitron, Inc.                                             641,924
                                                       225,800  CMGI, Inc. (a)                                             307,088
                                                        12,061  infoUSA, Inc.                                              112,047
                                                        13,400  LECG Corp. (a)                                             199,660
                                                         9,800  LoopNet, Inc. (a)                                          201,292
                                                                                                                    --------------
                                                                                                                         1,462,011
----------------------------------------------------------------------------------------------------------------------------------
Communications & Media - 0.2%                           30,100  Entravision Communications Corp. Class A (a)               277,522
                                                       106,500  Gemstar-TV Guide International, Inc. (a)                   741,240
                                                         8,900  Knology, Inc. (a)                                          148,897
                                                                                                                    --------------
                                                                                                                         1,167,659
----------------------------------------------------------------------------------------------------------------------------------
Communications Technology - 2.5%                       169,100  3Com Corp. (a)                                             835,354
                                                         6,000  Acme Packet, Inc. (a)                                       92,520
                                                        28,200  Adtran, Inc.                                               649,446
                                                        10,422  Anaren, Inc. (a)                                           146,950
                                                        13,472  Anixter International, Inc. (a)                          1,110,766
                                                         1,100  Aruba Networks, Inc. (a)                                    22,000
                                                        24,000  Atheros Communications, Inc. (a)                           719,280
                                                        58,500  Avanex Corp. (a)                                            95,940
                                                        24,050  Avocent Corp. (a)                                          700,336
                                                         5,159  Bel Fuse, Inc.                                             178,811
                                                         2,600  BigBand Networks, Inc. (a)                                  16,640
                                                         9,288  Black Box Corp.                                            397,155
                                                         1,000  CPI International, Inc. (a)                                 19,010
                                                        21,400  CSG Systems International, Inc. (a)                        454,750
                                                         8,700  Cbeyond Communications, Inc. (a)                           354,873
                                                        20,400  Cogent Communications Group, Inc. (a)                      476,136
                                                         8,500  Comtech Group, Inc. (a)                                    154,785
                                                        11,325  Comtech Telecommunications Corp. (a)                       605,774
                                                             8  CycleLogic, Inc. (a)                                             0
                                                         8,100  Digi International, Inc. (a)                               115,344
                                                        13,900  Ditech Networks, Inc. (a)                                   73,253

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         6,400  EMS Technologies, Inc. (a)                          $      156,992
                                                        15,213  Echelon Corp. (a)(d)                                       380,477
                                                        51,500  Extreme Networks, Inc. (a)                                 197,760
                                                       105,100  Finisar Corp. (a)(d)                                       294,280
                                                        63,300  Foundry Networks, Inc. (a)                               1,124,841
                                                         5,400  GeoEye, Inc. (a)                                           139,050
                                                        39,196  Harmonic, Inc. (a)                                         415,870
                                                         9,250  Harris Stratex Networks, Inc. Class A (a)                  161,598
                                                         1,600  Hughes Communications, Inc. (a)                             82,960
                                                        12,200  InPhonic, Inc. (a)(d)                                       33,550
                                                        22,200  InterDigital, Inc. (a)                                     461,316
                                                        16,900  InterVoice, Inc. (a)                                       158,691
                                                        15,329  Ixia (a)                                                   133,669
                                                        22,000  j2 Global Communications, Inc. (a)                         720,060
                                                         4,300  Loral Space & Communications Ltd. (a)                      170,925
                                                        16,400  NETGEAR, Inc. (a)                                          498,888
                                                         7,000  Network Equipment Technologies, Inc. (a)                   101,500
                                                         6,900  Nextwave Wireless, Inc. (a)                                 39,468
                                                        15,100  Novatel Wireless, Inc. (a)                                 342,015
                                                         9,702  Oplink Communications, Inc. (a)                            132,529
                                                         1,300  Optium Corp. (a)(d)                                         13,494
                                                         7,100  SeaChange International, Inc. (a)                           49,132
                                                        20,138  Secure Computing Corp. (a)                                 195,943
                                                        16,800  Sirenza Microdevices, Inc. (a)                             290,472
                                                       109,700  Sonus Networks, Inc. (a)                                   669,170
                                                        11,210  Standard Microsystems Corp. (a)                            430,688
                                                         4,300  Switch and Data Facilities Co., Inc. (a)                    70,047
                                                        69,400  Sycamore Networks, Inc. (a)                                282,458
                                                         8,400  Syniverse Holdings, Inc. (a)                               133,560
                                                        97,600  TIBCO Software, Inc. (a)                                   721,264
                                                        28,900  Tekelec (a)                                                349,690
                                                        27,730  Terremark Worldwide, Inc. (a)                              198,824
                                                        47,800  UTstarcom, Inc. (a)(d)                                     174,948
                                                         9,201  Viasat, Inc. (a)                                           283,667
                                                        13,500  Vonage Holdings Corp. (a)(d)                                13,905
                                                                                                                    --------------
                                                                                                                        16,842,824
----------------------------------------------------------------------------------------------------------------------------------
Computer Services Software                              17,985  ACI Worldwide, Inc. (a)                                    401,965
& Systems - 4.6%                                        19,500  Actuate Corp. (a)                                          125,775
                                                        13,000  American Reprographics Co. (a)                             243,360
                                                         6,300  Ansoft Corp. (a)                                           207,774
                                                        33,764  Ansys, Inc. (a)                                          1,153,716
                                                        34,080  Ariba, Inc. (a)                                            367,382
                                                        43,300  Art Technology Group, Inc. (a)                             130,766
                                                        13,100  AsiaInfo Holdings, Inc. (a)                                118,686
                                                        38,288  Aspen Technology, Inc. (a)                                 548,284
                                                        87,800  BearingPoint, Inc. (a)                                     355,590
                                                        19,126  Blackbaud, Inc.                                            482,740
                                                        14,000  Blackboard, Inc. (a)                                       641,760
                                                         5,900  Blue Coat Systems, Inc. (a)                                464,684
                                                        34,167  Borland Software Corp. (a)                                 148,626

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         9,400  Bottomline Technologies, Inc. (a)                   $      117,782
                                                        13,400  CACI International, Inc. Class A (a)                       684,606
                                                         7,600  COMSYS IT Partners, Inc. (a)                               127,756
                                                        17,340  Chordiant Software, Inc. (a)                               240,332
                                                        23,602  Ciber, Inc. (a)                                            184,332
                                                        18,300  Commvault Systems, Inc. (a)                                338,916
                                                           900  Comverge, Inc. (a)                                          29,574
                                                        17,000  Concur Technologies, Inc. (a)                              535,840
                                                        13,100  DealerTrack Holdings, Inc. (a)                             548,628
                                                        17,500  Digital River, Inc. (a)                                    783,125
                                                         7,400  DivX, Inc. (a)(d)                                          110,038
                                                         3,300  Double-Take Software, Inc. (a)                              63,063
                                                        14,717  EPIQ Systems, Inc. (a)                                     276,974
                                                        24,639  Electronics for Imaging, Inc. (a)                          661,804
                                                        25,300  Epicor Software Corp. (a)                                  348,381
                                                        13,500  Equinix, Inc. (a)                                        1,197,315
                                                        30,179  Gartner, Inc. Class A (a)                                  738,178
                                                         6,100  i2 Technologies, Inc. (a)(d)                                93,025
                                                         5,100  iGate Corp. (a)                                             43,707
                                                         3,700  Imergent, Inc. (d)                                          82,991
                                                        41,600  Informatica Corp. (a)                                      653,120
                                                         2,792  Integral Systems, Inc.                                      60,000
                                                         3,500  Interactive Intelligence, Inc. (a)                          66,500
                                                        14,200  Internet Capital Group, Inc. (a)                           170,400
                                                        20,525  Interwoven, Inc. (a)                                       292,071
                                                        11,108  JDA Software Group, Inc. (a)                               229,491
                                                         3,000  Keynote Systems, Inc. (a)                                   41,190
                                                        56,600  Lawson Software, Inc. (a)(d)                               566,566
                                                        25,300  Lionbridge Technologies, Inc. (a)                          100,947
                                                         9,400  LivePerson, Inc. (a)                                        57,998
                                                        15,000  MSC.Software Corp. (a)                                     204,300
                                                        24,400  Macrovision Corp. (a)                                      600,972
                                                        19,900  Magma Design Automation, Inc. (a)                          279,993
                                                        12,739  Manhattan Associates, Inc. (a)                             349,176
                                                         6,700  Mantech International Corp. Class A (a)                    241,066
                                                        37,000  Mentor Graphics Corp. (a)                                  558,700
                                                        10,856  Mercury Computer Systems, Inc. (a)                         111,600
                                                         4,200  MicroStrategy, Inc. Class A (a)                            333,228
                                                        18,798  Micros Systems, Inc. (a)                                 1,223,186
                                                        14,900  Ness Technologies, Inc. (a)                                162,708
                                                        57,295  Nuance Communications, Inc. (a)                          1,106,366
                                                        14,600  Omniture, Inc. (a)                                         442,672
                                                        65,500  On2 Technologies, Inc. (a)(d)                               75,980
                                                        20,900  OpenTV Corp. (a)                                            30,932
                                                        42,733  Openwave Systems, Inc. (d)                                 187,171
                                                         6,800  PDF Solutions, Inc. (a)                                     67,184
                                                        19,607  Packeteer, Inc. (a)                                        149,013
                                                        52,660  Parametric Technology Corp. (a)                            917,337
                                                         1,800  Pegasystems, Inc.                                           21,420
                                                        19,208  Progress Software Corp. (a)                                582,002

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         3,300  QAD, Inc.                                           $       28,578
                                                        27,300  Quest Software, Inc. (a)                                   468,468
                                                        44,400  RealNetworks, Inc. (a)                                     301,032
                                                         7,300  RightNow Technologies, Inc. (a)                            117,457
                                                        11,880  SAVVIS, Inc. (a)                                           460,706
                                                         5,700  SI International, Inc. (a)                                 162,849
                                                         7,989  SPSS, Inc. (a)                                             328,667
                                                        16,000  SRA International, Inc. Class A (a)                        449,280
                                                        14,361  SYKES Enterprises, Inc. (a)                                238,536
                                                         4,300  SYNNEX Corp. (a)                                            88,408
                                                        40,992  Sapient Corp. (a)                                          275,056
                                                        10,000  Sigma Designs, Inc. (a)(d)                                 482,400
                                                        12,700  Smith Micro Software, Inc. (a)(d)                          203,962
                                                         8,600  Solera Holdings, Inc. (a)                                  154,714
                                                        24,341  SonicWALL, Inc. (a)                                        212,497
                                                        40,100  Sourceforge, Inc. (a)                                       98,245
                                                           700  Stanley, Inc. (a)                                           19,285
                                                        39,700  Sybase, Inc. (a)                                           918,261
                                                         6,500  Synchronoss Technologies, Inc. (a)                         273,390
                                                         3,783  Syntel, Inc.                                               157,297
                                                         9,400  Taleo Corp. Class A (a)                                    238,854
                                                           300  TechTarget, Inc. (a)                                         5,070
                                                        19,708  The TriZetto Group, Inc. (a)                               345,087
                                                        16,900  Tyler Technologies, Inc. (a)                               225,615
                                                        12,900  Ultimate Software Group, Inc. (a)                          450,210
                                                         1,600  Unica Corp. (a)                                             17,968
                                                        13,400  VASCO Data Security International, Inc. (a)                472,350
                                                        12,380  Vignette Corp. (a)                                         248,467
                                                         8,900  Visual Sciences, Inc. (a)                                  128,516
                                                        19,502  Websense, Inc. (a)                                         384,774
                                                        32,400  Wind River Systems, Inc. (a)                               381,348
                                                        21,608  Zoran Corp. (a)                                            436,482
                                                                                                                    --------------
                                                                                                                        31,254,593
----------------------------------------------------------------------------------------------------------------------------------
Computer Technology - 1.0%                              52,100  Adaptec, Inc. (a)                                          199,022
                                                        16,800  Advanced Analogic Technologies, Inc. (a)                   178,752
                                                        20,500  Cray, Inc. (a)                                             147,600
                                                        35,600  Emulex Corp. (a)                                           682,452
                                                        18,609  FalconStor Software, Inc. (a)                              224,238
                                                       133,400  Gateway, Inc. (a)                                          250,792
                                                        13,817  Hutchinson Technology, Inc. (a)                            339,898
                                                        15,300  Imation Corp.                                              375,309
                                                        15,100  Immersion Corp. (a)                                        247,338
                                                        23,909  Intermec, Inc. (a)                                         624,503
                                                         1,800  Isilon Systems, Inc. (a)                                    13,860
                                                        45,088  Palm, Inc. (a)(d)                                          733,582
                                                        35,800  Perot Systems Corp. Class A (a)                            605,378
                                                        74,600  Quantum Corp. (a)                                          253,640
                                                        14,600  Rackable Systems, Inc. (a)(d)                              189,362
                                                        11,400  Radiant Systems, Inc. (a)                                  180,462
                                                        10,942  Radisys Corp. (a)                                          136,228

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         2,600  Rimage Corp. (a)                                    $       58,344
                                                         7,400  STEC, Inc. (a)                                              56,462
                                                        42,100  Safeguard Scientifics, Inc. (a)                             96,409
                                                         1,200  Silicon Graphics, Inc. (a)                                  23,508
                                                        10,800  Stratasys, Inc. (a)                                        297,648
                                                        12,600  Synaptics, Inc. (a)                                        601,776
                                                        27,700  Trident Microsystems, Inc. (a)                             440,153
                                                                                                                    --------------
                                                                                                                         6,956,716
----------------------------------------------------------------------------------------------------------------------------------
Construction - 0.5%                                      5,251  Brookfield Homes Corp. (d)                                  97,406
                                                        27,672  EMCOR Group, Inc. (a)                                      867,794
                                                        15,671  Granite Construction, Inc.                                 830,876
                                                        10,900  Perini Corp. (a)                                           609,637
                                                        12,700  Washington Group International, Inc. (a)                 1,115,187
                                                                                                                    --------------
                                                                                                                         3,520,900
----------------------------------------------------------------------------------------------------------------------------------
Consumer Electronics - 0.7%                             71,900  CNET Networks, Inc. (a)                                    535,655
                                                         7,900  DTS, Inc. (a)                                              239,923
                                                        61,300  EarthLink, Inc. (a)                                        485,496
                                                           200  Glu Mobile, Inc. (a)                                         1,814
                                                        16,000  InfoSpace, Inc.                                            280,960
                                                        17,990  Internap Network Services Corp. (a)                        254,918
                                                        21,800  Ipass, Inc. (a)(d)                                          91,560
                                                         8,300  LoJack Corp. (a)                                           157,368
                                                        11,274  Midway Games, Inc. (a)(d)                                   49,155
                                                        10,300  NIC, Inc.                                                   71,482
                                                        21,100  NetFlix, Inc. (a)(d)                                       437,192
                                                        12,000  Sohu.com, Inc. (a)                                         452,520
                                                        29,437  THQ, Inc. (a)                                              735,336
                                                        31,700  Take-Two Interactive Software, Inc. (a)(d)                 541,436
                                                        29,050  United Online, Inc.                                        436,041
                                                         6,286  Universal Electronics, Inc. (a)                            204,295
                                                                                                                    --------------
                                                                                                                         4,975,151
----------------------------------------------------------------------------------------------------------------------------------
Consumer Products - 0.6%                                24,100  American Greetings Corp. Class A                           636,240
                                                        13,200  Blyth, Inc.                                                269,940
                                                         3,391  CSS Industries, Inc.                                       121,974
                                                         7,200  Citi Trends, Inc. (a)(d)                                   156,672
                                                         7,100  Mannatech, Inc. (d)                                         57,510
                                                        13,073  Matthews International Corp. Class A                       572,597
                                                        13,663  Nautilus, Inc. (d)                                         108,894
                                                         8,900  Oakley, Inc.                                               258,367
                                                        21,276  Playtex Products, Inc. (a)                                 388,925
                                                         8,513  RC2 Corp. (a)                                              235,725
                                                        21,100  Spectrum Brands, Inc. (a)(d)                               122,380
                                                        15,991  The Topps Co., Inc.                                        154,953
                                                        28,474  Tupperware Corp.                                           896,646
                                                         4,700  USANA Health Sciences, Inc. (a)(d)                         205,625
                                                                                                                    --------------
                                                                                                                         4,186,448
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                 30,200  AptarGroup, Inc.                                         1,143,674
Metals & Glass - 0.4%                                   14,450  Greif, Inc.                                                876,826

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        17,842  Mobile Mini, Inc. (a)                               $      431,063
                                                         9,600  Silgan Holdings, Inc.                                      516,000
                                                                                                                    --------------
                                                                                                                         2,967,563
----------------------------------------------------------------------------------------------------------------------------------
Containers & Packaging:                                  2,100  AEP Industries, Inc. (a)                                    88,914
Paper & Plastic - 0.1%                                  25,100  Graphic Packaging Corp. (a)                                113,452
                                                        14,352  Myers Industries, Inc.                                     284,457
                                                                                                                    --------------
                                                                                                                           486,823
----------------------------------------------------------------------------------------------------------------------------------
Copper - 0.1%                                           16,082  Mueller Industries, Inc.                                   581,203
----------------------------------------------------------------------------------------------------------------------------------
Cosmetics - 0.2%                                        10,593  Elizabeth Arden, Inc. (a)                                  285,587
                                                        15,600  Helen of Troy Ltd. (a)                                     301,236
                                                         1,800  Inter Parfums, Inc.                                         42,606
                                                        21,826  Nu Skin Enterprises, Inc. Class A                          352,708
                                                        79,475  Revlon, Inc. Class A (a)                                    91,396
                                                                                                                    --------------
                                                                                                                         1,073,533
----------------------------------------------------------------------------------------------------------------------------------
Diversified Financial Services - 0.5%                      300  ACA Capital Holdings, Inc. (a)                               1,827
                                                         2,100  Clayton Holdings, Inc. (a)                                  16,821
                                                         2,500  Enstar Group Ltd. (a)                                      316,875
                                                        19,950  Euronet Worldwide, Inc. (a)(d)                             593,911
                                                         1,900  Evercore Partners, Inc. Class A                             49,951
                                                        23,800  F.N.B. Corp.                                               393,652
                                                         5,100  FCStone Group, Inc. (a)                                    164,577
                                                        20,690  Freedom Acquisition Holdings, Inc. (a)(d)                  232,762
                                                         7,600  Greenhill & Co., Inc. (d)                                  463,980
                                                         8,900  Huron Consulting Group, Inc. (a)                           646,318
                                                         7,700  Information Services Group, Inc. (a)(d)                     58,905
                                                        20,000  Interactive Brokers Group, Inc. Class A (a)                525,200
                                                         9,200  Marathon Acquisition Corp. (a)                              72,588
                                                         1,400  Oritani Financial Corp. (a)                                 22,176
                                                                                                                    --------------
                                                                                                                         3,559,543
----------------------------------------------------------------------------------------------------------------------------------
Diversified Materials & Processing - 0.8%               19,360  Acuity Brands, Inc.                                        977,293
                                                        18,014  Barnes Group, Inc.                                         575,007
                                                        20,094  Brady Corp.                                                720,973
                                                        24,210  Clarcor, Inc.                                              828,224
                                                        39,962  Hexcel Corp. (a)                                           907,537
                                                         6,300  Koppers Holdings, Inc.                                     243,243
                                                        32,014  Olin Corp.                                                 716,473
                                                        13,345  Tredegar Corp.                                             230,201
                                                         3,000  Valhi, Inc.                                                 71,250
                                                                                                                    --------------
                                                                                                                         5,270,201
----------------------------------------------------------------------------------------------------------------------------------
Drug & Grocery Store Chains - 0.6%                         432  Arden Group, Inc. Class A                                   60,277
                                                        24,407  Casey's General Stores, Inc.                               676,074
                                                         8,831  The Great Atlantic & Pacific Tea Co., Inc. (a)(d)          268,992
                                                         6,364  Ingles Markets, Inc. Class A                               182,392
                                                        14,283  Longs Drug Stores Corp.                                    709,437
                                                         6,777  Nash Finch Co.                                             269,928
                                                        18,642  Pathmark Stores, Inc. (a)                                  237,686
                                                        18,069  Ruddick Corp.                                              606,034
                                                        11,100  Spartan Stores, Inc.                                       250,083

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         1,000  Village Super Market, Inc. Class A                  $       52,000
                                                         5,400  Weis Markets, Inc.                                         230,526
                                                        13,700  Winn-Dixie Stores, Inc. (a)                                256,464
                                                                                                                    --------------
                                                                                                                         3,799,893
----------------------------------------------------------------------------------------------------------------------------------
Drugs & Pharmaceuticals - 2.5%                          14,900  Adams Respiratory Therapeutics, Inc. (a)(d)                574,246
                                                           500  Affymax, Inc. (a)                                           13,530
                                                        31,100  Akorn, Inc. (a)                                            232,939
                                                         4,200  Alexza Pharmaceuticals, Inc. (a)                            36,372
                                                        41,800  Alkermes, Inc. (a)(h)                                      769,120
                                                        18,825  Alpharma, Inc. Class A                                     402,102
                                                        15,400  Auxilium Pharmaceuticals, Inc. (a)                         324,632
                                                        16,200  Beijing Med-Pharm Corp. (a)                                188,730
                                                         6,100  Bentley Pharmaceuticals, Inc. (a)                           76,128
                                                        43,948  BioMarin Pharmaceuticals, Inc. (a)                       1,094,305
                                                         5,500  Bradley Pharmaceuticals, Inc. (a)                          100,100
                                                        29,400  CV Therapeutics, Inc. (a)(d)                               264,012
                                                         3,700  Cadence Pharmaceuticals, Inc. (a)                           51,800
                                                         1,700  Caraco Pharmaceutical Laboratories Ltd. (a)                 25,925
                                                         8,300  Chattem, Inc. (a)(d)                                       585,316
                                                        26,300  CytRx Corp. (a)(d)                                          89,946
                                                        36,300  Dendreon Corp. (a)(d)                                      279,147
                                                        20,800  Durect Corp. (a)                                           113,984
                                                           100  Emergent Biosolutions, Inc. (a)                                888
                                                        11,295  Enzo Biochem, Inc. (a)(d)                                  128,198
                                                         4,900  GTx, Inc. (a)(d)                                            79,772
                                                        20,300  Indevus Pharmaceuticals, Inc. (a)                          140,273
                                                        40,889  Isis Pharmaceuticals, Inc. (a)                             612,108
                                                        22,600  Javelin Pharmaceuticals, Inc. (a)                          113,452
                                                        15,300  KV Pharmaceutical Co. Class A (a)                          437,580
                                                        33,800  Ligand Pharmaceuticals, Inc. Class B                       180,492
                                                        34,100  MGI Pharma, Inc. (a)                                       947,298
                                                        57,900  Medarex, Inc. (a)                                          819,864
                                                        21,727  Medicines Co. (a)                                          386,958
                                                        24,300  Medicis Pharmaceutical Corp. Class A                       741,393
                                                        43,200  Nektar Therapeutics (a)                                    381,456
                                                        12,631  Noven Pharmaceuticals, Inc. (a)                            201,212
                                                         2,300  Obagi Medical Products, Inc. (a)                            42,481
                                                        23,820  Onyx Pharmaceuticals, Inc. (a)                           1,036,646
                                                        17,600  Pain Therapeutics, Inc. (a)                                164,560
                                                        15,500  Par Pharmaceutical Cos., Inc. (a)                          287,680
                                                        13,600  Penwest Pharmaceuticals Co. (a)(d)                         149,736
                                                        36,915  Perrigo Co.                                                788,135
                                                        11,300  Pharmion Corp. (a)                                         521,382
                                                        13,300  Pozen, Inc. (a)(d)                                         147,098
                                                        12,500  Quidel Corp. (a)                                           244,500
                                                        25,319  Regeneron Pharmaceuticals, Inc. (a)                        450,678
                                                        23,800  Salix Pharmaceuticals Ltd. (a)(d)                          295,596
                                                        26,800  Santarus, Inc. (a)(d)                                       71,020
                                                        15,400  Sciele Pharma, Inc. (a)(d)                                 400,708
                                                         7,900  Somaxon Pharmaceuticals, Inc. (a)(d)                        80,343

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        26,882  SuperGen, Inc. (a)                                  $      116,668
                                                         1,600  Trubion Pharmaceuticals, Inc. (a)                           19,408
                                                         9,046  United Therapeutics Corp. (a)                              601,921
                                                        40,600  Valeant Pharmaceuticals International                      628,488
                                                        21,500  Vivus, Inc. (a)(d)                                         106,640
                                                         9,400  Xenoport, Inc. (a)                                         442,270
                                                                                                                    --------------
                                                                                                                        16,989,236
----------------------------------------------------------------------------------------------------------------------------------
Education Services - 0.5%                               11,404  Bright Horizons Family Solutions, Inc. (a)                 488,547
                                                         3,600  Capella Education Co. (a)                                  201,276
                                                        42,300  Corinthian Colleges, Inc. (a)                              672,993
                                                        26,000  DeVry, Inc.                                                962,260
                                                         2,149  Renaissance Learning, Inc. (d)                              25,981
                                                         6,920  Strayer Education, Inc.                                  1,166,920
                                                         9,700  Universal Technical Institute, Inc. (a)                    174,600
                                                                                                                    --------------
                                                                                                                         3,692,577
----------------------------------------------------------------------------------------------------------------------------------
Electrical & Electronics - 0.3%                         29,429  Benchmark Electronics, Inc. (a)                            702,470
                                                         5,300  Coleman Cable, Inc. (a)                                     73,352
                                                         6,800  OSI Systems, Inc. (a)                                      153,068
                                                        22,098  Plexus Corp. (a)                                           605,485
                                                        19,900  TTM Technologies, Inc. (a)                                 230,243
                                                        10,807  Universal Display Corp. (a)(d)                             191,500
                                                                                                                    --------------
                                                                                                                         1,956,118
----------------------------------------------------------------------------------------------------------------------------------
Electrical Equipment &                                   8,981  A.O. Smith Corp.                                           394,086
Components - 0.9%                                        3,700  AZZ Inc. (a)                                               129,352
                                                        15,100  American Superconductor Corp. (a)(d)                       309,248
                                                        19,901  Baldor Electric Co.                                        795,045
                                                        14,168  CTS Corp.                                                  182,767
                                                         9,918  Cohu, Inc.                                                 185,962
                                                         8,360  Franklin Electric Co., Inc. (d)                            343,680
                                                        12,116  Genlyte Group, Inc. (a)                                    778,574
                                                        11,460  Littelfuse, Inc. (a)                                       409,007
                                                        19,800  MKS Instruments, Inc. (a)                                  376,596
                                                         3,531  Powell Industries, Inc. (a)                                133,790
                                                        30,500  Power-One, Inc. (a)                                        155,550
                                                        11,100  Sonic Solutions, Inc. (a)                                  116,217
                                                        30,600  Taser International, Inc. (a)(d)                           479,502
                                                        16,661  Technitrol, Inc.                                           449,014
                                                         7,179  Triumph Group, Inc.                                        586,596
                                                                                                                    --------------
                                                                                                                         5,824,986
----------------------------------------------------------------------------------------------------------------------------------
Electrical: Household Appliance - 0.0%                   1,950  National Presto Industries, Inc.                           103,350
----------------------------------------------------------------------------------------------------------------------------------
Electronics - 0.7%                                      15,763  Agilysys, Inc.                                             266,395
                                                        22,300  Arrowhead Research Corp. (a)                               112,615
                                                        19,800  Avid Technology, Inc. (a)                                  536,184
                                                        16,098  Daktronics, Inc. (d)(h)                                    438,188
                                                        28,800  Flir Systems, Inc. (a)                                   1,595,232
                                                        10,272  II-VI, Inc. (a)                                            354,692
                                                        54,766  MRV Communications, Inc. (a)                               135,820
                                                        19,380  Methode Electronics, Inc.                                  291,669
                                                         2,300  Multi-Fineline Electronix, Inc. (a)                         34,109

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         8,749  Park Electrochemical Corp.                          $      293,791
                                                        35,500  Semtech Corp. (a)                                          727,040
                                                         6,767  Supertex, Inc. (a)                                         269,868
                                                                                                                    --------------
                                                                                                                         5,055,603
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Instruments, Gauges                         5,000  Faro Technologies, Inc. (a)                                220,750
& Meters - 0.3%                                         14,002  Itron, Inc. (a)(d)                                       1,303,166
                                                         4,800  Measurement Specialties, Inc. (a)                          133,920
                                                         1,700  OYO Geospace Corp. (a)                                     157,607
                                                         5,700  Zygo Corp. (a)                                              74,271
                                                                                                                    --------------
                                                                                                                         1,889,714
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Medical Systems - 1.1%                      5,000  Accuray, Inc. (a)                                           87,300
                                                        29,800  Affymetrix, Inc. (a)(d)                                    756,026
                                                         7,072  Analogic Corp.                                             450,911
                                                        10,500  Aspect Medical Systems, Inc. (a)                           142,485
                                                        23,487  Bruker BioSciences Corp. (a)                               206,686
                                                         4,700  Cynosure, Inc. Class A (a)                                 173,430
                                                         5,570  Datascope Corp.                                            188,322
                                                        23,250  eResearch Technology, Inc. (a)                             264,818
                                                         8,100  Greatbatch, Inc. (a)                                       215,379
                                                        12,572  Haemonetics Corp. (a)                                      621,308
                                                        23,480  Hologic, Inc. (a)(d)                                     1,432,280
                                                        24,664  Illumina, Inc. (a)                                       1,279,568
                                                        12,151  Luminex Corp. (a)(d)                                       183,237
                                                        29,900  Minrad International, Inc. (a)                             143,221
                                                        12,500  Natus Medical, Inc. (a)                                    199,250
                                                        12,700  NxStage Medical, Inc. (a)(d)                               184,023
                                                         6,800  Quality Systems, Inc.                                      249,084
                                                         7,300  Sirona Dental Systems, Inc. (a)(d)                         260,391
                                                         2,300  Tomotherapy, Inc. (a)                                       53,429
                                                         6,800  Visicu, Inc. (a)                                            51,544
                                                         8,822  Zoll Medical Corp. (a)                                     228,666
                                                                                                                    --------------
                                                                                                                         7,371,358
----------------------------------------------------------------------------------------------------------------------------------
Electronics:                                            23,900  AMIS Holdings, Inc. (a)                                    232,069
Semi-Conductors/Components - 2.0%                       11,516  Actel Corp. (a)                                            123,567
                                                        44,600  Amkor Technology, Inc. (a)(h)                              513,792
                                                        25,600  Anadigics, Inc. (a)(d)                                     462,848
                                                       140,700  Applied Micro Circuits Corp. (a)                           444,612
                                                           900  Cavium Networks, Inc. (a)                                   29,250
                                                        37,700  Cirrus Logic, Inc. (a)                                     241,280
                                                       209,800  Conexant Systems, Inc. (a)                                 251,760
                                                        12,383  DSP Group, Inc. (a)                                        196,023
                                                        13,012  Diodes, Inc. (a)                                           417,685
                                                        15,727  Exar Corp. (a)                                             205,395
                                                         6,273  Excel Technology, Inc. (a)                                 156,511
                                                        19,800  Formfactor, Inc. (a)                                       878,526
                                                        19,700  Genesis Microchip, Inc. (a)                                154,448
                                                         5,500  Hittite Microwave Corp. (a)                                242,825
                                                         2,600  IPG Photonics Corp. (a)                                     51,116
                                                        16,793  IXYS Corp. (a)                                             175,151

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        59,700  Lattice Semiconductor Corp. (a)                     $      268,053
                                                        18,900  MIPS Technologies, Inc. (a)                                149,310
                                                        26,900  Micrel, Inc.                                               290,520
                                                        35,990  Microsemi Corp. (a)(d)                                   1,003,401
                                                        21,500  Microtune, Inc. (a)                                        129,430
                                                         7,300  Monolithic Power Systems, Inc. (a)                         185,420
                                                         8,500  Netlogic Microsystems, Inc. (a)(d)                         306,935
                                                       102,300  ON Semiconductor Corp. (a)(d)                            1,284,888
                                                        23,900  Omnivision Technologies, Inc. (a)(d)                       543,247
                                                         8,300  PLX Technology, Inc. (a)                                    89,640
                                                        88,200  PMC-Sierra, Inc. (a)                                       739,998
                                                        11,293  Pericom Semiconductor Corp. (a)                            132,354
                                                        84,400  RF Micro Devices, Inc. (a)                                 568,012
                                                        23,000  SiRF Technology Holdings, Inc. (a)(d)                      491,050
                                                        42,676  Silicon Image, Inc. (a)                                    219,781
                                                        39,458  Silicon Storage Technology, Inc. (a)                       127,055
                                                        69,533  Skyworks Solutions, Inc. (a)                               628,578
                                                        35,700  Spansion LLC Class A (a)                                   301,665
                                                        16,900  Syntax-Brillian Corp. (a)(d)                                68,783
                                                         5,200  Techwell, Inc. (a)                                          55,224
                                                        19,700  Tessera Technologies, Inc. (a)                             738,750
                                                        60,436  TriQuint Semiconductor, Inc. (a)                           296,741
                                                         8,400  Volterra Semiconductor Corp. (a)                           103,152
                                                                                                                    --------------
                                                                                                                        13,498,845
----------------------------------------------------------------------------------------------------------------------------------
Electronics: Technology - 0.6%                           7,400  3D Systems Corp. (a)(d)                                    174,788
                                                        12,400  Acacia Research - Acacia Technologies (a)                  182,032
                                                         4,000  American Science & Engineering, Inc.                       250,640
                                                        17,123  Checkpoint Systems, Inc. (a)                               451,876
                                                        16,800  Cogent, Inc. (a)                                           263,424
                                                        13,680  Coherent, Inc. (a)(h)                                      438,854
                                                         4,952  Cubic Corp.                                                208,826
                                                         9,426  EDO Corp.                                                  527,950
                                                         4,500  Eagle Test Systems, Inc. (a)                                57,690
                                                         7,200  Gerber Scientific, Inc. (a)                                 78,120
                                                        29,046  ION Geophysical Corp. (a)                                  401,706
                                                         6,450  Innovative Solutions & Support, Inc. (a)                   122,356
                                                        15,500  Ionatron, Inc. (a)(d)                                       53,165
                                                        33,900  Kemet Corp. (a)                                            249,165
                                                        10,400  ScanSource, Inc. (a)                                       292,344
                                                        19,100  Smart Modular Technologies WWH, Inc. (a)                   136,565
                                                                                                                    --------------
                                                                                                                         3,889,501
----------------------------------------------------------------------------------------------------------------------------------
Energy Miscellaneous - 0.6%                              5,600  Alon USA Energy, Inc.                                      189,168
                                                        13,040  Aventine Renewable Energy Holdings, Inc. (a)(d)            137,833
                                                         9,100  Clean Energy Fuels Corp. (a)                               137,774
                                                        16,100  Crosstex Energy, Inc. (d)                                  610,351
                                                         4,300  Dawson Geophysical Co. (a)                                 333,293
                                                           400  EnerNOC, Inc. (a)                                           15,272
                                                        31,700  Evergreen Energy, Inc. (a)(d)                              161,670
                                                        38,600  Evergreen Solar, Inc. (a)(d)                               344,698

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        30,626  FuelCell Energy, Inc. (a)(d)                        $      273,796
                                                         1,500  GeoMet, Inc. (a)                                             7,635
                                                         2,220  MarkWest Hydrocarbon, Inc.                                 129,049
                                                        12,100  Matrix Service Co. (a)                                     253,495
                                                         1,400  Nova Biosource Fuels, Inc. (a)                               3,934
                                                         4,100  Ormat Technologies, Inc. (d)                               189,994
                                                        15,100  Pacific Ethanol, Inc. (a)(d)                               141,487
                                                        16,316  Penn Virginia Corp.                                        717,578
                                                        88,500  Rentech, Inc. (a)(d)                                       191,160
                                                                                                                    --------------
                                                                                                                         3,838,187
----------------------------------------------------------------------------------------------------------------------------------
Engineering & Contracting                               15,500  Aecom Technology Corp. (a)                                 541,415
Services - 0.5%                                          5,800  Cal Dive International, Inc. (a)(d)                         87,000
                                                         8,100  Clean Harbors, Inc. (a)                                    360,612
                                                        17,802  Dycom Industries, Inc. (a)                                 545,275
                                                         9,700  ENGlobal Corp. (a)                                         110,677
                                                         7,200  Integrated Electrical Services, Inc. (a)                   184,392
                                                         6,000  Layne Christensen Co. (a)                                  332,880
                                                         4,600  Michael Baker Corp. (a)                                    225,446
                                                        39,439  SAIC, Inc. (a)                                             756,834
                                                                                                                    --------------
                                                                                                                         3,144,531
----------------------------------------------------------------------------------------------------------------------------------
Entertainment - 0.3%                                     7,000  Carmike Cinemas, Inc. (d)                                  128,590
                                                         8,700  Cinemark Holdings, Inc.                                    161,472
                                                        17,855  Gaylord Entertainment Co. (a)                              950,243
                                                        28,500  Live Nation, Inc. (a)                                      605,625
                                                         9,472  Lodgenet Entertainment Corp. (a)                           240,210
                                                         5,355  Speedway Motorsports, Inc.                                 198,135
                                                                                                                    --------------
                                                                                                                         2,284,275
----------------------------------------------------------------------------------------------------------------------------------
Fertilizers - 0.2%                                      40,300  Terra Industries, Inc. (a)                               1,259,778
----------------------------------------------------------------------------------------------------------------------------------
Finance Companies - 0.3%                                12,542  Accredited Home Lenders Holding Co. (a)(d)                 146,365
                                                         6,000  Asta Funding, Inc. (d)                                     229,920
                                                         2,169  Credit Acceptance Corp. (a)                                 50,104
                                                        11,000  Delta Financial Corp. (d)                                   54,010
                                                        16,600  International Securities Exchange, Inc.                  1,103,402
                                                        13,600  MVC Capital, Inc. (d)                                      252,008
                                                         3,600  NewStar Financial, Inc. (a)                                 40,464
                                                         9,100  World Acceptance Corp. (a)                                 301,028
                                                                                                                    --------------
                                                                                                                         2,177,301
----------------------------------------------------------------------------------------------------------------------------------
Finance: Small Loan - 0.1%                              26,900  Advance America, Cash Advance Centers, Inc.                287,023
                                                         6,900  Dollar Financial Corp. (a)                                 196,857
                                                        11,000  Encore Capital Group, Inc. (a)(d)                          129,800
                                                         5,700  Nelnet, Inc. Class A                                       103,968
                                                           500  QC Holdings, Inc.                                            7,225
                                                                                                                    --------------
                                                                                                                           724,873
----------------------------------------------------------------------------------------------------------------------------------
Financial Data Processing                                8,000  Advent Software, Inc. (a)(d)                               375,760
Services & Systems - 0.7%                               15,300  Authorize.Net Holdings, Inc. (a)                           269,739
                                                         1,050  Cass Information Systems, Inc.                              37,558
                                                         8,789  CompuCredit Corp. (a)(d)                                   190,809
                                                        10,300  CyberSource Corp. (a)(d)                                   120,407
                                                        24,000  Deluxe Corp.                                               884,160

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        13,823  eSpeed, Inc. Class A (a)                            $      117,910
                                                         7,700  ExlService Holdings, Inc. (a)                              163,702
                                                         4,500  Heartland Payment Systems, Inc. (d)                        115,650
                                                        30,700  Hypercom Corp. (a)                                         138,764
                                                        34,200  Jack Henry & Associates, Inc.                              884,412
                                                        16,000  Online Resources Corp. (a)                                 202,240
                                                        12,000  TNS, Inc.                                                  192,720
                                                        16,700  TradeStation Group, Inc. (a)                               194,889
                                                        16,800  Wright Express Corp. (a)                                   613,032
                                                                                                                    --------------
                                                                                                                         4,501,752
----------------------------------------------------------------------------------------------------------------------------------
Financial Information Services - 0.3%                    4,900  Bankrate, Inc. (a)(d)                                      225,988
                                                        27,140  INVESTools, Inc. (a)                                       328,123
                                                        13,800  Interactive Data Corp.                                     389,160
                                                         5,200  Morningstar, Inc. (a)                                      319,280
                                                        45,400  Move, Inc. (a)                                             125,304
                                                        29,522  S1 Corp. (a)                                               267,174
                                                         9,000  TheStreet.com, Inc.                                        108,990
                                                           400  Value Line, Inc.                                            19,708
                                                                                                                    --------------
                                                                                                                         1,783,727
----------------------------------------------------------------------------------------------------------------------------------
Financial Miscellaneous - 0.8%                          15,250  Advanta Corp. Class B                                      418,155
                                                         5,400  Asset Acceptance Capital Corp.                              62,640
                                                        12,919  Cash America International, Inc.                           485,754
                                                         4,900  Federal Agricultural Mortgage Corp. Class B                143,864
                                                        14,000  Financial Federal Corp.                                    392,140
                                                        11,400  First Cash Financial Services, Inc. (a)                    266,988
                                                        15,100  Global Cash Access, Inc. (a)                               159,909
                                                         7,399  LandAmerica Financial Group, Inc. (d)                      288,413
                                                         8,000  Portfolio Recovery Associates, Inc. (d)                    424,560
                                                        12,100  RAM Holdings Ltd. (a)                                      112,530
                                                         4,200  Sanders Morris Harris Group, Inc.                           42,630
                                                        28,736  Sotheby's Holdings, Inc. Class A (d)                     1,373,293
                                                        12,116  Sterling Bancorp                                           169,624
                                                         7,522  Stewart Information Services Corp.                         257,779
                                                         6,433  Stifel Financial Corp. (a)                                 372,085
                                                         4,976  Triad Guaranty, Inc. (a)                                    94,395
                                                         2,991  WSFS Financial Corp.                                       186,638
                                                         1,200  Wauwatosa Holdings, Inc. (a)                                19,500
                                                                                                                    --------------
                                                                                                                         5,270,897
----------------------------------------------------------------------------------------------------------------------------------
Foods - 1.0%                                               600  American Dairy, Inc. (a)                                    11,706
                                                         8,500  Cal-Maine Foods, Inc.                                      214,540
                                                        18,500  Chiquita Brands International, Inc. (a)(d)                 292,855
                                                        33,276  Flowers Foods, Inc.                                        725,417
                                                        10,100  Fresh Del Monte Produce, Inc.                              290,375
                                                        14,957  Hain Celestial Group, Inc. (a)                             480,568
                                                         4,700  J&J Snack Foods Corp.                                      163,654
                                                        13,500  Lance, Inc.                                                310,770
                                                         5,300  M&F Worldwide Corp. (a)                                    266,007
                                                         2,463  Maui Land & Pineapple Co., Inc. (a)                         74,974
                                                        15,300  Performance Food Group Co. (a)                             460,989

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        17,100  Pilgrim's Pride Corp. (d)                           $      593,883
                                                        12,895  Ralcorp Holdings, Inc. (a)                                 719,799
                                                         8,650  Sanderson Farms, Inc.                                      360,446
                                                           112  Seaboard Corp.                                             219,520
                                                        20,457  Sensient Technologies Corp.                                590,594
                                                        15,203  Tootsie Roll Industries, Inc.                              403,336
                                                        12,400  TreeHouse Foods, Inc. (a)                                  335,420
                                                                                                                    --------------
                                                                                                                         6,514,853
----------------------------------------------------------------------------------------------------------------------------------
Forest Products - 0.1%                                   4,609  Deltic Timber Corp.                                        262,344
                                                         7,234  Universal Forest Products, Inc.                            216,297
                                                                                                                    --------------
                                                                                                                           478,641
----------------------------------------------------------------------------------------------------------------------------------
Forms & Bulk Printing Services - 0.1%                    9,700  Ennis, Inc.                                                213,788
                                                         9,100  Innerworkings, Inc. (a)(d)                                 156,793
                                                         6,245  The Standard Register Co.                                   79,374
                                                                                                                    --------------
                                                                                                                           449,955
----------------------------------------------------------------------------------------------------------------------------------
Funeral Parlors & Cemeteries - 0.1%                     49,224  Stewart Enterprises, Inc. Class A                          375,087
----------------------------------------------------------------------------------------------------------------------------------
Glass - 0.1%                                            14,900  Apogee Enterprises, Inc.                                   386,506
----------------------------------------------------------------------------------------------------------------------------------
Gold - 0.1%                                            133,200  Coeur d'Alene Mines Corp. (a)(d)                           504,828
                                                        10,900  Royal Gold, Inc. (d)                                       356,975
                                                                                                                    --------------
                                                                                                                           861,803
----------------------------------------------------------------------------------------------------------------------------------
Health Care Facilities - 0.5%                           21,500  Assisted Living Concepts, Inc. (a)                         196,510
                                                        10,800  Capital Senior Living Corp. (a)                             90,936
                                                         1,100  Emeritus Corp. (a)                                          29,810
                                                        11,390  Kindred Healthcare, Inc. (a)                               203,995
                                                         8,750  LCA-Vision, Inc.                                           257,162
                                                         6,000  MedCath Corp. (a)                                          164,760
                                                         1,800  National Healthcare Corp.                                   92,502
                                                        23,600  Psychiatric Solutions, Inc. (a)                            927,008
                                                         6,800  Radiation Therapy Services, Inc. (a)                       141,576
                                                        11,200  Res-Care, Inc. (a)                                         255,808
                                                        13,400  Skilled Healthcare Group, Inc. Class A (a)                 211,050
                                                        22,100  Sun Healthcare Group, Inc. (a)                             369,291
                                                        19,474  Sunrise Senior Living, Inc. (a)                            688,795
                                                                                                                    --------------
                                                                                                                         3,629,203
----------------------------------------------------------------------------------------------------------------------------------
Health Care Management Services - 0.7%                  22,900  AMERIGROUP Corp. (a)                                       789,592
                                                        23,741  Allscripts Healthcare Solutions, Inc. (a)(d)               641,719
                                                         7,900  American Dental Partners, Inc. (a)                         221,279
                                                        15,900  Amsurg Corp. (a)                                           366,813
                                                        19,000  Centene Corp. (a)                                          408,690
                                                         5,000  Computer Programs & Systems, Inc.                          131,800
                                                         3,385  Corvel Corp. (a)                                            78,261
                                                        18,431  Eclipsys Corp. (a)                                         429,811
                                                         6,900  HMS Holdings Corp. (a)                                     169,809
                                                        17,300  HealthSpring, Inc. (a)                                     337,350
                                                         4,300  Molina Healthcare, Inc. (a)                                155,961
                                                        12,100  Omnicell, Inc. (a)                                         345,334
                                                        14,800  Phase Forward, Inc. (a)                                    296,148
                                                         7,400  Vital Images, Inc. (a)                                     144,448
                                                                                                                    --------------
                                                                                                                         4,517,015
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Health Care Services - 0.7%                              5,700  Alliance Imaging, Inc. (a)                          $       51,642
                                                        11,266  Amedisys, Inc. (a)                                         432,840
                                                        20,200  Apria Healthcare Group, Inc. (a)                           525,402
                                                         5,500  Bio-Reference Labs, Inc. (a)                               185,680
                                                         3,000  Emergency Medical Services Corp. (a)                        90,750
                                                        14,712  Gentiva Health Services, Inc. (a)                          282,618
                                                        19,837  Healthcare Services Group, Inc.                            402,096
                                                        37,400  HealthSouth Corp. (a)(d)                                   654,874
                                                        16,500  Healthways, Inc. (a)(d)                                    890,505
                                                        18,800  Hythiam, Inc. (a)(d)                                       139,872
                                                         6,300  LHC Group, Inc. (a)                                        135,261
                                                        10,500  Matria Healthcare, Inc. (a)                                274,680
                                                         6,800  Nighthawk Radiology Holdings, Inc. (a)(d)                  166,668
                                                        14,700  Odyssey HealthCare, Inc. (a)                               141,267
                                                         4,169  PharMerica Corp. (a)                                        62,201
                                                                                                                    --------------
                                                                                                                         4,436,356
----------------------------------------------------------------------------------------------------------------------------------
Homebuilding - 0.1%                                     15,700  Beazer Homes USA, Inc. (d)                                 129,525
                                                        16,100  Hovnanian Enterprises, Inc. Class A (a)(d)                 178,549
                                                         7,200  M/I Homes, Inc. (d)                                        100,008
                                                        11,400  Meritage Homes Corp. (a)(d)                                160,968
                                                        25,700  Standard-Pacific Corp. (d)                                 141,093
                                                        13,500  WCI Communities, Inc. (a)(d)                                80,865
                                                                                                                    --------------
                                                                                                                           791,008
----------------------------------------------------------------------------------------------------------------------------------
Hotel/Motel - 0.1%                                       6,600  Lodgian, Inc. (a)                                           77,880
                                                         7,279  Marcus Corp.                                               139,757
                                                         7,900  Morgans Hotel Group Co. (a)                                171,825
                                                                                                                    --------------
                                                                                                                           389,462
----------------------------------------------------------------------------------------------------------------------------------
Household Furnishings - 0.5%                             6,900  American Woodmark Corp.                                    171,051
                                                        13,400  Ethan Allen Interiors, Inc.                                438,046
                                                        21,000  Furniture Brands International, Inc.                       212,940
                                                         8,836  Haverty Furniture Cos., Inc.                                77,492
                                                         4,500  Hooker Furniture Corp.                                      90,090
                                                        20,200  La-Z-Boy, Inc. (d)                                         149,076
                                                         4,400  Libbey, Inc.                                                77,088
                                                         6,600  Lifetime Brands, Inc. (d)                                  133,914
                                                        15,500  Sealy Corp. (d)                                            217,620
                                                        21,400  Select Comfort Corp. (a)(d)                                298,530
                                                        34,100  Tempur-Pedic International, Inc. (d)                     1,219,075
                                                                                                                    --------------
                                                                                                                         3,084,922
----------------------------------------------------------------------------------------------------------------------------------
Identification Control & Filter                         15,612  Advanced Energy Industries, Inc. (a)                       235,741
Devices - 0.5%                                          21,441  Asyst Technologies, Inc. (a)                               113,423
                                                         5,700  Badger Meter, Inc.                                         182,685
                                                        12,732  ESCO Technologies, Inc. (a)                                423,212
                                                         4,018  The Gorman-Rupp Co.                                        133,237
                                                        27,028  L-1 Identity Solutions, Inc. (a)(h)                        509,478
                                                        12,226  Mine Safety Appliances Co. (d)                             575,967
                                                         6,112  Robbins & Myers, Inc.                                      350,156
                                                         6,450  Sun Hydraulics, Inc.                                       205,110
                                                        13,527  Veeco Instruments, Inc. (a)                                262,153

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         5,996  Vicor Corp.                                         $       72,672
                                                        13,636  Watts Water Technologies, Inc. Class A                     418,625
                                                        12,617  X-Rite, Inc.                                               182,189
                                                                                                                    --------------
                                                                                                                         3,664,648
----------------------------------------------------------------------------------------------------------------------------------
Industrial Products - 0.1%                              12,300  Smith & Wesson Holding Corp. (a)(d)                        234,807
                                                         5,400  TAL International Group, Inc.                              135,378
                                                                                                                    --------------
                                                                                                                           370,185
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Life - 0.4%                                  24,700  American Equity Investment Life Holding Co.                263,055
                                                        20,900  Citizens, Inc. (a)(d)                                      159,885
                                                        20,205  Delphi Financial Group, Inc. Class A                       816,686
                                                         3,880  Great American Financial Resources, Inc.                    95,138
                                                         1,042  Kansas City Life Insurance Co.                              45,744
                                                           762  National Western Life Insurance Co. Class A                195,042
                                                        48,700  The Phoenix Cos., Inc.                                     687,157
                                                        12,693  Presidential Life Corp.                                    215,273
                                                        21,400  Scottish Re Group Ltd. (a)                                  68,266
                                                        14,000  Universal American Financial Corp. (a)                     319,340
                                                                                                                    --------------
                                                                                                                         2,865,586
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Multi-Line - 1.0%                            11,440  Alfa Corp.                                                 207,979
                                                        27,800  Assured Guaranty Ltd.                                      755,326
                                                         4,386  CNA Surety Corp. (a)                                        77,325
                                                        11,009  Crawford & Co. Class B (a)(d)                               70,017
                                                         2,600  EMC Insurance Group, Inc.                                   67,574
                                                         8,300  eHealth, Inc. (a)                                          229,910
                                                         4,625  FBL Financial Group, Inc. Class A                          182,641
                                                           900  Flagstone Reinsurance Holdings Ltd.                         11,961
                                                        13,500  HealthExtras, Inc. (a)                                     375,705
                                                        16,006  Hilb Rogal & Hobbs Co.                                     693,540
                                                        18,768  Horace Mann Educators Corp.                                369,917
                                                         1,240  Independence Holding Co.                                    25,271
                                                        29,200  Max Capital Group Ltd.                                     818,768
                                                        11,100  Meadowbrook Insurance Group, Inc. (a)                      100,011
                                                        46,000  Montpelier Re Holdings Ltd.                                814,200
                                                         6,697  Pico Holdings, Inc. (a)                                    278,260
                                                        24,700  Platinum Underwriters Holdings Ltd.                        888,212
                                                        14,900  Primus Guaranty Ltd. (a)(d)                                156,748
                                                         8,400  Security Capital Assurance Ltd.                            191,856
                                                        16,055  Zenith National Insurance Corp.                            720,709
                                                                                                                    --------------
                                                                                                                         7,035,930
----------------------------------------------------------------------------------------------------------------------------------
Insurance: Property-Casualty - 1.5%                      5,856  American Physicians Capital, Inc.                          228,150
                                                        11,200  Amerisafe, Inc. (a)                                        185,248
                                                        14,400  Amtrust Financial Services, Inc.                           218,448
                                                        10,879  Argo Group International Holdings Ltd. (a)                 473,345
                                                        36,800  Aspen Insurance Holdings Ltd.                            1,027,088
                                                         4,032  Baldwin & Lyons, Inc. Class B                              110,114
                                                        23,100  Commerce Group, Inc.                                       680,757
                                                         3,400  Darwin Professional Underwriters, Inc. (a)                  73,440
                                                         3,244  Donegal Group, Inc. Class A                                 52,488
                                                        23,280  Employers Holdings, Inc.                                   479,801

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         5,800  FPIC Insurance Group, Inc. (a)                      $      249,690
                                                         3,977  First Acceptance Corp. (a)                                  20,084
                                                         8,500  First Mercury Financial Corp. (a)                          182,835
                                                        29,500  Fremont General Corp. (d)                                  115,050
                                                         7,000  Greenlight Capital Re Ltd. (a)                             141,960
                                                         7,300  Hallmark Financial Services, Inc. (a)                      102,565
                                                         4,762  Harleysville Group, Inc.                                   152,289
                                                        26,600  IPC Holdings, Ltd.                                         767,410
                                                         8,400  Infinity Property & Casualty Corp.                         337,848
                                                         4,500  James River Group, Inc.                                    145,800
                                                         3,858  The Midland Co.                                            212,036
                                                         4,000  NYMAGIC, Inc.                                              111,240
                                                         4,700  National Interstate Corp.                                  144,713
                                                         7,000  Navigators Group, Inc. (a)                                 379,750
                                                        10,900  Odyssey Re Holdings Corp.                                  404,499
                                                        14,206  PMA Capital Corp. Class A (a)                              134,957
                                                        15,223  ProAssurance Corp. (a)                                     820,063
                                                         9,154  RLI Corp.                                                  519,215
                                                         7,100  Safety Insurance Group, Inc.                               255,174
                                                        12,900  SeaBright Insurance Holdings, Inc. (a)                     220,203
                                                        26,408  Selective Insurance Group, Inc.                            561,962
                                                         4,612  State Auto Financial Corp.                                 134,901
                                                        10,700  Tower Group, Inc.                                          280,126
                                                         8,200  United America Indemnity, Ltd. (a)                         176,382
                                                         8,100  United Fire & Casualty Co.                                 316,629
                                                                                                                    --------------
                                                                                                                        10,416,260
----------------------------------------------------------------------------------------------------------------------------------
Investment Management Companies - 0.8%                  46,546  Apollo Investment Corp.                                    968,157
                                                        30,239  Ares Capital Corp. (d)                                     491,989
                                                        12,600  Calamos Asset Management, Inc. Class A                     355,698
                                                         1,300  Capital Southwest Corp.                                    159,588
                                                         6,400  Cohen & Steers, Inc.                                       236,992
                                                         4,400  Cowen Group, Inc. (a)                                       60,808
                                                         7,300  Epoch Holding Corp. (a)                                    102,346
                                                         2,496  GAMCO Investors, Inc. Class A                              136,781
                                                         6,200  Kohlberg Capital Corp.                                      93,372
                                                        27,200  MCG Capital Corp.                                          391,408
                                                        11,423  NGP Capital Resources Co. (d)                              185,395
                                                        15,900  National Financial Partners Corp.                          842,382
                                                        14,900  NexCen Brands, Inc. (a)                                    100,128
                                                         5,700  Technology Investment Capital Corp.                         76,209
                                                         7,100  U.S. Global Investors, Inc. (d)                            134,900
                                                         3,800  W.P. Stewart & Co. Ltd. (d)                                 37,696
                                                        36,500  Waddell & Reed Financial, Inc. Class A                     986,595
                                                                                                                    --------------
                                                                                                                         5,360,444
----------------------------------------------------------------------------------------------------------------------------------
Jewelry, Watches & Gemstones - 0.1%                     19,000  Fossil, Inc. (a)                                           709,840
                                                         7,500  Movado Group, Inc.                                         239,400
                                                                                                                    --------------
                                                                                                                           949,240
----------------------------------------------------------------------------------------------------------------------------------
Leisure Time - 0.5%                                     31,600  Callaway Golf Co. (h)                                      505,916
                                                         8,800  Great Wolf Resorts, Inc. (a)                               108,768

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        13,800  Life Time Fitness, Inc. (a)(d)                      $      846,492
                                                        15,700  Premier Exhibitions, Inc. (a)                              236,756
                                                        30,700  Six Flags, Inc. (a)(d)                                     106,222
                                                         3,500  Steinway Musical Instruments, Inc.                         103,670
                                                         6,800  Sturm Ruger & Co., Inc. (a)                                121,788
                                                         9,500  Town Sports International Holdings, Inc. (a)               144,495
                                                        13,656  Vail Resorts, Inc. (a)                                     850,632
                                                         9,400  West Marine, Inc. (a)                                      108,570
                                                                                                                    --------------
                                                                                                                         3,133,309
----------------------------------------------------------------------------------------------------------------------------------
Machine Tools - 0.0%                                     1,500  Hurco Companies, Inc. (a)                                   81,090
----------------------------------------------------------------------------------------------------------------------------------
Machinery & Engineering - 0.1%                          18,690  Applied Industrial Technologies, Inc.                      576,213
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Agricultural - 0.1%                           5,650  Gehl Co. (a)                                               126,164
                                                         6,813  Lindsay Manufacturing Co. (d)                              298,273
                                                                                                                    --------------
                                                                                                                           424,437
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Construction                                  8,800  ASV, Inc. (a)(d)                                           123,464
& Handling - 0.1%                                        6,817  Astec Industries, Inc. (a)                                 391,637
                                                         2,187  NACCO Industries, Inc. Class A                             226,311
                                                                                                                    --------------
                                                                                                                           741,412
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Engines - 0.1%                               21,500  Briggs & Stratton Corp. (d)                                541,370
                                                         7,300  Raser Technologies, Inc. (a)(d)                             94,097
                                                                                                                    --------------
                                                                                                                           635,467
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Industrial/Specialty - 0.7%                  11,900  Actuant Corp. Class A                                      773,143
                                                         1,300  Altra Holdings, Inc. (a)                                    21,671
                                                         7,700  Chart Industries, Inc. (a)                                 247,632
                                                         9,100  Columbus McKinnon Corp. (a)                                226,499
                                                         8,300  EnPro Industries, Inc. (a)                                 336,980
                                                         3,900  Hardinge, Inc.                                             135,837
                                                         7,670  Kadant, Inc. (a)                                           214,760
                                                         6,000  Middleby Corp. (a)                                         387,240
                                                        14,710  Nordson Corp.                                              738,589
                                                         9,628  Tecumseh Products Co. Class A (a)                          185,339
                                                         7,274  Tennant Co.                                                354,244
                                                         2,800  Twin Disc, Inc.                                            162,960
                                                        12,179  Woodward Governor Co.                                      759,970
                                                                                                                    --------------
                                                                                                                         4,544,864
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Oil Well Equipment &                         10,200  Allis-Chalmers Energy, Inc. (a)                            193,188
Services - 1.4%                                         15,500  Basic Energy Services, Inc. (a)(d)                         325,810
                                                         8,802  CARBO Ceramics, Inc.                                       446,525
                                                        16,200  Complete Production Services, Inc. (a)                     331,776
                                                        10,176  Dril-Quip, Inc. (a)                                        502,186
                                                        25,872  Exterran Holdings, Inc. (a)                              2,078,556
                                                         9,600  Flotek Industries, Inc. (a)(d)                             423,840
                                                         6,417  Gulf Island Fabrication, Inc.                              246,349
                                                        12,200  Horizon Offshore, Inc. (a)                                 201,300
                                                        11,440  Hornbeck Offshore Services, Inc. (a)                       419,848
                                                         6,500  Lufkin Industries, Inc.                                    357,630
                                                         8,200  NATCO Group, Inc. Class A (a)                              424,350
                                                        42,820  Newpark Resources, Inc. (a)                                229,515
                                                        21,200  Oil States International, Inc. (a)                       1,023,960

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        51,981  Parker Drilling Co. (a)                             $      422,086
                                                        14,000  RPC, Inc. (d)                                              198,940
                                                        11,100  Sulphco, Inc. (a)(d)                                        97,680
                                                         2,000  Superior Offshore International, Inc. (a)                   22,500
                                                         5,700  Superior Well Services, Inc. (a)                           129,561
                                                           900  T-3 Energy Services, Inc. (a)                               38,376
                                                         5,200  Trico Marine Services, Inc. (a)                            154,960
                                                         6,000  Union Drilling, Inc. (a)                                    87,480
                                                        14,257  W-H Energy Services, Inc. (a)                            1,051,454
                                                         9,900  Willbros Group, Inc. (a)                                   336,600
                                                                                                                    --------------
                                                                                                                         9,744,470
----------------------------------------------------------------------------------------------------------------------------------
Machinery: Specialty - 0.3%                             15,600  Bucyrus International, Inc.                              1,137,708
                                                         5,100  Cascade Corp.                                              332,367
                                                        12,400  Flow International Corp. (a)                               109,368
                                                         9,641  Semitool, Inc. (a)                                          93,518
                                                        12,200  TurboChef Technologies, Inc. (a)(d)                        161,040
                                                                                                                    --------------
                                                                                                                         1,834,001
----------------------------------------------------------------------------------------------------------------------------------
Manufactured Housing - 0.1%                             35,927  Champion Enterprises, Inc. (a)                             394,478
                                                         4,205  Palm Harbor Homes, Inc. (a)(d)                              52,478
                                                         4,001  Skyline Corp.                                              120,350
                                                                                                                    --------------
                                                                                                                           567,306
----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.1%                                    20,959  Federal Signal Corp.                                       321,930
                                                         5,431  Standex International Corp.                                112,313
                                                                                                                    --------------
                                                                                                                           434,243
----------------------------------------------------------------------------------------------------------------------------------
Medical & Dental Instruments                            10,700  Abaxis, Inc. (a)                                           240,215
& Supplies - 3.1%                                       12,600  Abiomed, Inc. (a)                                          156,618
                                                        25,700  Align Technology, Inc. (a)                                 650,981
                                                        31,300  American Medical Systems Holdings, Inc. (a)(d)             530,535
                                                         9,100  AngioDynamics, Inc. (a)                                    171,535
                                                         9,208  Arrow International, Inc.                                  418,872
                                                         7,700  Bio-Rad Laboratories, Inc. Class A (a)                     696,850
                                                         7,400  BioMimetic Therapeutics, Inc. (a)                           98,716
                                                        14,528  CONMED Corp. (a)                                           406,639
                                                         2,100  Cantel Medical Corp. (a)                                    32,781
                                                        27,500  Cepheid, Inc. (a)                                          627,000
                                                        12,100  Conceptus, Inc. (a)(d)                                     229,658
                                                         6,800  CryoLife, Inc. (a)                                          64,260
                                                         4,200  Cutera, Inc. (a)                                           110,082
                                                         9,669  Cyberonics, Inc. (a)(d)                                    134,786
                                                         9,400  DJO, Inc. (a)                                              461,540
                                                         5,100  ev3, Inc. (a)(d)                                            83,742
                                                         8,600  FoxHollow Technologies, Inc. (a)                           227,040
                                                         4,200  Hansen Medical, Inc. (a)(d)                                113,862
                                                         8,300  I-Flow Corp. (a)(d)                                        154,297
                                                         7,250  ICU Medical, Inc. (a)                                      280,938
                                                        29,643  Immucor, Inc. (a)                                        1,059,737
                                                        12,522  Invacare Corp.                                             292,764
                                                        22,230  Inverness Medical Innovations, Inc. (a)                  1,229,764
                                                        21,000  Kyphon, Inc. (a)                                         1,470,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         3,678  Landauer, Inc.                                      $      187,431
                                                        16,400  LifeCell Corp. (a)                                         616,148
                                                         6,050  Medical Action Industries, Inc. (a)                        143,143
                                                        17,344  Mentor Corp.                                               798,691
                                                        14,400  Meridian Bioscience, Inc.                                  436,608
                                                        11,710  Merit Medical Systems, Inc. (a)                            151,996
                                                         8,700  Micrus Endovascular Corp. (a)                              158,949
                                                         4,800  Northstar Neuroscience, Inc. (a)                            53,568
                                                        15,000  NuVasive, Inc. (a)                                         538,950
                                                        20,059  OraSure Technologies, Inc. (a)                             201,593
                                                         5,900  Orthofix International NV (a)                              288,923
                                                        19,598  Owens & Minor, Inc.                                        746,488
                                                        29,173  PSS World Medical, Inc. (a)                                558,079
                                                         8,800  Palomar Medical Technologies, Inc. (a)                     250,712
                                                        11,629  PolyMedica Corp.                                           610,755
                                                        16,900  Sonic Innovations, Inc. (a)                                154,973
                                                         7,815  SonoSite, Inc. (a)                                         238,514
                                                        18,600  Spectranetic Corp. (a)                                     250,728
                                                        10,800  Stereotaxis, Inc. (a)                                      148,932
                                                        28,300  Steris Corp.                                               773,439
                                                         8,083  SurModics, Inc. (a)(d)                                     396,148
                                                        14,400  Symmetry Medical, Inc. (a)                                 240,480
                                                        25,947  Thoratec Corp. (a)                                         536,843
                                                        13,860  Ventana Medical Systems, Inc. (a)                        1,190,713
                                                         3,524  Vital Signs, Inc.                                          183,741
                                                         8,000  Volcano Corp. (a)                                          131,520
                                                        14,376  West Pharmaceutical Services, Inc.                         598,904
                                                        15,400  Wright Medical Group, Inc. (a)                             413,028
                                                                                                                    --------------
                                                                                                                        20,943,209
----------------------------------------------------------------------------------------------------------------------------------
Medical Services - 0.3%                                  5,900  Air Methods Corp. (a)                                      272,580
                                                        17,000  Magellan Health Services, Inc. (a)                         689,860
                                                        13,797  Parexel International Corp. (a)                            569,402
                                                        10,195  RehabCare Group, Inc. (a)                                  179,330
                                                                                                                    --------------
                                                                                                                         1,711,172
----------------------------------------------------------------------------------------------------------------------------------
Metal Fabricating - 1.0%                                 3,100  Ampco-Pittsburgh Corp.                                     122,078
                                                         5,600  CIRCOR International, Inc.                                 254,296
                                                           300  Compx International, Inc.                                    5,874
                                                         5,300  Dynamic Materials Corp.                                    253,446
                                                        10,150  Encore Wire Corp. (d)                                      255,069
                                                         4,600  Haynes International, Inc. (a)                             392,702
                                                         8,000  Insteel Industries, Inc.                                   122,800
                                                        13,626  Kaydon Corp.                                               708,416
                                                         6,300  L.B. Foster Co. Class A (a)                                273,798
                                                        53,660  Mueller Water Products, Inc. Series A (d)                  664,847
                                                         5,900  Northwest Pipe Co. (a)                                     223,138
                                                        16,110  Quanex Corp.                                               756,848
                                                        10,000  RBC Bearings, Inc. (a)                                     383,500
                                                        10,013  RTI International Metals, Inc. (a)                         793,630
                                                        12,693  Ryerson, Inc. (d)                                          428,262

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         8,900  Superior Essex, Inc. (a)                            $      331,792
                                                           700  Trimas Corp. (a)                                             9,289
                                                         7,458  Valmont Industries, Inc.                                   632,811
                                                                                                                    --------------
                                                                                                                         6,612,596
----------------------------------------------------------------------------------------------------------------------------------
Metals & Minerals Miscellaneous - 0.7%                   3,400  A.M. Castle & Co.                                          110,840
                                                         8,673  AMCOL International Corp. (d)                              286,990
                                                        23,900  Apex Silver Mines Ltd. (a)                                 464,855
                                                         8,211  Brush Engineered Materials, Inc. (a)                       426,069
                                                        14,000  Compass Minerals International, Inc.                       476,560
                                                        43,144  GrafTech International Ltd. (a)                            769,689
                                                        57,800  Hecla Mining Co. (a)                                       517,310
                                                        29,200  Idaho General Mines, Inc. (a)                              193,888
                                                         9,353  Minerals Technologies, Inc.                                626,651
                                                        17,064  Stillwater Mining Co. (a)                                  175,589
                                                        23,500  U.S. Gold Corp. (a)(d)                                     147,345
                                                        27,300  Uranium Resources, Inc. (a)                                256,347
                                                                                                                    --------------
                                                                                                                         4,452,133
----------------------------------------------------------------------------------------------------------------------------------
Milling: Fruit & Grain Processing - 0.0%                 5,000  MGP Ingredients, Inc. (d)                                   51,350
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Business & Consumer                        4,200  Core-Mark Holdings Co., Inc. (a)                           147,966
Discretionary - 0.0%
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Consumer Staples - 0.0%                    9,500  Reddy Ice Holdings, Inc.                                   250,515
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Health Care - 0.0%                         2,100  Animal Health International, Inc. (a)                       23,373
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                                 11,850  Ceradyne, Inc.2(a)                                         897,519
& Commodities - 0.2%                                    17,379  Symyx Technologies Inc. (a)                                151,024
                                                         9,589  WD-40 Co.                                                  327,368
                                                                                                                    --------------
                                                                                                                         1,375,911
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Materials                                 14,538  Insituform Technologies, Inc. Class A (a)                  221,414
& Processing - 0.2%                                     11,100  Metal Management, Inc.                                     601,620
                                                         7,655  Rogers Corp. (a)                                           315,309
                                                        36,459  USEC, Inc. (a)(d)                                          373,705
                                                         2,300  Xerium Technologies, Inc.                                   12,420
                                                                                                                    --------------
                                                                                                                         1,524,468
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Producer Durables - 0.1%                  20,300  Blount International, Inc. (a)                             230,608
                                                         5,700  Park-Ohio Holdings Corp. (a)                               147,915
                                                                                                                    --------------
                                                                                                                           378,523
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Technology - 0.2%                         12,200  IHS, Inc. Class A (a)                                      689,178
                                                         6,700  iRobot Corp. (a)(d)                                        133,196
                                                         7,600  Vocus, Inc. (a)                                            222,224
                                                                                                                    --------------
                                                                                                                         1,044,598
----------------------------------------------------------------------------------------------------------------------------------
Multi-Sector Companies - 0.4%                           13,200  Compass Diversified Holdings                               211,992
                                                        24,371  GenCorp, Inc. (a)                                          291,477
                                                         3,700  GenTek Inc. (a)                                            111,296
                                                        12,794  Kaman Corp. Class A                                        442,161
                                                        11,399  Lancaster Colony Corp.                                     435,100
                                                         6,900  Raven Industries, Inc.                                     276,345
                                                         2,565  Sequa Corp. Class A (a)                                    425,226
                                                        21,200  Walter Industries, Inc.                                    570,280
                                                                                                                    --------------
                                                                                                                         2,763,877
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Office Furniture & Business                             21,100  ACCO Brands Corp. (a)                               $      473,484
Equipment - 0.3%                                        29,500  Herman Miller, Inc.                                        800,630
                                                        10,674  Kimball International, Inc. Class B                        121,470
                                                        18,900  Knoll, Inc.                                                335,286
                                                                                                                    --------------
                                                                                                                         1,730,870
----------------------------------------------------------------------------------------------------------------------------------
Offshore Drilling - 0.3%                                11,954  Atwood Oceanics, Inc. (a)                                  915,198
                                                         4,000  Bois d'Arc Energy, Inc. (a)(d)                              76,680
                                                        36,620  Hercules Offshore, Inc. (a)                                956,148
                                                                                                                    --------------
                                                                                                                         1,948,026
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 2.1%                                200  APCO Argentina, Inc.                                        20,898
                                                        10,600  ATP Oil & Gas Corp. (a)(h)                                 498,518
                                                         5,800  Arena Resources, Inc. (a)                                  379,900
                                                        11,225  Atlas America, Inc.                                        579,547
                                                        28,200  BPZ Resources, Inc. (a)                                    219,960
                                                        16,202  Berry Petroleum Co. Class A                                641,437
                                                        11,700  Bill Barrett Corp. (a)                                     461,097
                                                        19,800  Brigham Exploration Co. (a)                                117,414
                                                         8,800  Bronco Drilling Co., Inc. (a)                              130,240
                                                         9,800  Callon Petroleum Co. (a)                                   136,416
                                                        11,000  Carrizo Oil & Gas, Inc. (a)                                493,460
                                                         4,300  Clayton Williams Energy, Inc. (a)                          141,900
                                                        17,557  Comstock Resources, Inc. (a)                               541,458
                                                         7,000  Contango Oil & Gas Co. (a)                                 253,400
                                                         3,000  Delek US Holdings, Inc.                                     75,240
                                                        23,500  EXCO Resources, Inc. (a)                                   388,690
                                                        14,400  Edge Petroleum Corp. (a)(d)                                184,896
                                                        21,500  Encore Acquisition Co. (a)                                 680,475
                                                        16,000  Energy Infrastructure Acquisition Corp. (a)                157,280
                                                        15,537  Energy Partners Ltd. (a)                                   228,083
                                                        20,400  FX Energy, Inc. (a)                                        151,980
                                                        22,600  GeoGlobal Resources, Inc. (a)(d)                            81,360
                                                         4,600  Geokinetics, Inc. (a)                                      107,410
                                                         6,800  Goodrich Petroleum Corp. (a)(d)                            215,560
                                                        85,743  Grey Wolf, Inc. (a)                                        561,617
                                                        11,400  Gulfport Energy Corp. (a)                                  269,724
                                                        16,300  Harvest Natural Resources, Inc. (a)(d)                     194,622
                                                        36,400  Mariner Energy, Inc. (a)                                   753,844
                                                        12,300  McMoRan Exploration Co. (a)(d)                             165,435
                                                        38,911  Meridian Resource Corp. (a)                                 96,499
                                                         5,500  NTR Acquisition Co. (a)                                     52,140
                                                        31,500  Oilsands Quest, Inc. (a)                                   139,545
                                                        16,400  Parallel Petroleum Corp. (a)                               278,636
                                                        70,062  PetroHawk Energy Corp. (a)                               1,150,418
                                                         7,100  Petroleum Development Corp. (a)                            314,885
                                                        18,100  Petroquest Energy, Inc. (a)                                194,213
                                                        21,700  Pioneer Drilling Co. (a)                                   264,306
                                                         5,249  Resource America, Inc. Class A                              82,882
                                                        20,300  Rosetta Resources, Inc. (a)                                372,302
                                                        10,478  Stone Energy Corp. (a)                                     419,225

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        13,017  Swift Energy Co. (a)                                $      532,656
                                                        19,400  TXCO Resources, Inc. (a)                                   173,824
                                                         9,400  Toreador Resources Corp. (a)(d)                            111,202
                                                         2,900  Venoco, Inc. (a)                                            49,735
                                                        11,110  VeraSun Energy Corp. (a)(d)                                122,210
                                                        25,900  Warren Resources, Inc. (a)                                 324,786
                                                        15,410  Whiting Petroleum Corp. (a)                                684,975
                                                                                                                    --------------
                                                                                                                        14,196,300
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated Domestic - 0.1%                         28,600  Delta Petroleum Corp. (a)(d)                               510,796
                                                         5,000  GMX Resources Inc. (a)(d)                                  160,850
                                                                                                                    --------------
                                                                                                                           671,646
----------------------------------------------------------------------------------------------------------------------------------
Oil: Integrated International - 0.0%                    25,700  Vaalco Energy, Inc. (a)                                    117,449
----------------------------------------------------------------------------------------------------------------------------------
Paints & Coatings - 0.2%                                21,576  Ferro Corp.                                                431,088
                                                        26,380  H.B. Fuller Co.                                            782,958
                                                         1,693  Kronos Worldwide, Inc.                                      31,964
                                                                                                                    --------------
                                                                                                                         1,246,010
----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.4%                                            11,674  Albany International Corp. Class A                         437,658
                                                        24,400  Bowater, Inc. (d)                                          364,048
                                                        13,298  Buckeye Technologies, Inc. (a)                             201,332
                                                         8,892  Chesapeake Corp.                                            75,226
                                                         9,700  Mercer International, Inc.-Sbi (a)(d)                       91,665
                                                         1,350  Multi-Color Corp.                                           30,807
                                                         8,100  Neenah Paper, Inc.                                         268,029
                                                        19,901  P.H. Glatfelter Co.                                        295,331
                                                        13,980  Rock-Tenn Co. Class A                                      404,022
                                                        19,342  Wausau Paper Corp.                                         215,663
                                                                                                                    --------------
                                                                                                                         2,383,781
----------------------------------------------------------------------------------------------------------------------------------
Photography - 0.0%                                       1,600  CPI Corp.                                                   61,632
----------------------------------------------------------------------------------------------------------------------------------
Plastics - 0.1%                                          5,600  The Lamson & Sessions Co. (a)                              150,976
                                                        13,854  Spartech Corp.                                             236,349
                                                                                                                    --------------
                                                                                                                           387,325
----------------------------------------------------------------------------------------------------------------------------------
Pollution Control &                                      7,100  American Ecology Corp.                                     150,449
Environmental Services - 0.2%                           35,100  Darling International, Inc. (a)                            347,139
                                                         5,900  Fuel Tech, Inc. (a)                                        130,331
                                                        17,146  Headwaters, Inc. (a)                                       255,132
                                                         6,800  Team, Inc. (a)                                             186,184
                                                                                                                    --------------
                                                                                                                         1,069,235
----------------------------------------------------------------------------------------------------------------------------------
Power Transmission Equipment - 0.1%                     13,951  Regal-Beloit Corp.                                         668,113
----------------------------------------------------------------------------------------------------------------------------------
Printing & Copying Services - 0.2%                      15,382  Bowne & Co., Inc.                                          256,264
                                                        23,300  Cenveo, Inc. (a)                                           503,979
                                                         6,400  Schawk, Inc.                                               144,448
                                                        17,800  VistaPrint Ltd. (a)                                        665,186
                                                                                                                    --------------
                                                                                                                         1,569,877
----------------------------------------------------------------------------------------------------------------------------------
Production Technology Equipment - 1.0%                  14,957  ATMI, Inc. (a)(h)                                          444,971
                                                        44,200  Axcelis Technologies, Inc. (a)                             225,862
                                                        34,278  Brooks Automation, Inc. (a)                                488,119
                                                        19,256  Cognex Corp.                                               341,987
                                                        40,468  Credence Systems Corp. (a)                                 125,046

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        15,700  Cymer, Inc. (a)(h)                                  $      602,723
                                                         8,231  Dionex Corp. (a)                                           654,035
                                                        12,661  Electro Scientific Industries, Inc. (a)                    303,358
                                                        57,299  Entegris, Inc. (a)                                         497,355
                                                        10,090  Esterline Technologies Corp. (a)                           575,634
                                                        13,955  FEI Co. (a)                                                438,606
                                                        10,900  Intevac, Inc. (a)                                          165,680
                                                        28,456  Kulicke & Soffa Industries, Inc. (a)                       241,307
                                                        33,103  LTX Corp. (a)                                              118,178
                                                         9,200  MTS Systems Corp.                                          382,720
                                                        22,899  Mattson Technology, Inc. (a)                               198,076
                                                        17,479  Photronics, Inc. (a)                                       199,435
                                                         6,800  Rofin-Sinar Technologies, Inc. (a)                         477,428
                                                        12,673  Rudolph Technologies, Inc. (a)                             175,268
                                                         5,200  Ultra Clean Holdings, Inc. (a)                              76,440
                                                        13,490  Ultratech, Inc. (a)                                        186,971
                                                                                                                    --------------
                                                                                                                         6,919,199
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Miscellaneous - 0.2%                         4,600  Consolidated Graphics, Inc. (a)                            288,834
                                                         4,050  Courier Corp.                                              142,600
                                                         5,940  GateHouse Media, Inc. (d)                                   75,735
                                                        14,182  Martha Stewart Living Omnimedia, Inc.
                                                                Class A (a)(d)                                             165,220
                                                        11,207  Playboy Enterprises, Inc. Class B (a)                      120,363
                                                        16,700  Primedia, Inc.                                             234,468
                                                        16,860  Scholastic Corp. (a)                                       587,740
                                                                                                                    --------------
                                                                                                                         1,614,960
----------------------------------------------------------------------------------------------------------------------------------
Publishing: Newspapers - 0.2%                           36,700  Belo Corp. Class A                                         637,112
                                                        19,000  Journal Communications, Inc. Class A                       180,120
                                                        22,900  Lee Enterprises, Inc.                                      356,553
                                                         9,600  Media General, Inc. Class A                                264,096
                                                        36,529  Sun-Times Media Group, Inc.                                 82,921
                                                                                                                    --------------
                                                                                                                         1,520,802
----------------------------------------------------------------------------------------------------------------------------------
Radio & TV Broadcasters - 0.4%                          19,900  CKX, Inc. (a)                                              244,969
                                                       102,330  Citadel Broadcasting Corp.                                 425,693
                                                        17,500  Cox Radio, Inc. Class A (a)                                228,375
                                                        19,600  Cumulus Media, Inc. Class A (a)                            200,312
                                                        19,800  Emmis Communications Corp. Class A                          97,812
                                                        14,200  Entercom Communications Corp.                              274,486
                                                         2,200  Fisher Communications, Inc. (a)                            109,714
                                                        18,200  Gray Television, Inc.                                      154,518
                                                        11,800  Lin TV Corp. Class A (a)                                   153,518
                                                         1,500  Nexstar Broadcasting Group, Inc. Class A (a)                15,735
                                                        33,200  Radio One, Inc. Class D (a)                                123,836
                                                         3,383  Salem Communications Corp. Class A                          27,064
                                                        21,364  Sinclair Broadcast Group, Inc. Class A                     257,223
                                                        17,484  Spanish Broadcasting System, Inc. Class A (a)               45,109
                                                        24,000  Westwood One, Inc.                                          66,000
                                                         9,796  World Wrestling Entertainment, Inc.                        147,724
                                                                                                                    --------------
                                                                                                                         2,572,088
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Railroad Equipment - 0.2%                                3,800  American Railcar Industries, Inc.                   $       83,676
                                                         5,300  Freightcar America, Inc.                                   202,460
                                                         7,000  Greenbrier Cos., Inc. (d)                                  186,970
                                                        20,239  Westinghouse Air Brake Technologies Corp.                  758,153
                                                                                                                    --------------
                                                                                                                         1,231,259
----------------------------------------------------------------------------------------------------------------------------------
Railroads - 0.1%                                        14,875  Genesee & Wyoming, Inc. Class A (a)                        428,995
----------------------------------------------------------------------------------------------------------------------------------
Real Estate - 0.2%                                         800  AMREP Corp. (d)                                             21,440
                                                         3,000  Avatar Holdings, Inc. (a)(d)                               149,790
                                                         5,600  Bluegreen Corp. (a)                                         43,400
                                                         2,500  Consolidated-Tomoka Land Co.                               168,025
                                                        11,100  Grubb & Ellis Co. (a)                                      103,230
                                                         7,100  HFF, Inc. Class A (a)                                       84,277
                                                        19,472  Hilltop Holdings, Inc. (a)                                 228,601
                                                         3,400  Quadra Realty Trust, Inc.                                   32,402
                                                         5,500  Resource Capital Corp.                                      61,930
                                                         4,015  Tejon Ranch Co. (a)(d)                                     166,221
                                                        14,400  Thomas Properties Group, Inc.                              172,800
                                                                                                                    --------------
                                                                                                                         1,232,116
----------------------------------------------------------------------------------------------------------------------------------
Real Estate Investment                                  15,801  Acadia Realty Trust                                        428,681
Trusts (REITs) - 5.3%                                    3,400  Agree Realty Corp.                                         106,556
                                                        17,700  Alesco Financial, Inc. (d)                                  87,084
                                                           767  Alexander's, Inc. (a)                                      295,679
                                                        12,776  Alexandria Real Estate Equities, Inc.                    1,229,818
                                                        10,050  American Campus Communities, Inc.                          294,365
                                                        56,600  American Financial Realty Trust (h)                        455,630
                                                        25,400  Anthracite Capital, Inc. (c)(h)                            231,140
                                                        19,800  Anworth Mortgage Asset Corp.                               106,722
                                                         7,000  Arbor Realty Trust, Inc.                                   132,230
                                                        46,080  Ashford Hospitality Trust, Inc. (h)                        463,104
                                                        11,400  Associated Estates Realty Corp. (d)                        148,656
                                                         3,800  BRT Realty Trust                                            65,892
                                                        28,420  BioMed Realty Trust, Inc.                                  684,922
                                                         7,800  CBRE Realty Finance, Inc.                                   46,020
                                                        16,300  Capital Lease Funding, Inc.                                167,075
                                                         6,000  Capital Trust, Inc. (d)                                    213,000
                                                        19,200  Cedar Shopping Centers, Inc.                               261,504
                                                        17,000  Corporate Office Properties Trust (h)                      707,710
                                                        17,400  Cousins Properties, Inc.                                   510,864
                                                         8,600  Crystal River Capital, Inc.                                144,566
                                                        71,110  DCT Industrial Trust, Inc.                                 744,522
                                                        20,900  Deerfield Triarc Capital Corp.                             189,145
                                                        41,150  DiamondRock Hospitality Co.                                716,422
                                                        21,540  Digital Realty Trust, Inc.                                 848,461
                                                         9,927  Eastgroup Properties, Inc.                                 449,296
                                                        15,300  Education Realty Trust, Inc.                               206,550
                                                        11,580  Entertainment Properties Trust                             588,264
                                                        27,040  Equity Inns, Inc.                                          610,563
                                                         8,794  Equity Lifestyle Properties, Inc.                          455,529
                                                        15,000  Equity One, Inc.                                           408,000

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        28,050  Extra Space Storage, Inc.                           $      431,690
                                                        27,170  FelCor Lodging Trust, Inc.                                 541,498
                                                        20,800  First Industrial Realty Trust, Inc.                        808,496
                                                        13,100  First Potomac Realty Trust                                 285,580
                                                        23,300  Franklin Street Properties Corp. (d)                       401,925
                                                        62,700  Friedman Billings Ramsey Group, Inc. Class A (d)           289,047
                                                        13,590  GMH Communities Trust                                      105,323
                                                         5,900  Getty Realty Corp.                                         160,480
                                                        16,156  Glimcher Realty Trust                                      379,666
                                                         6,550  Gramercy Capital Corp.                                     164,864
                                                        23,200  Healthcare Realty Trust, Inc.                              618,512
                                                        17,700  Hersha Hospitality Trust                                   175,230
                                                        24,800  Highwoods Properties, Inc.                                 909,416
                                                        15,720  Home Properties, Inc.                                      820,270
                                                        40,300  IMPAC Mortgage Holdings, Inc. (d)                           62,062
                                                        25,200  Inland Real Estate Corp.                                   390,348
                                                        21,000  Investors Real Estate Trust                                226,800
                                                        11,300  JER Investors Trust, Inc.                                  140,685
                                                         9,940  Kite Realty Group Trust                                    186,872
                                                         8,200  LTC Properties, Inc.                                       194,094
                                                        19,020  LaSalle Hotel Properties                                   800,362
                                                        28,692  Lexington Corporate Properties Trust                       574,127
                                                        20,300  Luminent Mortgage Capital, Inc. (d)                         33,901
                                                        35,300  MFA Mortgage Investments, Inc.                             284,165
                                                        15,900  Maguire Properties, Inc.                                   410,697
                                                        26,400  Medical Properties Trust, Inc. (d)                         351,648
                                                        16,480  Meruelo Maddux Properties, Inc. (a)                         97,397
                                                        11,029  Mid-America Apartment Communities, Inc.                    549,796
                                                         3,700  Mission West Properties, Inc.                               44,955
                                                         8,729  National Health Investors, Inc.                            269,813
                                                        28,875  National Retail Properties, Inc.                           703,973
                                                        38,559  Nationwide Health Properties, Inc.                       1,161,783
                                                        20,300  Newcastle Investment Corp. (d)                             357,686
                                                        26,700  NorthStar Realty Finance Corp.                             265,131
                                                         5,275  Novastar Financial, Inc. (a)(d)                             46,789
                                                        29,200  Omega Healthcare Investors, Inc.                           453,476
                                                         6,408  PS Business Parks, Inc.                                    364,295
                                                         6,204  Parkway Properties, Inc.                                   273,845
                                                        14,232  Pennsylvania Real Estate Investment Trust                  554,194
                                                        18,986  Post Properties, Inc.                                      734,758
                                                        16,247  Potlatch Corp.                                             731,602
                                                        29,810  RAIT Investment Trust (d)                                  245,336
                                                         9,400  Ramco-Gershenson Properties Trust                          293,656
                                                        43,900  Realty Income Corp.                                      1,227,005
                                                         9,695  Redwood Trust, Inc. (d)                                    322,068
                                                        16,900  Republic Property Trust                                    247,923
                                                         6,222  Saul Centers, Inc.                                         320,433
                                                        33,314  Senior Housing Properties Trust                            734,907
                                                         8,580  Sovran Self Storage, Inc.                                  393,307
                                                        32,300  Strategic Hotel Capital, Inc.                              665,057

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         9,243  Sun Communities, Inc.                               $      278,029
                                                        27,100  Sunstone Hotel Investors, Inc.                             694,844
                                                        15,322  Tanger Factory Outlet Centers, Inc.                        621,920
                                                         2,875  Tarragon Corp. (a)(d)                                        7,533
                                                        18,270  U-Store-It Trust                                           241,164
                                                         4,627  Universal Health Realty Income Trust                       164,397
                                                         9,200  Urstadt Biddle Properties, Inc. Class A                    142,324
                                                        19,665  Washington Real Estate Investment Trust                    652,485
                                                        11,800  Winthrop Realty Trust, Inc.                                 79,414
                                                                                                                    --------------
                                                                                                                        35,687,023
----------------------------------------------------------------------------------------------------------------------------------
Recreational Vehicles & Boats - 0.2%                     5,643  Arctic Cat, Inc.                                            92,319
                                                        27,799  Fleetwood Enterprises, Inc. (a)                            237,681
                                                         2,075  Marine Products Corp.                                       17,596
                                                        13,024  Monaco Coach Corp.                                         182,727
                                                        15,500  Polaris Industries, Inc. (d)                               676,110
                                                        13,090  Winnebago Industries, Inc. (d)                             312,589
                                                                                                                    --------------
                                                                                                                         1,519,022
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                               5,253  Electro Rent Corp.                                          73,595
Commercial - 0.1%                                        5,900  H&E Equipment Services, Inc. (a)                           106,082
                                                        11,010  McGrath RentCorp                                           365,972
                                                        13,100  Williams Scotsman International, Inc. (a)                  363,001
                                                                                                                    --------------
                                                                                                                           908,650
----------------------------------------------------------------------------------------------------------------------------------
Rental & Leasing Services:                              18,393  Aaron Rents, Inc.                                          410,164
Consumer - 0.3%                                          4,600  Amerco, Inc. (a)(d)                                        291,916
                                                        11,895  Dollar Thrifty Automotive Group, Inc. (a)                  412,638
                                                         5,900  RSC Holdings, Inc. (a)                                      96,760
                                                        31,100  Rent-A-Center, Inc. (a)                                    563,843
                                                                                                                    --------------
                                                                                                                         1,775,321
----------------------------------------------------------------------------------------------------------------------------------
Restaurants - 1.7%                                      12,800  AFC Enterprises, Inc. (a)                                  192,640
                                                        32,400  Applebee's International, Inc.                             806,112
                                                         4,700  BJ's Restaurants, Inc. (a)                                  98,935
                                                         2,700  Benihana, Inc. Class A (a)                                  46,737
                                                        17,380  Bob Evans Farms, Inc.                                      524,528
                                                         7,750  Buffalo Wild Wings, Inc. (a)                               292,330
                                                        10,700  CBRL Group, Inc.                                           436,560
                                                        12,350  CEC Entertainment, Inc. (a)                                331,844
                                                        27,400  CKE Restaurants, Inc.                                      444,154
                                                        15,750  California Pizza Kitchen, Inc. (a)                         276,728
                                                         4,300  Carrols Restaurant Group, Inc. (a)                          48,160
                                                        13,500  Chipotle Mexican Grill, Inc. Class B (a)                 1,444,500
                                                        49,000  Denny's Corp. (a)                                          196,000
                                                        15,450  Domino's Pizza, Inc.                                       256,315
                                                         7,548  IHOP Corp.                                                 478,015
                                                        13,568  Jack in the Box, Inc. (a)                                  879,749
                                                        28,700  Jamba, Inc. (a)(d)                                         201,761
                                                        28,200  Krispy Kreme Doughnuts, Inc. (a)(d)                        112,800
                                                         7,396  Landry's Restaurants, Inc. (d)                             195,698
                                                         3,800  McCormick & Schmick's Seafood Restaurants,
                                                                Inc. (a)                                                    71,554
                                                         1,300  Morton's Restaurant Group, Inc. (a)                         20,670

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        13,684  O'Charleys, Inc.                                    $      207,449
                                                        11,208  P.F. Chang's China Bistro, Inc. (a)                        331,757
                                                        11,696  Papa John's International, Inc. (a)                        285,850
                                                        15,877  Rare Hospitality International, Inc. (a)(d)                605,072
                                                         8,800  Red Robin Gourmet Burgers, Inc. (a)                        377,520
                                                        23,600  Ruby Tuesday, Inc.                                         432,824
                                                         8,300  Ruth's Chris Steak House, Inc. (a)                         118,275
                                                        31,520  Sonic Corp. (a)                                            737,568
                                                         9,828  The Steak n Shake Co. (a)                                  147,518
                                                        20,800  Texas Roadhouse, Inc. Class A (a)                          243,360
                                                        25,850  Triarc Cos.                                                323,384
                                                                                                                    --------------
                                                                                                                        11,166,367
----------------------------------------------------------------------------------------------------------------------------------
Retail - 3.2%                                           15,424  1-800-FLOWERS.COM, Inc. Class A (a)                        178,764
                                                        18,200  99 Cents Only Stores (a)                                   186,914
                                                         8,800  AC Moore Arts & Crafts, Inc. (a)                           138,688
                                                        33,675  Aeropostale, Inc. (a)                                      641,845
                                                         8,600  Asbury Automotive Group, Inc.                              170,366
                                                         8,400  bebe Stores, Inc.                                          122,892
                                                         9,900  Big 5 Sporting Goods Corp.                                 185,130
                                                        89,000  Blockbuster, Inc. Class A (a)(d)                           477,930
                                                         5,800  Blue Nile, Inc. (a)(d)                                     545,896
                                                         3,800  The Bon-Ton Stores, Inc. (d)                                86,336
                                                         9,200  Books-A-Million, Inc.                                      121,716
                                                        25,400  Borders Group, Inc.                                        338,582
                                                        19,127  Brown Shoe Co., Inc.                                       371,064
                                                         5,073  The Buckle, Inc.                                           192,470
                                                         6,300  Build-A-Bear Workshop, Inc. (a)(d)                         111,888
                                                        17,834  CSK Auto Corp. (a)                                         189,932
                                                        13,800  Cabela's, Inc. Class A (a)                                 326,370
                                                         7,950  Cache, Inc. (a)                                            141,907
                                                        15,700  Casual Male Retail Group, Inc. (a)                         140,672
                                                        12,995  The Cato Corp. Class A                                     265,618
                                                        30,434  Central Garden and Pet Co. Class A (a)                     273,297
                                                        11,100  Charlotte Russe Holding, Inc. (a)                          162,504
                                                        59,440  Charming Shoppes, Inc. (a)                                 499,296
                                                         9,485  The Children's Place Retail Stores, Inc. (a)               230,296
                                                        15,728  Christopher & Banks Corp.                                  190,623
                                                        28,400  Collective Brands, Inc. (a)                                626,504
                                                         5,200  Conn's, Inc. (a)(d)                                        124,228
                                                           500  DEB Shops, Inc.                                             13,445
                                                        22,990  Dress Barn, Inc. (a)                                       391,060
                                                        10,200  Eddie Bauer Holdings, Inc. (a)                              87,720
                                                        16,100  Ezcorp, Inc. (a)                                           216,545
                                                         4,800  FTD Group, Inc.                                             71,424
                                                        18,735  Fred's, Inc.                                               197,280
                                                        10,500  GSI Commerce, Inc. (a)                                     279,300
                                                         7,500  Gaiam, Inc. (a)                                            180,225
                                                         5,800  Gander Mountain Co. (a)(d)                                  31,378
                                                        10,738  Genesco, Inc. (a)                                          495,344
                                                        10,532  Group 1 Automotive, Inc.                                   353,559

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        14,139  Guitar Center, Inc. (a)                             $      838,443
                                                        14,258  Gymboree Corp. (a)                                         502,452
                                                        23,181  HOT Topic, Inc. (a)                                        172,930
                                                        15,875  Hibbett Sports, Inc. (a)                                   393,700
                                                        20,998  Insight Enterprises, Inc. (a)                              541,958
                                                        12,205  Jo-Ann Stores, Inc. (a)                                    257,525
                                                         8,933  Jos. A. Bank Clothiers, Inc. (a)(d)                        298,541
                                                         1,788  Lawson Products, Inc.                                       62,240
                                                         6,800  Lithia Motors, Inc. Class A                                116,008
                                                         7,100  MarineMax, Inc. (a)                                        103,376
                                                        22,500  Men's Wearhouse, Inc.                                    1,136,700
                                                         7,200  New York & Co. (a)                                          43,920
                                                         7,200  Overstock.com, Inc. (a)(d)                                 207,360
                                                           400  PC Connection, Inc. (a)                                      5,000
                                                        20,710  The PEP Boys - Manny, Moe & Jack                           290,561
                                                        30,500  Pacific Sunwear of California, Inc. (a)                    451,400
                                                         9,900  The Pantry, Inc. (a)                                       253,737
                                                        12,800  PetMed Express, Inc. (a)                                   179,328
                                                        38,399  Pier 1 Imports, Inc. (a)                                   181,627
                                                        15,916  Priceline.com, Inc. (a)(d)                               1,412,545
                                                         3,800  PriceSmart, Inc.                                            89,680
                                                         8,800  Retail Ventures, Inc. (a)                                   91,608
                                                         9,600  Rush Enterprises, Inc. Class A (a)                         243,360
                                                         6,647  Russ Berrie & Co., Inc. (a)                                111,670
                                                        35,900  Sally Beauty Co., Inc. (a)                                 303,355
                                                         9,654  School Specialty, Inc. (a)                                 334,318
                                                         4,400  Shutterfly, Inc. (a)                                       140,404
                                                        11,700  Sonic Automotive, Inc.                                     280,098
                                                        17,350  Stage Stores, Inc.                                         316,291
                                                         8,803  Stamps.com, Inc. (a)                                       105,372
                                                        11,824  Stein Mart, Inc.                                            89,981
                                                           300  Syms Corp.                                                   4,503
                                                         2,600  Systemax, Inc. (d)                                          53,144
                                                         8,100  Talbots, Inc. (d)                                          145,800
                                                        12,990  Tuesday Morning Corp. (d)                                  116,780
                                                        13,366  Tween Brands, Inc. (a)                                     438,939
                                                        20,780  United Natural Foods, Inc. (a)                             565,632
                                                        17,856  ValueVision Media, Inc. Class A (a)                        132,313
                                                         6,400  Volcom, Inc. (a)                                           272,128
                                                        36,700  The Wet Seal, Inc. Class A (a)                             142,029
                                                        21,300  Zale Corp. (a)                                             492,882
                                                         7,500  Zumiez, Inc. (a)                                           332,775
                                                                                                                    --------------
                                                                                                                        21,611,421
----------------------------------------------------------------------------------------------------------------------------------
Savings & Loan - 1.2%                                    8,537  Anchor Bancorp Wisconsin, Inc.                             230,499
                                                        26,738  Bank Mutual Corp.                                          315,241
                                                        19,442  BankAtlantic Bancorp, Inc. Class A                         168,562
                                                        16,973  BankUnited Financial Corp. Class A                         263,760
                                                         3,800  Berkshire Hills Bancorp, Inc.                              114,874
                                                        31,887  Brookline Bancorp, Inc.                                    369,570
                                                        16,249  Dime Community Bancshares, Inc.                            243,248

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         9,200  Downey Financial Corp. (d)                          $      531,760
                                                         5,226  First Financial Holdings, Inc.                             163,469
                                                         8,500  First Indiana Corp.                                        266,220
                                                        51,853  First Niagara Financial Group, Inc.                        733,720
                                                         5,000  First Place Financial Corp.                                 88,500
                                                         8,300  FirstFed Financial Corp. (a)(d)                            411,265
                                                        19,350  Flagstar Bancorp, Inc.                                     188,276
                                                         9,575  Flushing Financial Corp.                                   160,860
                                                         3,078  Great Southern Bancorp, Inc.                                76,458
                                                         4,450  Horizon Financial Corp.                                     90,246
                                                         6,350  IBERIABANK Corp.                                           334,327
                                                         3,700  Imperial Capital Bancorp, Inc.                             104,525
                                                         9,400  KNBT Bancorp, Inc.                                         155,476
                                                         6,600  Kearny Financial Corp.                                      84,414
                                                           300  NASB Financial, Inc.                                        10,713
                                                        49,300  NewAlliance Bancshares, Inc.                               723,724
                                                         6,267  Northwest Bancorp, Inc.                                    178,359
                                                        13,965  Ocwen Financial Corp. (a)                                  131,690
                                                        12,811  PFF Bancorp, Inc.                                          196,521
                                                        15,028  Partners Trust Financial Group, Inc.                       182,891
                                                        28,658  Provident Financial Services, Inc.                         469,131
                                                        14,889  Provident New York Bancorp                                 195,195
                                                         3,500  Rockville Financial, Inc.                                   49,910
                                                           600  Roma Financial Corp.                                        10,260
                                                        22,343  Sterling Financial Corp.                                   601,250
                                                         9,800  TierOne Corp.                                              259,406
                                                         9,061  United Community Financial Corp.                            65,420
                                                         1,700  ViewPoint Financial Group                                   31,416
                                                        39,633  W Holding Co., Inc.                                         88,778
                                                         4,512  Westfield Financial, Inc.                                   43,812
                                                                                                                    --------------
                                                                                                                         8,333,746
----------------------------------------------------------------------------------------------------------------------------------
Scientific Equipment & Suppliers - 0.2%                 18,935  Newport Corp. (a)                                          288,380
                                                        14,535  Varian, Inc. (a)                                           924,571
                                                                                                                    --------------
                                                                                                                         1,212,951
----------------------------------------------------------------------------------------------------------------------------------
Securities Brokerage & Services - 0.4%                  22,145  Centerline Holding Co. (d)                                 339,926
                                                         6,300  GFI Group, Inc. (a)                                        542,556
                                                        11,100  KBW, Inc. (a)                                              319,458
                                                        48,900  Knight Capital Group, Inc. Class A (a)(h)                  584,844
                                                        20,200  LaBranche & Co., Inc. (a)                                   94,536
                                                        49,900  Ladenburg Thalmann Financial Services, Inc. (a)(d)          97,804
                                                        13,500  MarketAxess Holdings, Inc. (a)                             202,500
                                                        17,000  optionsXpress Holdings, Inc.                               444,380
                                                         4,600  Penson Worldwide, Inc. (a)                                  85,008
                                                         9,706  SWS Group, Inc.                                            171,699
                                                         6,700  Thomas Weisel Partners Group, Inc. (a)                      97,217
                                                                                                                    --------------
                                                                                                                         2,979,928
----------------------------------------------------------------------------------------------------------------------------------
Services: Commercial - 3.1%                             21,470  ABM Industries, Inc.                                       428,971
                                                        15,105  AMN Healthcare Services, Inc. (a)                          282,917
                                                        10,161  Administaff, Inc.                                          368,844

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         7,800  The Advisory Board Co. (a)                          $      456,066
                                                         8,800  Ambassadors Group, Inc.                                    335,280
                                                         5,400  Ambassadors International, Inc.                            132,462
                                                         4,400  Barrett Business Services                                  104,852
                                                        20,553  CBIZ, Inc. (a)                                             163,396
                                                         7,501  CDI Corp.                                                  209,128
                                                         6,400  CRA International, Inc. (a)                                308,416
                                                         9,878  Casella Waste Systems, Inc. (a)                            123,870
                                                        11,072  Chemed Corp.                                               688,235
                                                         8,450  CoStar Group, Inc. (a)                                     451,653
                                                         7,500  Coinmach Service Corp. Class A                              89,925
                                                        12,092  Coinstar, Inc. (a)                                         389,000
                                                         5,200  Cornell Cos., Inc. (a)                                     122,460
                                                        16,100  Cross Country Healthcare, Inc. (a)                         281,267
                                                        12,300  Diamond Management & Technology
                                                                Consultants, Inc.                                          113,160
                                                        13,300  DynCorp. International, Inc. (a)                           307,363
                                                         7,704  Exponent, Inc. (a)                                         193,293
                                                        17,741  FTI Consulting, Inc. (a)                                   892,550
                                                         4,200  First Advantage Corp. Class A (a)                           74,214
                                                         4,981  Forrester Research, Inc. (a)                               117,402
                                                         9,377  G&K Services, Inc. Class A                                 376,955
                                                        23,900  The Geo Group, Inc. (a)                                    707,679
                                                        13,300  Gevity HR, Inc.                                            136,325
                                                         9,200  Global Sources Ltd. (a)                                    203,964
                                                        23,700  Harris Interactive, Inc. (a)                               102,147
                                                         9,158  Heidrick & Struggles International, Inc.                   333,809
                                                        21,200  Home Solutions of America, Inc. (a)(d)                      71,868
                                                        10,700  Hudson Highland Group, Inc. (a)                            136,211
                                                         3,500  ICT Group, Inc. (a)                                         46,935
                                                        46,300  IKON Office Solutions, Inc.                                594,955
                                                        14,000  Jackson Hewitt Tax Service, Inc.                           391,440
                                                        10,168  Kelly Services, Inc. Class A                               201,428
                                                        12,300  Kenexa Corp. (a)                                           378,594
                                                        13,100  Kforce, Inc. (a)                                           168,466
                                                        12,600  The Knot, Inc. (a)                                         267,876
                                                        19,068  Korn/Ferry International (a)                               314,813
                                                        20,522  Labor Ready, Inc. (a)                                      379,862
                                                         4,600  Liquidity Services, Inc. (a)                                50,554
                                                         9,504  MAXIMUS, Inc.                                              414,184
                                                        44,505  MPS Group, Inc. (a)                                        496,231
                                                         6,442  Midas, Inc. (a)                                            121,561
                                                         5,300  Monro Muffler, Inc.                                        179,087
                                                        25,223  Navigant Consulting, Inc. (a)                              319,323
                                                        20,000  Net 1 UEPS Technologies, Inc. (a)                          543,400
                                                        15,300  On Assignment, Inc. (a)                                    142,902
                                                        22,264  PHH Corp. (a)                                              585,098
                                                        10,200  People Support, Inc. (a)                                   121,992
                                                        11,100  Perficient, Inc. (a)                                       242,757
                                                         4,760  Pre-Paid Legal Services, Inc. (a)                          263,990

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                         5,600  The Providence Service Corp. (a)                    $      164,416
                                                        19,200  Regis Corp.                                                612,672
                                                        23,432  Resources Connection, Inc.                                 542,451
                                                        12,302  Rollins, Inc.                                              328,340
                                                        24,000  Source Interlink Cos., Inc. (a)(d)                          84,480
                                                        24,529  Spherion Corp. (a)                                         202,610
                                                         1,000  Standard Parking Corp. (a)                                  39,790
                                                         6,200  Steiner Leisure Ltd. (a)                                   269,080
                                                        16,789  TeleTech Holdings, Inc. (a)                                401,425
                                                        28,131  Tetra Tech, Inc. (a)                                       594,127
                                                         1,700  Travelzoo, Inc. (a)                                         39,015
                                                         4,700  Unifirst Corp.                                             176,062
                                                         8,800  Viad Corp.                                                 316,800
                                                         6,138  Volt Information Sciences, Inc. (a)                        108,274
                                                        29,827  Waste Connections, Inc. (a)                                947,306
                                                         1,600  Waste Industries USA, Inc.                                  45,792
                                                         8,233  Waste Services, Inc. (a)                                    79,942
                                                        18,015  Watson Wyatt Worldwide, Inc.                               809,594
                                                        12,400  World Fuel Services Corp.                                  506,044
                                                                                                                    --------------
                                                                                                                        21,197,350
----------------------------------------------------------------------------------------------------------------------------------
Shipping - 0.7%                                         27,200  American Commercial Lines, Inc. (a)(h)                     645,456
                                                         3,400  Arlington Tankers Ltd (d)                                   83,742
                                                         7,700  Double Hull Tankers, Inc. (d)                              114,653
                                                        21,700  Eagle Bulk Shipping, Inc. (d)                              558,558
                                                         6,300  Genco Shipping & Trading Ltd.                              412,839
                                                        10,300  General Maritime Corp. (d)                                 287,473
                                                        18,800  Golar LNG Ltd.                                             419,616
                                                        11,300  Gulfmark Offshore, Inc. (a)                                549,858
                                                        12,800  Horizon Lines, Inc. Class A                                390,784
                                                         9,800  Knightsbridge Tankers Ltd. (d)                             263,620
                                                        10,200  Nordic American Tanker Shipping Ltd. (d)                   400,248
                                                        11,700  Ship Finance International Ltd.                            307,359
                                                        10,400  Star Maritime Acquisition Corp. (a)                        145,704
                                                         4,000  TBS International Ltd. (a)                                 165,000
                                                                                                                    --------------
                                                                                                                         4,744,910
----------------------------------------------------------------------------------------------------------------------------------
Shoes - 0.5%                                             8,500  DSW, Inc. Class A (a)(d)                                   213,945
                                                         5,600  Deckers Outdoor Corp. (a)                                  614,880
                                                        18,266  The Finish Line, Inc. Class A                               79,274
                                                         2,800  Heelys, Inc. (a)(d)                                         22,316
                                                        22,100  Iconix Brand Group, Inc. (a)                               525,759
                                                        11,196  K-Swiss, Inc. Class A                                      256,500
                                                         4,892  Kenneth Cole Productions, Inc. Class A                      94,758
                                                         6,000  Shoe Carnival, Inc. (a)                                     94,680
                                                         8,455  Skechers U.S.A., Inc. Class A (a)                          186,856
                                                        10,968  Steven Madden Ltd.                                         207,844
                                                        20,600  Timberland Co. Class A (a)                                 390,576
                                                           700  Weyco Group, Inc.                                           21,987
                                                        23,608  Wolverine World Wide, Inc.                                 646,859
                                                                                                                    --------------
                                                                                                                         3,356,234
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.3%                                             1,900  Claymont Steel, Inc. (a)                            $       38,475
                                                         9,234  Gibraltar Industries, Inc.                                 170,829
                                                         3,800  Olympic Steel, Inc.                                        103,208
                                                        10,650  Schnitzer Steel Industries, Inc. Class A                   780,539
                                                         3,700  Universal Stainless & Alloy Products, Inc. (a)             147,223
                                                         3,600  Wheeling-Pittsburgh Corp. (a)                               69,480
                                                        33,300  Worthington Industries, Inc.                               784,548
                                                                                                                    --------------
                                                                                                                         2,094,302
----------------------------------------------------------------------------------------------------------------------------------
Sugar - 0.0%                                             5,100  Imperial Sugar Co. New Shares (d)                          133,263
----------------------------------------------------------------------------------------------------------------------------------
Telecommunications Equipment - 0.8%                     67,600  Andrew Corp. (a)                                           936,260
                                                        47,400  Arris Group, Inc. (a)                                      585,390
                                                         7,285  Audiovox Corp. Class A (a)                                  74,963
                                                        20,361  Belden, Inc.                                               955,135
                                                        23,734  C-COR, Inc. (a)                                            272,704
                                                        14,900  Mastec, Inc. (a)                                           209,643
                                                         5,400  OpNext, Inc. (a)                                            62,640
                                                        20,699  Plantronics, Inc.                                          590,956
                                                        39,900  Polycom, Inc. (a)                                        1,071,714
                                                        56,677  Powerwave Technologies, Inc. (a)                           349,130
                                                           400  Preformed Line Products Co.                                 20,808
                                                        20,200  Symmetricom, Inc. (a)                                       94,940
                                                                                                                    --------------
                                                                                                                         5,224,283
----------------------------------------------------------------------------------------------------------------------------------
Textile Products - 0.1%                                 26,221  Interface, Inc. Class A                                    473,289
----------------------------------------------------------------------------------------------------------------------------------
Textiles Apparel Manufacturers - 0.7%                   22,900  Carter's, Inc. (a)                                         456,855
                                                         4,900  Cherokee, Inc. (d)                                         187,964
                                                         6,100  Columbia Sportswear Co.                                    337,391
                                                         8,500  G-III Apparel Group, Ltd. (a)                              167,365
                                                        16,070  J. Crew Group, Inc. (a)                                    666,905
                                                        11,282  Kellwood Co.                                               192,358
                                                         8,300  Maidenform Brands, Inc. (a)                                131,804
                                                         6,542  Oxford Industries, Inc.                                    236,297
                                                         6,450  Perry Ellis International, Inc. (a)                        178,730
                                                        54,100  Quiksilver, Inc. (a)                                       773,630
                                                         6,100  True Religion Apparel, Inc. (a)(d)                         107,360
                                                        10,700  Under Armour, Inc. Class A (a)(d)                          640,074
                                                        20,100  The Warnaco Group, Inc. (a)                                785,307
                                                                                                                    --------------
                                                                                                                         4,862,040
----------------------------------------------------------------------------------------------------------------------------------
Tires & Rubber - 0.1%                                   26,800  Cooper Tire & Rubber Co.                                   653,920
                                                        10,500  Titan International, Inc.                                  335,160
                                                                                                                    --------------
                                                                                                                           989,080
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.2%                                          41,955  Alliance One International, Inc. (a)                       274,386
                                                         6,820  Schweitzer-Mauduit International, Inc.                     158,906
                                                        11,756  Universal Corp.                                            575,456
                                                        17,045  Vector Group Ltd. (d)                                      381,971
                                                                                                                    --------------
                                                                                                                         1,390,719
----------------------------------------------------------------------------------------------------------------------------------
Toys - 0.1%                                             13,730  Jakks Pacific, Inc. (a)                                    366,728
                                                        12,546  Leapfrog Enterprises, Inc. (a)                             103,504
                                                        21,200  Marvel Entertainment, Inc. (a)                             496,928
                                                                                                                    --------------
                                                                                                                           967,160
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
Transportation Miscellaneous - 0.2%                     13,700  Celadon Group, Inc. (a)                             $      161,249
                                                         4,600  Dynamex, Inc. (a)                                          117,852
                                                        16,300  HUB Group, Inc. Class A (a)                                489,489
                                                        25,500  Odyssey Marine Exploration, Inc. (a)                       156,570
                                                        16,000  Pacer International, Inc.                                  304,800
                                                         5,700  Ultrapetrol Bahamas Ltd. (a)                                94,677
                                                                                                                    --------------
                                                                                                                         1,324,637
----------------------------------------------------------------------------------------------------------------------------------
Truckers - 0.4%                                         11,541  Arkansas Best Corp.                                        376,929
                                                        13,132  Forward Air Corp.                                          391,071
                                                        25,173  Heartland Express, Inc.                                    359,470
                                                        22,762  Knight Transportation, Inc.                                391,734
                                                         4,650  Marten Transport Ltd. (a)                                   71,657
                                                        12,325  Old Dominion Freight Line, Inc. (a)                        295,430
                                                           100  Patriot Transportation Holding, Inc. (a)                     9,834
                                                         6,181  Saia, Inc. (a)                                             102,172
                                                         1,800  Universal Truckload Services, Inc. (a)                      39,528
                                                        23,700  Werner Enterprises, Inc.                                   406,455
                                                                                                                    --------------
                                                                                                                         2,444,280
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Cable TV & Radio - 0.0%                      29,900  Mediacom Communications Corp. Class A (a)                  210,795
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Electrical - 1.4%                            12,466  Allete, Inc.                                               557,978
                                                        25,975  Avista Corp.                                               528,591
                                                        16,400  Black Hills Corp.                                          672,728
                                                         6,889  CH Energy Group, Inc.                                      329,294
                                                         2,800  Central Vermont Public Service Corp.                       102,312
                                                        27,867  Cleco Corp.                                                704,199
                                                        22,608  El Paso Electric Co. (a)                                   522,923
                                                        13,168  The Empire District Electric Co.                           297,465
                                                        19,100  IDACORP, Inc.                                              625,334
                                                        17,100  ITC Holdings Corp.                                         847,305
                                                         7,545  MGE Energy, Inc.                                           252,305
                                                        14,400  NorthWestern Corp.                                         391,248
                                                        11,586  Otter Tail Corp.                                           413,041
                                                        33,300  PNM Resources, Inc.                                        775,224
                                                         5,500  Pike Electric Corp. (a)                                    103,180
                                                        11,900  Portland General Electric Co.                              330,820
                                                        12,967  UIL Holdings Corp.                                         408,461
                                                        17,283  Unisource Energy Corp.                                     516,589
                                                        39,400  Westar Energy, Inc.                                        967,664
                                                                                                                    --------------
                                                                                                                         9,346,661
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Gas Distributors - 0.8%                       2,900  EnergySouth, Inc.                                          146,218
                                                         9,348  The Laclede Group, Inc.                                    301,753
                                                        13,474  New Jersey Resources Corp.                                 668,176
                                                        21,100  Nicor, Inc.                                                905,190
                                                        13,199  Northwest Natural Gas Co.                                  603,194
                                                        32,400  Piedmont Natural Gas Co.                                   812,916
                                                         6,900  SEMCO Energy, Inc. (a)                                      54,441
                                                        14,732  South Jersey Industries, Inc.                              512,674

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
Industry                                                  Held  Common Stocks                                            Value
----------------------------------------------------------------------------------------------------------------------------------
                                                        16,590  Southwest Gas Corp.                                 $      469,331
                                                        20,900  WGL Holdings, Inc.                                         708,301
                                                                                                                    --------------
                                                                                                                         5,182,194
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Miscellaneous - 0.1%                        155,600  Aquila, Inc. (a)                                           623,956
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Telecommunications - 1.3%                    22,700  Alaska Communications Systems Group, Inc.                  328,015
                                                         5,900  Atlantic Tele-Network, Inc.                                214,465
                                                         8,026  Centennial Communications Corp. (a)                         81,223
                                                       117,500  Cincinnati Bell, Inc. (a)                                  580,450
                                                         7,200  Consolidated Communications Holdings, Inc.                 141,192
                                                        68,000  Dobson Communications Corp. Class A (a)                    869,040
                                                        15,400  FairPoint Communications, Inc.                             290,444
                                                        55,550  FiberTower Corp. (a)(d)                                    213,312
                                                        23,339  General Communication, Inc. Class A (a)                    283,335
                                                        13,000  Global Crossing Ltd. (a)                                   274,040
                                                         5,000  Globalstar, Inc. (a)(d)                                     36,650
                                                         6,792  Golden Telecom, Inc. (f)                                   546,688
                                                        57,000  ICO Global Communications Holdings Ltd. (a)                198,360
                                                        19,100  IDT Corp. Class B                                          159,867
                                                        10,200  Ibasis, Inc. (a)                                           109,650
                                                        16,700  Iowa Telecommunications Services, Inc.                     331,495
                                                         7,100  iPCS, Inc.                                                 244,169
                                                         9,900  NTELOS Holdings Corp.                                      291,654
                                                         9,521  North Pittsburgh Systems, Inc.                             226,219
                                                         8,700  ORBCOMM, Inc. (a)                                           65,511
                                                        31,020  PAETEC Holding Corp. (a)                                   386,819
                                                        29,400  Premiere Global Services, Inc. (a)                         371,910
                                                        12,700  RCN Corp.                                                  156,210
                                                         4,200  Rural Cellular Corp. Class A (a)                           182,700
                                                         6,600  Shenandoah Telecom Co.                                     143,616
                                                         4,900  SureWest Communications                                    122,549
                                                        62,900  Time Warner Telecom, Inc. Class A (a)(d)                 1,381,913
                                                        12,020  USA Mobility, Inc.                                         202,777
                                                                                                                    --------------
                                                                                                                         8,434,273
----------------------------------------------------------------------------------------------------------------------------------
Utilities: Water - 0.2%                                  9,285  American States Water Co.                                  362,115
                                                         8,296  California Water Service Group                             319,313
                                                         3,800  Consolidated Water Co., Inc.                               114,076
                                                         5,248  SJW Corp. (d)                                              179,167
                                                        14,883  Southwest Water Co. (d)                                    187,972
                                                                                                                    --------------
                                                                                                                         1,162,643
----------------------------------------------------------------------------------------------------------------------------------
Wholesale & International Trade - 0.1%                  15,425  Central European Distribution Corp. (a)(d)                 739,012
----------------------------------------------------------------------------------------------------------------------------------
Wholesalers - 0.3%                                      25,230  Brightpoint, Inc. (a)                                      378,702
                                                         5,800  Houston Wire & Cable Co. (d)                               105,038
                                                        19,700  LKQ Corp. (a)                                              685,757
                                                         3,700  MWI Veterinary Supply, Inc. (a)                            139,675
                                                        11,500  Prestige Brands Holdings, Inc. (a)                         126,270
                                                        12,569  United Stationers, Inc. (a)                                697,831
                                                                                                                    --------------
                                                                                                                         2,133,273
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Common Stocks
                                                                (Cost - $495,570,157) - 88.2%                          592,407,758
----------------------------------------------------------------------------------------------------------------------------------

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

                                                        Shares
                                                          Held  Exchange-Traded Funds                                    Value
----------------------------------------------------------------------------------------------------------------------------------
                                                       169,590  iShares Russell 2000 Index Fund (d)                 $   13,592,639
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Exchange-Traded Funds
                                                                (Cost - $12,334,264) - 2.0%                             13,592,639
----------------------------------------------------------------------------------------------------------------------------------

                                                                Mutual Funds
----------------------------------------------------------------------------------------------------------------------------------
                                                         5,700  Gladstone Capital Corp. (d)                                111,264
                                                        15,200  Hercules Technology Growth Capital, Inc.                   201,704
                                                         2,700  Kayne Anderson Energy Development Co.                       68,796
                                                        12,700  Patriot Capital Funding, Inc.                              169,799
                                                        11,700  Pennantpark Investment Corp.                               156,780
                                                         5,200  Prospect Capital Corp.                                      88,504
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Mutual Funds
                                                                (Cost - $834,886) - 0.1%                                   796,847
----------------------------------------------------------------------------------------------------------------------------------

                                                    Beneficial
Industry                                              Interest  Other Interests (b)
----------------------------------------------------------------------------------------------------------------------------------
Oil: Crude Producers - 0.0%                        $       500  PetroCorp Inc. (Escrow Shares)                                   0
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Other Interests (Cost - $0) - 0.0%                         0
----------------------------------------------------------------------------------------------------------------------------------

                                                                Short-Term Securities
----------------------------------------------------------------------------------------------------------------------------------
                                                    64,724,745  BlackRock Liquidity Series, LLC
                                                                Cash Sweep Series, 5.22% (c)(e)                         64,724,745
                                                    88,626,925  BlackRock Liquidity Series, LLC
                                                                Money Market Series, 5.26% (c)(e)(g)                    88,626,925
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Short-Term Securities
                                                                Cost - $153,351,670) - 22.8%                           153,351,670
----------------------------------------------------------------------------------------------------------------------------------
                                                                Total Investments (Cost - $662,090,977*) - 113.1%      760,148,914

                                                                Liabilities in Excess of Other Assets - (13.1%)        (87,826,867)
                                                                                                                    --------------
                                                                Net Assets - 100.0%                                 $  672,322,047
                                                                                                                    ==============

* The cost and unrealized appreciation (depreciation) of investments as of September 30, 2007, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                              $ 667,224,549
                                                                  =============
      Gross unrealized appreciation                               $ 133,803,352
      Gross unrealized depreciation                                 (40,878,987)
                                                                  -------------
      Net unrealized appreciation                                 $  92,924,365
                                                                  =============

(a)   Non-income producing security.
(b) Other interests represent beneficial interest in liquidation trusts and other reorganization entities and are non-income producing.
(c) Investments in companies considered to be an affiliate of the Series, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      -------------------------------------------------------------------------------------------------------------------
                                                                                                               Interest/
                                                     Purchase                Sale             Realized         Dividend
      Affiliate                                        Cost                  Cost               Gain            Income
      -------------------------------------------------------------------------------------------------------------------
      BlackRock Liquidity Series, LLC
      Cash Sweep Series                                      --          $ 44,088,205**            --         $ 2,396,879
      BlackRock Liquidity Series, LLC
      Money Market Series                          $ 54,460,445*                   --              --         $   541,129
      Anthracite Capital, Inc.                     $     44,389          $      6,196           $ 119         $    21,678
      -------------------------------------------------------------------------------------------------------------------

*     Represents net purchase cost.
**    Represents net sale cost.
(d)   Security, or a portion of security, is on loan.

Master Small Cap Index Series of Quantitative Master Series LLC
Schedule of Investments as of September 30, 2007 (Unaudited)

(e)   Represents the current yield as of September 30, 2007.
(f)   Depositary receipts.
(g)   Security was purchased with the cash proceeds from securities loans.
(h)   Security held as collateral in connection with open future contracts.
o For Series compliance purposes, the Series' industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Series management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.
o Financial futures contracts purchased as of September 30, 2007, were as follows:

      --------------------------------------------------------------------------
      Number of                      Expiration         Face         Unrealized
      Contracts         Issue           Date            Value       Appreciation
      --------------------------------------------------------------------------
         161         Russell 2000     December
                         Index          2007        $ 63,274,255    $ 2,188,345
      --------------------------------------------------------------------------

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                                PAR
                                                               AMOUNT     VALUE
                                                              --------   -------
                                                                  (DOLLARS IN
                                                                  THOUSANDS)
CORPORATE OBLIATIONS - 1.02%
   Allstate Life Global Funding, 3.74%,
      Due 3/1/2010 ++ .....................................   $    100   $    95
   Lehman Brothers Holdings, Inc., 3.96%,
      Due 6/2/2009 ++ .....................................        105       101
   Merrill Lynch & Co., Inc., 3.847%, Due 3/2/2009 ++ .....        150       146
   Toyota Motor Credit Corp., 4.94%, Due 2/5/2016 ++ ......        110       105
                                                                         -------
   TOTAL CORPORATE OBLIGATIONS ............................                  447
                                                                         -------
U.S. AGENCY OBLIGATIONS - 0.23%
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.23%
      3.50%, Due 2/17/2009 ++ .............................        100        98
                                                                         -------
U.S. TREASURY OBLIGATIONS - 95.12%
      3.875%, Due 1/15/2009 # .............................        794       810
      4.25%, Due 1/15/2010 # ..............................      1,077     1,128
      0.875%, Due 4/15/2010 # .............................      5,184     5,012
      3.50%, Due 1/15/2011 # ..............................      1,382     1,443
      2.375%, Due 4/15/2011 # .............................      1,674     1,685
      3.375%, Due 1/15/2012 # .............................      4,458     4,688
      3.00%, Due 7/15/2012 # ..............................      2,838     2,954
      1.875%, Due 7/15/2013 # .............................      2,251     2,215
      2.00%, Due 1/15/2014 # ..............................      3,235     3,189
      2.00%, Due 7/15/2014 # ..............................      3,520     3,472
      1.625%, Due 1/15/2015 # .............................      4,085     3,908
      1.875%, Due 7/15/2015 # .............................      3,695     3,597
      2.00%, Due 1/15/2016 # ..............................      4,208     4,114
      2.50%, Due 7/15/2016 # ..............................      2,434     2,479
      2.375%, Due 1/15/2017 # .............................        795       801
                                                                         -------
   TOTAL U.S. TREASURY OBLIGATIONS ........................               41,495
                                                                         -------

                                                               SHARES
                                                              --------
SHORT TERM INVESTMENTS - 2.19%
   American Beacon Money Market Select Fund *       .......    955,656       956
                                                                         -------
TOTAL INVESTMENTS - 98.56% (COST $42,727) .................              $42,996
OTHER ASSETS, NET OF LIABILITIES - 1.44% ..................                  626
                                                                         -------
TOTAL NET ASSETS - 100.00% ................................              $43,622
                                                                         =======

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

#    Inflation-Indexed Note.

*    The Fund/Trust is affiliated by having the same investment advisor.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON TREASURY INFLATION PROTECTED SECURITIES FUND
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

         Investments are valued at the close of the New York Stock Exchange (the "Exchange"), normally 4 p.m. ET, each day that the Exchange is open for business. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade.

         Debt securities (other than short-term securities) normally are valued on the basis of prices provided by an independent pricing service and may take into account appropriate factors such as institution-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data. When a price is unavailable from a pricing service or when the price provided by the pricing service is deemed not to represent fair value, the prices of debt securities may be determined using quotes obtained from brokers.

         Investments in mutual funds are valued at the closing net asset value per share of the mutual fund on the day of valuation. Investment grade short-term obligations with 60 days or less to maturity are valued using the amortized cost method which approximates market value.

         Securities for which the market prices are not readily available or are not reflective of the fair value of the security will be priced at a fair value following procedures approved by the Board of Trustees (the "Board"). In the light of the judgment involved in fair value decisions, there can be no assurance that a fair value assigned to a particular security is accurate.

         Most foreign markets close before the Exchange. Developments that could affect the values of securities that occur between the close of a foreign market and the close of the Exchange normally will not be reflected in security valuations. If such developments are so significant such that they will, in the judgement of the pricing committee of the funds, clearly and materially affect the value of securities, the previous closing prices may be adjusted to reflect the fair value of the securities as of the close of the Exchange, as determined in good faith and pursuant to procedures approved by the Board. Adjustments to closing prices to reflect fair value on affected foreign securities may be provided by an independent pricing service.


   Currency Translation

         All assets and liabilities initially expressed in foreign currency values are converted into U.S. dollar values at the mean of the bid and ask prices of such currencies against U.S. dollars as last quoted by a recognized dealer. Income, expenses and purchases and sales of investments are translated into U.S. dollars at the rate of exchange prevailing on the respective dates of such transactions.

Cost of Investments for Federal Income Tax Purposes

         As of September 30, 2007, the cost of investments for federal income tax purposes was as follows (in thousands):

                               Cost Basis of
                               Investments for                                      Net Unrealized
                               Federal Income      Unrealized        Unrealized      Appreciation/
         Fund                  Tax Purposes      Appreciation      Depreciation     (Depreciation)
           ----               ---------------     -----------      ------------     --------------
Treasury Inflation
   Protected Securities        $ 43,016            $  93            $ (113)            $  (20)


The American Beacon U.S. Government Money Market Fund invests all of its investable assets in the American Beacon Master U.S. Government Money Market Portfolio. The Schedule of Investments for the American Beacon Master U.S. Government Money Market Portfolio for the fiscal quarter ended
September 30, 2007 is provided below.



AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SCHEDULE OF INVESTMENTS
September 30, 2007 (Unaudited)

                                                             PAR
                                                            AMOUNT       VALUE
                                                           --------   ----------
                                                                (DOLLARS IN
                                                                 THOUSANDS)
U.S. AGENCY OBLIGATIONS - 10.76%
FEDERAL HOME LOAN BANK - 10.04%
      5.30%, Due 2/22/2008 .............................   $ 15,000   $   14,999
      5.30%, Due 5/7/2008 ..............................     15,000       14,999
      5.39%, Due 8/15/2008 ++ ..........................     35,000       35,020
      5.54%, Due 9/17/2008 ++ ..........................     25,000       24,989
      5.19%, Due 1/5/2009 ++ ...........................     35,000       34,997
      5.236%, Due 2/11/2009 ++ .........................     25,000       24,993
                                                                      ----------
                                                                         149,997
                                                                      ----------
FEDERAL HOME LOAN MORTGAGE CORPORATION - 0.05%
      5.05%, Due 12/31/2007 ............................        793          783
                                                                      ----------
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 0.67%
      5.03%, Due 12/28/2007 ++ .........................     10,000        9,997
                                                                      ----------
   TOTAL U.S. AGENCY OBLIGATIONS .......................                 160,777
                                                                      ----------
REPURCHASE AGREEMENTS - 89.12%
   Banc of America Securities LLC, 5.12%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $510,000,
      5.0%, 8/1/2033) ..................................    500,000      500,000
   Barclays Capital, Inc., 5.10%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $494,700,
      5.0% - 6.319%, 10/1/2025 - 8/1/2037) .............    485,000      485,000
   Goldman Sachs, 5.10%, Due 10/1/2007
      (Held at Bank of New York, Collateralized by U.S.
      Government Obligations valued at $353,990,
      4.461% - 6.075%, 4/1/2034 - 10/1/2037) ...........    347,049      347,050
                                                                      ----------
   TOTAL REPURCHASE AGREEMENTS .........................               1,332,050
                                                                      ----------
TOTAL INVESTMENTS - 99.88% (COST $1,492,827) ...........              $1,492,827
OTHER ASSETS, NET OF LIABILITIES - 0.12% ...............                   1,812
                                                                      ----------
TOTAL NET ASSETS - 100.00% .............................              $1,494,639
                                                                      ==========

     Percentages are stated as a percent of net assets.

++ The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the final maturity date.

                             SEE ACCOMPANYING NOTES

AMERICAN BEACON U.S. GOVERNMENT MONEY MARKET PORTFOLIO
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------

   Security Valuation

     Securites of the Portfolio are valued at amortized cost, which approximates fair value. In the event that a deviation of 1/2 of 1% or more exists between the $1.00 per share price of the Portfolio, calculated at amortized cost, and the price per share calculated by reference to market quotations, or if there is any other deviation that the American Beacon Master Trust's Board of Trustees (the "Board") believes would result in a material dilution to shareholders or purchasers, the Board will promptly consider the appropriate action that should be initiated.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon an evaluation within 90 days of the filing date of this report, the principal executive and financial officers concluded that the disclosure controls and procedures of the Trust are effective.

(b) There were no changes in the Trust's internal control over financial reporting during the Trust's last fiscal quarter that materially affected, or were reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the Trust as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as EX-99.CERT.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMERICAN BEACON FUNDS

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: November 29, 2007
      ------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By : /s/ Douglas G. Herring
     --------------------
     Douglas G. Herring
     President

Date: November 29, 2007
      ------------------

By: /s/ Rebecca L. Harris
    ---------------------
    Rebecca L. Harris
    Treasurer

Date: November 29, 2007
      ------------------